UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock Diversified Fixed Income Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index 2070 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 10.92%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to performance. The U.S. Federal Reserve began cutting interest rates in response to falling inflation, benefiting the Fund’s fixed-income holdings. Among the Fund’s underlying strategies, Core Alpha Bond and Total Return were key contributors.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
The Fund’s cash position was 12.1% at the end of the period. The cash position did not have a material impact on performance.
What detracted from performance?
The Fund’s relative-value positions in short- and intermediate-term portions of the yield curve were the largest detractors from performance. There were no notable detractors among the underlying actively managed strategies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 18, 2023 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	10.92%	2.26%
Bloomberg U.S. Aggregate Bond Index	10.55	2.08
Key Fund statistics
Net Assets	$960,375,042
Number of Portfolio Holdings	3,763
Net Investment Advisory Fees	$1,136,108
Portfolio Turnover Rate	506%
The Fund commenced operations on January 18, 2023.
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	33.8%
Corporate Bonds	25.8%
U.S. Treasury Obligations	21.0%
Non-Agency Mortgage-Backed Securities	10.1%
Asset-Backed Securities	6.5%
Foreign Agency Obligations	2.4%
Municipal Bonds	0.4%
Common Stocks	—	%(b)
Preferred Stocks	—	%(b)
Capital Trust	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(e)	59.3%
AA/Aa	2.8%
A	11.7%
BBB/Baa	14.8%
BB/Ba	4.2%
B	0.7%
CCC/Caa	0.5%
CC	0.1%
C	0.3%
D	—	%(b)
N/R(d)	5.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Annual Shareholder Report — October 31, 2024
BDVIX-10/24-AR

BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.14%
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 11.17%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to performance. The U.S. Federal Reserve began cutting interest rates in response to falling inflation, benefiting the Fund’s fixed-income holdings. Among the Fund’s underlying strategies, Core Alpha Bond and Total Return were key contributors.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
The Fund’s cash position was 12.1% at the end of the period. The cash position did not have a material impact on performance.
What detracted from performance?
The Fund’s relative-value positions in short- and intermediate-term portions of the yield curve were the largest detractors from performance. There were no notable detractors among the underlying actively managed strategies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 18, 2023 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	11.17%	2.37%
Bloomberg U.S. Aggregate Bond Index	10.55	2.08
Key Fund statistics
Net Assets	$960,375,042
Number of Portfolio Holdings	3,763
Net Investment Advisory Fees	$1,136,108
Portfolio Turnover Rate	506%
The Fund commenced operations on January 18, 2023.
On the close of business on September 18, 2023, all of the issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	33.8%
Corporate Bonds	25.8%
U.S. Treasury Obligations	21.0%
Non-Agency Mortgage-Backed Securities	10.1%
Asset-Backed Securities	6.5%
Foreign Agency Obligations	2.4%
Municipal Bonds	0.4%
Common Stocks	—	%(b)
Preferred Stocks	—	%(b)
Capital Trust	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(e)	59.3%
AA/Aa	2.8%
A	11.7%
BBB/Baa	14.8%
BB/Ba	4.2%
B	0.7%
CCC/Caa	0.5%
CC	0.1%
C	0.3%
D	—	%(b)
N/R(d)	5.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Annual Shareholder Report — October 31, 2024
BDVFX-10/24-AR

BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 21.83%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	21.83%	5.91%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Annual Shareholder Report — October 31, 2024
LENIX-10/24-AR

BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.35%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 21.59%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	21.59%	5.65%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Annual Shareholder Report — October 31, 2024
LENAX-10/24-AR

BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 21.84%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.84%	5.96%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Annual Shareholder Report — October 31, 2024
LENKX-10/24-AR

BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 24.57%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	24.57%	7.44%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Annual Shareholder Report — October 31, 2024
LEJIX-10/24-AR

BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.34%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 24.19%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	24.19%	7.17%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Annual Shareholder Report — October 31, 2024
LEJAX-10/24-AR

BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 24.68%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	24.68%	7.50%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Annual Shareholder Report — October 31, 2024
LEJKX-10/24-AR

BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 27.24%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	27.24%	8.99%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Annual Shareholder Report — October 31, 2024
LEKIX-10/24-AR

BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.33%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 27.01%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	27.01%	8.71%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Annual Shareholder Report — October 31, 2024
LEKAX-10/24-AR

BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 27.26%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	27.26%	9.03%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Annual Shareholder Report — October 31, 2024
LEKKX-10/24-AR

BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 29.51%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	29.51%	9.97%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Annual Shareholder Report — October 31, 2024
LEHIX-10/24-AR

BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.32%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 29.09%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	29.09%	9.69%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Annual Shareholder Report — October 31, 2024
LEHAX-10/24-AR

BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 29.62%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	29.62%	10.04%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Annual Shareholder Report — October 31, 2024
LEHKX-10/24-AR

BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.03%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.03%	10.60%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Annual Shareholder Report — October 31, 2024
LEGIX-10/24-AR

BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 30.84%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	30.84%	10.34%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Annual Shareholder Report — October 31, 2024
LEBAX-10/24-AR

BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.14%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.14%	10.67%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Annual Shareholder Report — October 31, 2024
LEPKX-10/24-AR

BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.80%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.80%	10.83%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Annual Shareholder Report — October 31, 2024
LEEIX-10/24-AR

BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.45%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.45%	10.56%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Annual Shareholder Report — October 31, 2024
LEVAX-10/24-AR

BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.82%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.82%	10.88%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Annual Shareholder Report — October 31, 2024
LEVKX-10/24-AR

BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.78%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.78%	10.83%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Annual Shareholder Report — October 31, 2024
LEZIX-10/24-AR

BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.52%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.52%	10.55%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Annual Shareholder Report — October 31, 2024
LEZAX-10/24-AR

BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.89%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.89%	10.89%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Annual Shareholder Report — October 31, 2024
LEZKX-10/24-AR

BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.91%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.91%	10.89%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Annual Shareholder Report — October 31, 2024
LEWIX-10/24-AR

BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.60%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.60%	10.62%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
Average annual total returns reflect reductions for service fees.
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Annual Shareholder Report — October 31, 2024
LEWAX-10/24-AR

BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.92%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.92%	10.93%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
The Fund has added the MSCI USA Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Annual Shareholder Report — October 31, 2024
LEWKX-10/24-AR

BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1(a)(b)	0.06%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Annual Shareholder Report — October 31, 2024
LEYIX-10/24-AR

BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$3(a)(b)	0.30%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Annualized.
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Annual Shareholder Report — October 31, 2024
LEYAX-10/24-AR

BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)(c)	0.01%(a)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Rounds to less than $1.
(d)	Annualized.
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Annual Shareholder Report — October 31, 2024
LEYKX-10/24-AR

BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 18.55%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	18.55%	3.42%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Annual Shareholder Report — October 31, 2024
LERIX-10/24-AR

BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 18.30%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	18.30%	3.18%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
Average annual total returns reflect reductions for service fees.
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Annual Shareholder Report — October 31, 2024
LERAX-10/24-AR

BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 18.60%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2020 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	18.60%	3.48%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on August 18, 2020.
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, FTSE International Limited, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Annual Shareholder Report — October 31, 2024
LERKX-10/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Diversified Fixed Income Fund	$33,600	$30,300	$0	$0	$12,000	$12,000	$0	$0
BlackRock LifePath® ESG Index 2030 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2035 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2040 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2045 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2050 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2055 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2060 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2065 Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath® ESG Index 2070 Fund	$14,130	$0	$0	$0	$10,750	$0	$0	$0
BlackRock LifePath® ESG Index Retirement Fund	$15,900	$15,857	$0	$0	$10,750	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

2

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Diversified Fixed Income Fund	$12,000	$12,000
BlackRock LifePath® ESG Index 2030 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2035 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2040 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2045 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2050 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2055 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2060 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2065 Fund	$10,750	$10,750
BlackRock LifePath® ESG Index 2070 Fund	$10,750	$0
BlackRock LifePath® ESG Index Retirement Fund	$10,750	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

October 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Diversified Fixed Income Fund
Derivative Financial Instruments
3

Schedule of Investments
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.87%, 07/15/37(a)(b)	USD	250	$ 250,200
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. Term SOFR + 0.80%), 5.54%, 08/25/35(a)		201	161,562
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		374	377,419
Affirm Asset Securitization Trust(b)
Series 2022-Z1, Class A, 4.55%, 06/15/27		265	264,005
Series 2023-A, Class 1D, 9.09%, 01/18/28		1,000	1,005,852
Series 2023-B, Class B, 7.44%, 09/15/28		230	233,990
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,018,264
Series 2023-X1, Class C, 8.25%, 11/15/28		235	239,377
Series 2023-X1, Class D, 9.55%, 11/15/28		300	306,983
Series 2024-A, Class 1B, 5.93%, 02/15/29		250	251,963
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,728
Series 2024-A, Class B, 5.93%, 02/15/29		510	514,004
Series 2024-B, Class C, 5.06%, 09/15/29		1,250	1,235,218
Series 2024-X1, Class D, 7.29%, 05/15/29		100	101,476
AGL CLO Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.65%, 07/21/37(a)(b)		250	251,060
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37(a)(b)		250	250,688
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		112	108,856
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(b)		150	147,696
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.73%, 04/22/34(a)(b)		250	251,209
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 9.34%, 10/15/36(a)(b)		250	252,821
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. Term SOFR + 0.59%), 5.33%, 05/25/35(a)		160	127,276
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1-mo. Term SOFR + 0.76%), 5.83%, 12/25/34(a)		163	149,223
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.18%, 07/15/37(a)(b)		480	481,128
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.98%, 04/15/34(a)(b)		420	420,826
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(b)		83	80,996
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 5.19%, 09/25/36(a)		77	76,395
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1-mo. Term SOFR + 5.36%), 6.89%, 06/25/35(a)		210	213,659
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1-mo. Term SOFR + 2.11%), 6.85%, 03/25/37(a)(b)		84	82,731
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 5.97%, 04/20/34(a)(b)		500	500,501
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.09%, 07/15/34(a)(b)	USD	250	$ 250,553
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.99%, 10/20/37(a)(b)		250	250,741
Betony CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.93%, 04/30/31(a)(b)		146	146,668
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		223	225,455
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.48%, 10/25/30(a)(b)		250	250,293
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.88%, 10/20/30(a)(b)		124	124,145
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,984
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.71%, 05/15/37(a)(b)		250	251,709
Carlyle Global Market Strategies CLO Ltd., Series 2012-3RR, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 6.10%, 01/14/32(a)(b)		176	176,104
CARLYLE U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.54%, 10/21/37		250	250,088
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.92%, 10/21/37		250	249,983
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.56%, 10/17/34(a)(b)		250	249,720
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	93,123
CIFC Funding Ltd.(a)(b)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.09%, 10/22/31		212	211,878
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.17%, 04/21/37		280	280,738
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.06%, 07/17/37		250	250,257
Series 2017-5A, Class DR, (3-mo. CME Term SOFR + 3.05%), 7.70%, 07/17/37		300	302,471
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/31		400	400,440
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.10%, 07/16/37		250	250,710
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.38%, 07/25/37		250	250,595
Series 2021-1AR, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.05%, 07/25/37		250	250,519
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.53%, 07/23/37		250	249,936
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.22%, 01/20/37		250	251,747
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 6.92%, 01/20/37		300	302,953
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1-mo. Term SOFR + 1.86%), 6.60%, 10/25/37		150	145,382
Series 2007-1, Class 2M2, (1-mo. Term SOFR + 1.86%), 6.60%, 10/25/37		676	635,092
4
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clover CLO LLC, Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 04/22/34(a)(b)	USD	480	$ 480,103
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		83	85,433
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.61%, 06/25/54(a)(b)		136	137,924
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	99,996
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(b)		68	67,744
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		104	99,065
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		16	11,692
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	295,816
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		227	218,288
Series 2006-13, Class 1AF4, 3.96%, 01/25/37		84	81,521
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1-mo. Term SOFR + 1.61%), 6.35%, 06/25/47(a)(b)		33	26,004
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.06%, 01/15/37(a)		1	986
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/15/37		250	250,000
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.95%, 10/20/37		460	459,963
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32		450	444,992
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.29%, 08/20/34(a)(b)		250	250,197
Dryden Senior Loan Fund(a)(b)
Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 04/15/31		152	152,055
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/30		400	400,503
Elmwood CLO 22 Ltd., Series 2023-1A, Class B, (3- mo. CME Term SOFR + 2.20%), 6.85%, 04/17/36(a)(b)		250	251,784
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(b)		250	251,393
Elmwood CLO II Ltd.(a)(b)
Series 2019-2A, Class A1RR, 10/20/37(c)		250	249,687
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/20/34		250	250,043
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 10.58%, 07/18/37(a)(b)		250	250,231
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 4.18%, 12/25/33(a)		288	237,268
Exeter Automobile Receivables Trust
Series 2022-2A, Class C, 3.85%, 07/17/28		394	392,362
Series 2022-5A, Class D, 7.40%, 02/15/29		100	102,616
Series 2023-2A, Class D, 6.32%, 08/15/29		545	554,046
series 2023-3A, Class D, 6.68%, 04/16/29		400	409,571
Series 2023-5A, Class C, 6.85%, 01/16/29		560	575,658
Series 2023-A4, Class D, 6.95%, 12/17/29		350	360,503
Security		Par (000)	Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1-mo. Term SOFR + 0.35%), 5.09%, 10/25/36(a)	USD	29	$ 18,725
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	569,132
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	600,195
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 7.37%, 10/18/34(a)	EUR	100	109,022
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.29%, 11/22/31(a)(b)	USD	207	206,696
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/15/31(a)(b)		104	103,630
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.01%, 10/20/34(a)(b)		250	250,318
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		102	101,068
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.20%, 01/20/34		250	250,385
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/34		250	250,685
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.58%, 04/25/36		250	251,152
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 6.22%, 04/17/33(a)(b)		250	250,180
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)		332	331,992
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 7.32%, 09/01/26		144	145,162
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.62%, 03/01/27		103	103,108
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 7.07%, 03/01/28		110	110,346
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		103	102,908
Series 2024-2, Class B, 5.26%, 10/27/59		100	99,551
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		542	546,443
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. Term SOFR + 2.27%), 7.08%, 09/19/38(a)(b)		125	125,461
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.29%, 05/20/32		319	319,067
Series 2024-2, Class B2, 10/20/32(c)		400	400,000
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.54%, 10/22/34(a)(b)		250	249,796
Invesco Euro CLO, Series 6A, Class D, (3-mo. EURIBOR + 3.05%), 6.23%, 07/15/34(a)(b)	EUR	250	265,198
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32	USD	100	99,992
Series 2023-1A, Class D, 8.69%, 05/20/33		131	132,091
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 5.21%, 03/25/46(a)		119	94,165
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.50%, 07/17/36(a)(b)		250	251,185
Schedule of Investments
5

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.68%, 04/25/37(a)(b)	USD	250	$ 251,324
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.04%, 07/15/34(a)(b)		500	500,618
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34(a)(b)		250	250,178
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.43%, 07/23/37		250	250,595
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 6.88%, 07/23/37		250	250,712
Madison Park Funding XXXIV Ltd., Series 2019-36A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.56%, 04/15/35(a)(b)		390	390,507
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34(a)(b)		250	250,016
Mariner Finance Issuance Trust(b)
Series 2024-A, Class A, 5.13%, 09/22/36		178	178,712
Series 2024-BA, Class A, 4.91%, 11/20/38		304	301,398
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1-mo. Term SOFR + 0.41%), 5.15%, 05/25/37(a)(b)		177	156,842
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54		108	108,121
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.97%, 04/18/36(a)(b)		250	250,302
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	6,336
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		304	106,427
Myers Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.28%, 10/20/30(a)(b)		290	290,580
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		21	20,015
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 6.52%, 11/15/68(a)		291	293,321
Series 2024-A, Class A, 5.66%, 10/15/72		170	172,956
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		100	85,074
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.11%, 11/25/53(a)		74	74,069
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		825	830,197
Series 2024-A, Class B, 8.31%, 10/21/30		500	505,064
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.84%, 10/15/29(a)(b)		350	350,848
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.97%, 04/16/33(a)(b)		246	246,523
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		147	145,393
OCP CLO Ltd.(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.96%, 04/26/31		292	293,025
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.02%, 07/20/37	USD	250	$ 250,621
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.13%, 01/17/32		228	227,959
Series 2020-8RA, Class AR, 10/17/36(c)		331	331,000
Octagon Investment Partners Ltd.(a)(b)
Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.94%, 01/20/31		110	110,522
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.42%, 10/20/30		250	250,021
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/19/30(a)(b)		100	100,447
Octagon Ltd.(a)(b)
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34		250	249,786
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.85%, 11/16/36		250	251,446
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.02%, 07/02/35		250	250,221
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 02/24/37		500	500,575
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/37		250	250,683
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.99%, 07/20/37		250	251,701
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 04/20/37(a)(b)		500	501,305
OHA Credit Partners XVI Ltd., Series 2021-16AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.98%, 10/18/37(a)(b)		500	501,177
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.03%, 01/19/37		250	250,255
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.08%, 07/20/37		250	250,292
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	163,063
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	95,493
Series 2020-2A, Class B, 2.21%, 09/14/35		240	223,581
Series 2024-1A, Class A, 5.79%, 05/14/41		184	190,034
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		5	5,171
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 10/20/37(a)(b)		310	309,924
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.16%, 10/15/37(a)(b)		58	56,912
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(b)		250	250,588
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/31(a)(b)		125	124,900
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.53%, 11/14/34		250	250,074
6
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.(a)(b) (continued)
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37	USD	300	$ 300,691
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.70%, 04/15/30		132	132,271
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.26%, 04/15/31		250	250,500
Series 2023-2A, Class C, (3-mo. CME Term SOFR + 4.35%), 8.98%, 01/25/32		250	250,493
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		241	240,221
Pikes Peak CLO, Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.53%, 05/18/34(a)(b)		250	250,355
PRET LLC(b)
Series 2023-RN2, Class A1, 8.11%, 11/25/53		134	134,649
Series 2024-NAPL, Class A1, 7.14%, 01/25/54		146	145,534
Series 2024-NPL2, Class A1, 7.02%, 02/25/54		145	145,687
Series 2024-NPL4, Class A1, 7.00%, 07/25/54		697	698,930
Series 2024-NPL5, Class A1, 5.96%, 09/25/54		107	105,907
Series 2024-RN2, Class A1, 7.12%, 04/25/54		99	99,557
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	133,192
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	681,892
Series 2023-SFR2, Class E1, 4.75%, 10/17/40		125	116,898
PRPM LLC, Series 2022-1, Class A1, 3.72%, 02/25/27(b)		125	123,911
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.55%, 04/17/36(a)(b)		250	250,249
RCO Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(b)		86	86,244
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(b)		84	83,606
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.05%, 07/17/37(a)(b)		250	250,197
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/34(a)(b)		500	500,589
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/26/37(a)(b)		250	251,702
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		8	8,375
Series 2021-1, Class A, 1.68%, 03/17/31		38	37,915
Series 2021-2, Class A, 1.90%, 08/15/33		120	111,332
Series 2021-2, Class B, 2.35%, 08/15/33		300	269,606
Series 2022-1, Class A, 3.07%, 03/15/32		200	196,271
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	100,421
Series 2024-B, Class A, 11/20/37(c)		200	199,990
Series 2024-B, Class B, 11/20/37(c)		100	99,966
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	418,066
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		243	242,491
Series 2022-4, Class B, 4.42%, 11/15/27		300	299,164
Series 2022-5, Class C, 4.74%, 10/16/28		750	749,588
Series 2022-6, Class B, 4.72%, 06/15/27		134	133,802
Series 2022-7, Class B, 5.95%, 01/17/28		700	705,393
Series 2024-1, Class C, 5.45%, 03/15/30		240	241,580
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		92	93,577
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)	USD	407	$ 402,869
SMB Private Education Loan Trust(b)
Series 2016-B, Class A2A, 2.43%, 02/17/32		4	3,627
Series 2017-A, Class A2B, (1-mo. Term SOFR + 1.01%), 5.82%, 09/15/34(a)		74	74,108
Series 2018-B, Class A2B, (1-mo. Term SOFR + 0.83%), 5.64%, 01/15/37(a)		148	147,964
Series 2021-A, Class B, 2.31%, 01/15/53		553	527,433
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.44%, 03/15/56(a)		289	292,347
Series 2024-A, Class B, 5.88%, 03/15/56		154	156,302
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 6.09%, 06/17/52(a)		95	94,801
SoFi Personal Loan Term, Series 2024-1, Class A, 6.06%, 02/12/31(b)		120	121,219
SoFi Professional Loan Program LLC(b)
Series 2017-D, Class BFX, 3.61%, 09/25/40		321	297,304
Series 2017-E, Class C, 4.16%, 11/26/40		500	472,834
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1-mo. Term SOFR + 1.13%), 5.87%, 11/25/35		25	19,299
Series 2007-NS1, Class M1, (1-mo. Term SOFR + 0.46%), 5.20%, 01/25/37		19	18,058
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		85	85,874
Symphony CLO Ltd., Series 2023-38A, Class B1, (3-mo. CME Term SOFR + 2.25%), 6.88%, 04/24/36(a)(b)		250	252,013
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.85%, 07/15/30(a)(b)		137	137,287
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/34(a)(b)		250	250,610
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.16%, 04/25/37(a)(b)		250	250,577
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 6.09%, 07/25/37(a)(b)		250	251,002
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.75%, 07/20/32(a)(b)		242	242,788
Voya CLO Ltd.(a)(b)
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.88%, 04/18/31		101	101,487
Series 2017-3A, Class DR, (3-mo. CME Term SOFR + 7.21%), 11.83%, 04/20/34		250	249,081
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.82%, 10/15/37		330	329,976
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1-mo. Term SOFR + 0.41%), 5.15%, 01/25/37		264	120,446
Series 2007-HE2, Class 2A2, (1-mo. Term SOFR + 0.30%), 5.04%, 04/25/37		394	146,572
Series 2007-HE2, Class 2A3, (1-mo. Term SOFR + 0.36%), 5.10%, 04/25/37		581	216,318
Series 2007-HE2, Class 2A4, (1-mo. Term SOFR + 0.47%), 5.21%, 04/25/37		268	99,784
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A1, (1- mo. Term SOFR + 0.31%), 5.05%, 02/25/37(a)		497	154,063
Westlake Automobile Receivables Trust(b)
Series 2021-2A, Class D, 1.23%, 12/15/26		177	174,797
Schedule of Investments
7

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(b) (continued)
Series 2022-1A, Class D, 3.49%, 03/15/27	USD	1,000	$ 987,775
Series 2022-2A, Class C, 4.85%, 09/15/27		955	953,712
Series 2022-2A, Class D, 5.48%, 09/15/27		1,050	1,052,773
Series 2022-3A, Class A3, 5.49%, 07/15/26		10	9,995
Series 2023-1A, Class C, 5.74%, 08/15/28		515	518,606
Series 2023-1A, Class D, 6.79%, 11/15/28		570	584,998
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,863
Series 2023-2A, Class C, 6.29%, 03/15/28		300	303,804
Series 2023-2A, Class D, 7.01%, 11/15/28		900	924,755
Series 2023-3A, Class C, 6.02%, 09/15/28		305	309,247
Series 2023-3A, Class D, 6.47%, 03/15/29		180	184,287
Series 2023-4A, Class C, 6.64%, 11/15/28		550	562,779
Series 2024-1A, Class D, 6.02%, 10/15/29		680	691,168
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,181,859
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.95%, 07/24/36(a)(b)		250	250,432
Whitebox CLO II Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.65%, 10/24/34(a)(b)		400	401,740
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.56%, 10/15/35(a)(b)(d)		250	250,000
Wildwood Park CLO Ltd., Series 2024-1A, Class A, 10/20/37(a)(b)(c)		250	249,693
Total Asset-Backed Securities — 7.0% (Cost: $65,889,233)			66,750,529

	Shares
Common Stocks
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., Class A(e)	9,479	172,612
Residential REITs — 0.0%
Invitation Homes, Inc.	2,043	64,171
Total Common Stocks — 0.0% (Cost: $243,099)		236,783

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41(e)	USD	5	3,739
Aerospace & Defense — 0.6%
BAE Systems PLC, 5.25%, 03/26/31(b)		400	406,284
Boeing Co.
2.60%, 10/30/25		50	48,804
5.71%, 05/01/40		50	48,099
5.81%, 05/01/50		130	122,611
5.93%, 05/01/60		227	211,583
7.01%, 05/01/64(b)		91	97,952
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	188,455
General Dynamics Corp., 2.25%, 06/01/31		230	199,679
Security		Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
4.40%, 06/15/28	USD	65	$ 64,211
1.80%, 01/15/31		73	60,769
5.25%, 06/01/31		214	217,009
5.40%, 07/31/33		635	644,245
5.35%, 06/01/34		140	141,645
Lockheed Martin Corp.
5.10%, 11/15/27(e)		220	223,903
3.90%, 06/15/32		281	265,277
4.50%, 05/15/36		20	19,131
4.07%, 12/15/42		150	128,756
5.70%, 11/15/54		70	73,995
4.30%, 06/15/62		450	372,809
5.90%, 11/15/63		245	265,812
5.20%, 02/15/64		75	73,108
Series B, 6.15%, 09/01/36		52	57,140
Northrop Grumman Corp.
4.70%, 03/15/33		77	75,642
4.90%, 06/01/34		67	66,170
5.15%, 05/01/40		50	48,878
4.03%, 10/15/47		58	47,201
5.25%, 05/01/50		60	58,628
5.20%, 06/01/54		317	307,695
RTX Corp.
6.70%, 08/01/28		643	685,367
4.13%, 11/16/28		70	68,458
4.50%, 06/01/42		95	84,585
4.63%, 11/16/48		50	44,133
2.82%, 09/01/51		173	109,583
			5,527,617
Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		152	151,717
Lear Corp., 3.80%, 09/15/27		35	33,975
Phinia, Inc., 6.63%, 10/15/32(b)		118	117,612
			303,304
Automobiles — 0.3%
American Honda Finance Corp.
1.20%, 07/08/25		75	73,274
4.90%, 03/13/29		180	180,935
Carvana Co.(b)(f)
(12.00% PIK), 12.00%, 12/01/28		196	207,072
(13.00% PIK), 13.00%, 06/01/30		118	128,971
Ford Motor Credit Co. LLC
4.54%, 08/01/26		200	197,197
3.82%, 11/02/27		200	190,870
6.80%, 11/07/28		410	426,029
7.20%, 06/10/30		200	211,117
General Motors Financial Co., Inc.
3.80%, 04/07/25		150	149,249
5.40%, 04/06/26		5	5,039
5.80%, 01/07/29		155	158,674
5.65%, 01/17/29		300	305,168
5.75%, 02/08/31		55	56,001
5.45%, 09/06/34		91	89,573
Honda Motor Co. Ltd., 2.53%, 03/10/27(e)		50	47,846
Toyota Motor Corp., 2.76%, 07/02/29		143	132,762
Toyota Motor Credit Corp.
4.80%, 01/10/25		100	99,998
3.65%, 08/18/25		95	94,382
8
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.55%, 08/09/29	USD	213	$ 211,549
3.38%, 04/01/30		75	70,066
			3,035,772
Banks — 6.3%
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(a)		170	172,932
Banco Santander SA
5.15%, 08/18/25		200	200,328
1.85%, 03/25/26		200	191,698
5.59%, 08/08/28		800	818,059
6.92%, 08/08/33		200	214,942
Bank of America Corp.
3.88%, 08/01/25		100	99,517
5.00%, 01/21/44		50	48,120
4.88%, 04/01/44		21	19,926
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	104,412
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	66,630
(1-day SOFR + 1.15%), 1.32%, 06/19/26(a)		400	390,665
(1-day SOFR + 1.32%), 2.69%, 04/22/32(a)		163	141,351
(1-day SOFR + 1.33%), 3.38%, 04/02/26(a)		310	307,818
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		161	139,674
(1-day SOFR + 1.34%), 5.93%, 09/15/27(a)		250	255,299
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)		90	60,490
(1-day SOFR + 1.57%), 5.82%, 09/15/29(a)(e)		420	433,524
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	96,624
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		170	171,670
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		772	783,476
(1-day SOFR + 1.75%), 4.83%, 07/22/26(a)		190	189,767
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		233	151,685
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		180	180,818
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		385	275,219
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	103,979
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	235,940
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		200	176,723
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		280	268,482
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(a)		45	38,595
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(a)		200	180,748
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		294	240,997
Series L, 4.18%, 11/25/27		80	78,569
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	37,123
Bank of Montreal
5.92%, 09/25/25		170	171,896
5.72%, 09/25/28		40	41,357
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	159,726
Bank of New York Mellon Corp.(a)
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,024
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	121,642
Bank of Nova Scotia
4.50%, 12/16/25		150	149,137
1.35%, 06/24/26		300	284,888
5.25%, 06/12/28		50	50,906
Barclays PLC
5.20%, 05/12/26		350	350,097
Security		Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)	USD	250	$ 252,983
(1-year CMT + 3.30%), 7.39%, 11/02/28(a)		200	212,851
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(e)		150	152,616
Citibank N.A., Series BKNT, 5.57%, 04/30/34		250	257,420
Citigroup, Inc.
6.00%, 10/31/33		50	52,253
8.13%, 07/15/39		220	277,651
(1-day SOFR + 0.69%), 2.01%, 01/25/26(a)		100	99,238
(1-day SOFR + 0.77%), 1.46%, 06/09/27(a)		280	265,492
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)		558	477,523
(1-day SOFR + 1.28%), 3.07%, 02/24/28(a)		623	599,669
(1-day SOFR + 1.34%), 4.54%, 09/19/30(a)		703	688,521
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		34	30,884
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)		517	521,312
(1-day SOFR + 1.53%), 3.29%, 03/17/26(a)		200	198,603
(1-day SOFR + 1.94%), 3.79%, 03/17/33(a)		63	57,253
(1-day SOFR + 2.06%), 5.83%, 02/13/35(a)		720	726,284
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		120	117,468
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,726
(1-day SOFR + 2.84%), 3.11%, 04/08/26(a)		610	604,663
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		315	304,955
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	84,463
Cooperatieve Rabobank UA/New York, 4.80%, 01/09/29		250	251,663
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		30	31,304
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		44	48,462
Goldman Sachs Group, Inc.
3.50%, 01/23/25		200	199,345
2.60%, 02/07/30		180	160,869
3.80%, 03/15/30		140	132,485
6.75%, 10/01/37		200	219,464
6.25%, 02/01/41		100	108,412
4.80%, 07/08/44		103	95,157
5.15%, 05/22/45		50	47,778
4.75%, 10/21/45		49	45,030
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)		368	351,476
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		21	19,781
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		344	325,242
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)(e)		208	173,506
(1-day SOFR + 1.14%), 4.69%, 10/23/30(a)		235	231,927
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		1,808	1,812,175
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		998	851,106
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		473	486,304
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		969	834,183
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		252	220,053
(1-day SOFR + 1.47%), 2.91%, 07/21/42(a)		102	73,753
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)		911	943,905
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		1,577	1,575,226
(1-day SOFR + 1.63%), 3.44%, 02/24/43(a)		190	146,916
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		160	158,778
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)		400	390,886
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(a)		240	208,312
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(a)		566	550,287
Schedule of Investments
9

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(a)	USD	350	$ 335,643
HSBC Holdings PLC
6.50%, 09/15/37		300	316,995
(1-day SOFR + 1.43%), 3.00%, 03/10/26(a)		500	495,965
(1-day SOFR + 1.51%), 4.18%, 12/09/25(a)		200	199,713
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	203,576
(1-day SOFR + 1.93%), 2.10%, 06/04/26(a)		500	491,171
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	211,971
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		400	426,122
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	740,788
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	210,348
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,193,470
JPMorgan Chase & Co.
6.40%, 05/15/38		25	27,997
4.95%, 06/01/45		105	98,941
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	316,959
(1-day SOFR + 0.86%), 4.51%, 10/22/28(a)		340	337,598
(1-day SOFR + 0.92%), 2.60%, 02/24/26(a)		205	203,387
(1-day SOFR + 0.93%), 5.57%, 04/22/28(a)		255	259,555
(1-day SOFR + 0.93%), 4.98%, 07/22/28(a)		273	274,303
(1-day SOFR + 1.07%), 1.95%, 02/04/32(a)		661	552,923
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		1,291	1,295,148
(1-day SOFR + 1.16%), 5.58%, 04/22/30(a)		296	303,628
(1-day SOFR + 1.18%), 2.55%, 11/08/32(a)		234	199,648
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		464	405,241
(1-day SOFR + 1.45%), 5.30%, 07/24/29(a)		475	482,051
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)(e)		922	927,153
(1-day SOFR + 1.49%), 5.77%, 04/22/35(a)		575	598,420
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)		90	65,126
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		85	82,541
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		150	161,187
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		380	384,380
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		232	217,288
(1-day SOFR + 2.04%), 2.52%, 04/22/31(a)		368	325,378
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)(e)		425	420,790
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		118	82,152
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		125	128,699
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		181	150,961
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(a)		550	543,721
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(a)		245	200,057
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(a)		606	593,584
KeyBank NA, Series BKNT, 3.90%, 04/13/29		256	240,027
KeyBank NA/Cleveland OH, 5.00%, 01/26/33		335	323,268
Lloyds Banking Group PLC(a)
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	190,232
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28		200	192,341
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(a)		890	958,108
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	189,829
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	254,796
(1-year CMT + 1.50%), 5.54%, 04/17/26		440	440,521
Mizuho Financial Group, Inc.(a)
(1-year CMT + 0.90%), 2.65%, 05/22/26(e)		200	197,264
(1-year CMT + 1.65%), 5.78%, 07/06/29		200	205,623
(1-year CMT + 1.90%), 5.75%, 07/06/34		400	414,074
Security		Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc.(a) (continued)
(1-year CMT + 2.05%), 5.41%, 09/13/28	USD	200	$ 203,479
Morgan Stanley
4.35%, 09/08/26		25	24,828
3.59%, 07/22/28(a)		25	24,233
4.38%, 01/22/47		45	39,402
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		195	185,905
(1-day SOFR + 1.02%), 1.93%, 04/28/32(a)		46	38,001
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		405	333,813
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		70	62,629
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		147	122,997
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		105	89,059
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)(e)		778	780,448
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		1,998	2,051,055
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		863	749,770
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,286
(1-day SOFR + 1.56%), 5.32%, 07/19/35(a)		1,234	1,238,650
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		155	161,094
(1-day SOFR + 1.67%), 4.68%, 07/17/26(a)		295	294,094
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		45	45,587
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	390,698
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		105	113,006
(1-day SOFR + 3.12%), 3.62%, 04/01/31(a)		250	233,967
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		20	19,351
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)		245	249,527
NatWest Group PLC, (3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(a)		225	223,506
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		635	622,561
(1-day SOFR + 1.32%), 5.81%, 06/12/26		355	356,607
Regions Financial Corp., 2.25%, 05/18/25		75	73,893
Royal Bank of Canada
1.20%, 04/27/26		195	185,671
3.63%, 05/04/27		200	195,679
4.95%, 02/01/29		125	126,272
5.00%, 02/01/33		25	25,040
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		125	117,858
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,174
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	203,222
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28		200	192,793
State Street Corp.(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26		20	19,822
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		100	97,595
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25		600	587,082
Toronto-Dominion Bank, 5.10%, 01/09/26		130	130,501
Truist Financial Corp.
3.70%, 06/05/25		125	124,211
1.20%, 08/05/25		200	194,741
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		375	382,031
(1-day SOFR + 2.36%), 5.87%, 06/08/34(a)		155	159,387
U.S. Bancorp(a)
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	76,878
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	118,309
UBS AG
7.95%, 01/09/25		250	251,278
3.70%, 02/21/25		284	282,936
5.65%, 09/11/28		200	206,172
UBS AG/Stamford CT, 5.00%, 07/09/27		278	280,376
10
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	USD	60	$ 48,704
4.40%, 06/14/46		75	62,137
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		50	50,970
(1-day SOFR + 1.32%), 3.91%, 04/25/26(a)		200	198,812
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		210	203,825
(1-day SOFR + 1.56%), 4.54%, 08/15/26(a)		300	298,789
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(e)		835	846,883
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	99,890
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		275	279,652
(1-day SOFR + 2.00%), 2.19%, 04/30/26(a)		440	433,654
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		225	226,530
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		50	54,027
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		260	255,114
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		84	73,956
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		160	120,247
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		32	29,010
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		670	626,045
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)		265	260,913
			59,983,379
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,456
4.90%, 02/01/46		250	233,403
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	251,249
5.55%, 01/23/49		125	127,558
5.80%, 01/23/59		20	21,160
Coca-Cola Co.
1.65%, 06/01/30		75	64,409
2.25%, 01/05/32		60	51,796
5.30%, 05/13/54		280	282,119
2.75%, 06/01/60		100	61,838
5.40%, 05/13/64		381	384,223
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30		300	270,069
Constellation Brands, Inc.
3.70%, 12/06/26		100	98,013
2.88%, 05/01/30		125	112,527
4.75%, 05/09/32		105	102,967
Diageo Capital PLC
1.38%, 09/29/25		300	291,549
5.50%, 01/24/33		600	619,531
5.88%, 09/30/36		100	107,201
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	34,560
4.50%, 11/15/45		20	17,407
PepsiCo, Inc., 3.88%, 03/19/60		375	294,875
			3,440,910
Biotechnology — 0.4%
Amgen, Inc.
1.90%, 02/21/25		300	297,234
5.51%, 03/02/26		160	160,037
5.25%, 03/02/30		856	873,145
4.20%, 03/01/33		85	79,945
4.66%, 06/15/51		20	17,495
5.65%, 03/02/53		240	241,447
4.40%, 02/22/62		280	226,911
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
5.75%, 03/02/63	USD	558	$ 558,807
Biogen, Inc., 4.05%, 09/15/25		75	74,462
Gilead Sciences, Inc.
1.65%, 10/01/30		87	73,126
2.60%, 10/01/40		80	56,956
4.80%, 04/01/44		56	51,598
4.75%, 03/01/46		237	216,043
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,170	982,730
2.80%, 09/15/50		50	31,082
Royalty Pharma PLC, 2.20%, 09/02/30		150	128,121
			4,069,139
Building Materials — 0.1%
Carrier Global Corp., 2.70%, 02/15/31		20	17,560
Eagle Materials, Inc., 2.50%, 07/01/31		295	254,818
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30		75	63,350
Martin Marietta Materials, Inc., 5.15%, 12/01/34		355	352,394
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		46	48,318
Trane Technologies Financing Ltd., 5.25%, 03/03/33		125	127,789
			864,229
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27		300	287,211
4.50%, 09/15/32		80	79,040
5.88%, 12/16/36		195	209,142
3.35%, 04/15/50		22	15,966
4.95%, 09/15/52(e)		40	37,766
3.50%, 09/15/56		53	38,454
5.40%, 06/25/64		44	43,991
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	59,279
3.35%, 04/01/27(e)		300	291,420
5.00%, 04/15/33		100	99,880
4.25%, 04/01/52		388	313,061
5.63%, 04/15/53		174	172,445
5.80%, 09/15/62(e)		40	40,072
Patrick Industries, Inc., 6.38%, 11/01/32(b)		115	113,730
			1,801,457
Capital Markets — 0.5%
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	364,879
5.15%, 05/15/33		410	414,637
Apollo Global Management, Inc., 5.80%, 05/21/54		420	430,710
Ares Capital Corp.
4.25%, 03/01/25		20	19,928
2.15%, 07/15/26		200	189,694
7.00%, 01/15/27		185	191,181
Barings BDC, Inc., 3.30%, 11/23/26		50	47,532
Blackstone Private Credit Fund, 3.25%, 03/15/27(e)		100	94,713
Blackstone Secured Lending Fund, 2.85%, 09/30/28		50	45,178
Blue Owl Credit Income Corp., 4.70%, 02/08/27		50	48,758
Charles Schwab Corp.
3.85%, 05/21/25		175	174,057
0.90%, 03/11/26		20	19,003
5.88%, 08/24/26		300	306,192
2.45%, 03/03/27		5	4,761
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		20	21,008
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	116,712
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		61	63,472
Schedule of Investments
11

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
FS KKR Capital Corp.
2.63%, 01/15/27	USD	110	$ 103,218
3.25%, 07/15/27		100	94,082
3.13%, 10/12/28(e)		220	197,862
7.88%, 01/15/29		10	10,622
6.88%, 08/15/29		380	391,261
Golub Capital BDC, Inc., 6.00%, 07/15/29		372	372,435
Invesco Finance PLC, 3.75%, 01/15/26		75	74,048
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	19,989
5.88%, 07/21/28		30	30,838
Lazard Group LLC, 4.50%, 09/19/28		100	97,933
Main Street Capital Corp.
3.00%, 07/14/26		100	95,474
6.95%, 03/01/29		150	153,553
Nomura Holdings, Inc., 5.10%, 07/03/25		200	199,957
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29		150	150,653
StoneX Group, Inc., 7.88%, 03/01/31(b)		186	195,670
Voya Financial, Inc., 3.65%, 06/15/26		100	98,212
			4,838,222
Chemicals — 0.1%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		100	99,241
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		104	99,784
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	20,971
Ecolab, Inc.
2.13%, 02/01/32		90	75,910
2.13%, 08/15/50		73	41,225
EIDP, Inc., 4.50%, 05/15/26		35	34,970
LYB International Finance III LLC
5.63%, 05/15/33		125	128,584
4.20%, 05/01/50		60	46,794
3.80%, 10/01/60		100	68,884
PPG Industries, Inc., 1.20%, 03/15/26		50	47,643
Rain Carbon, Inc., 12.25%, 09/01/29(b)(e)		141	150,334
Sherwin-Williams Co.
3.45%, 06/01/27		150	145,702
2.95%, 08/15/29		35	32,265
4.50%, 06/01/47		125	107,970
			1,100,277
Commercial Services & Supplies — 0.4%
California Institute of Technology
4.32%, 08/01/45		100	89,415
4.70%, 11/01/2111		35	30,212
3.65%, 09/01/2119		50	33,510
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	93,393
CoreCivic, Inc., 8.25%, 04/15/29		94	98,714
Cornell University, 4.84%, 06/15/34		75	74,978
Emory University, Series 2020, 2.14%, 09/01/30		35	30,391
Equifax, Inc., 3.10%, 05/15/30		150	136,572
Fortress Transportation and Infrastructure Investors LLC(b)
7.00%, 06/15/32		96	98,496
5.88%, 04/15/33		65	63,372
GATX Corp.
4.00%, 06/30/30		75	70,987
6.05%, 06/05/54(e)		40	41,673
GEO Group, Inc.
8.63%, 04/15/29		217	226,983
Security		Par (000)	Value
Commercial Services & Supplies (continued)
GEO Group, Inc. (continued)
10.25%, 04/15/31	USD	180	$ 192,925
Global Payments, Inc.
5.30%, 08/15/29		125	126,012
2.90%, 05/15/30		112	100,100
5.40%, 08/15/32(e)		60	60,284
5.95%, 08/15/52(e)		125	125,289
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	45,950
Moody’s Corp.
3.25%, 01/15/28		23	22,176
2.00%, 08/19/31		57	47,784
President and Fellows of Harvard College, 2.52%, 10/15/50(e)		150	96,139
PROG Holdings, Inc., 6.00%, 11/15/29(b)		105	101,488
Quanta Services, Inc.
2.90%, 10/01/30		800	719,785
2.35%, 01/15/32		220	184,619
3.05%, 10/01/41		50	36,330
S&P Global, Inc.
2.45%, 03/01/27		200	190,820
5.25%, 09/15/33(e)		55	56,343
2.30%, 08/15/60		230	121,520
3.90%, 03/01/62		380	295,832
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	114,590
University of Southern California, 4.98%, 10/01/53(e)		10	9,850
Verisk Analytics, Inc.
4.13%, 03/15/29		200	195,488
5.50%, 06/15/45		40	38,818
3.63%, 05/15/50		35	25,536
			3,996,374
Communications Equipment — 0.0%
CommScope LLC(b)
6.00%, 03/01/26		41	40,024
8.25%, 03/01/27		125	118,366
CommScope Technologies LLC, 5.00%, 03/15/27(b)		92	81,370
Juniper Networks, Inc., 5.95%, 03/15/41		20	20,077
			259,837
Construction & Engineering — 0.0%
Tutor Perini Corp., 11.88%, 04/30/29(b)		149	163,522
Consumer Finance — 0.6%
American Express Co.
3.13%, 05/20/26		50	48,955
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	670,261
(1-day SOFR + 1.33%), 6.34%, 10/30/26(a)		300	304,190
(1-day SOFR + 1.42%), 5.28%, 07/26/35(a)		170	170,384
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	48,045
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	219,417
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	152,580
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		143	151,042
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		610	615,029
(1-day SOFR + 2.26%), 6.05%, 02/01/35		430	442,705
(1-day SOFR + 2.37%), 5.27%, 05/10/33		269	265,018
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	26,088
(1-day SOFR + 2.64%), 6.31%, 06/08/29		90	93,475
goeasy Ltd.(b)
9.25%, 12/01/28		138	147,152
12
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
goeasy Ltd.(b) (continued)
7.63%, 07/01/29	USD	70	$ 71,891
05/15/30(c)		95	96,508
Mastercard, Inc.
4.88%, 03/09/28		580	588,432
4.55%, 01/15/35(e)		220	213,761
3.95%, 02/26/48		62	51,706
3.85%, 03/26/50(e)		571	460,354
2.95%, 03/15/51		460	312,484
Synchrony Financial, 7.25%, 02/02/33		143	146,416
Visa, Inc.
1.10%, 02/15/31		40	32,690
4.30%, 12/14/45		203	179,686
3.65%, 09/15/47		35	27,841
2.00%, 08/15/50		34	19,416
			5,555,526
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp., 5.20%, 07/05/28		245	246,878
Target Corp.
2.35%, 02/15/30		75	67,098
4.80%, 01/15/53		35	32,663
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		75	74,544
Walmart, Inc.
4.50%, 09/09/52		110	100,349
4.50%, 04/15/53		25	22,761
			544,293
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	175,436
Packaging Corp. of America
5.70%, 12/01/33		200	207,338
4.05%, 12/15/49		420	335,562
WRKCo, Inc., 3.00%, 06/15/33		80	67,871
			786,207
Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34		505	489,795
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	18,023
5.80%, 11/15/28		140	144,528
3.80%, 08/15/29		80	76,072
1.88%, 10/15/30		67	56,275
2.70%, 04/15/31		54	47,068
2.30%, 09/15/31		127	106,628
4.05%, 03/15/32		47	43,988
5.45%, 02/15/34		535	541,996
2.95%, 01/15/51		100	64,503
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	18,970
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,746
Brookfield Finance, Inc.
4.35%, 04/15/30		125	121,395
5.68%, 01/15/35		400	407,831
5.97%, 03/04/54		660	684,385
Crown Castle, Inc.
1.05%, 07/15/26		65	61,039
4.30%, 02/15/29		25	24,312
5.60%, 06/01/29		140	143,505
3.10%, 11/15/29		100	91,366
2.25%, 01/15/31		329	278,707
2.10%, 04/01/31		308	256,733
Security		Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
2.50%, 07/15/31	USD	99	$ 83,904
5.80%, 03/01/34		110	113,126
2.90%, 04/01/41		50	35,699
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		13	13,204
Equinix, Inc.
1.25%, 07/15/25		100	97,413
1.55%, 03/15/28		50	45,112
2.15%, 07/15/30		216	186,439
2.50%, 05/15/31		505	435,790
3.90%, 04/15/32		198	184,663
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		516	524,082
5.30%, 01/15/29		212	211,157
3.25%, 01/15/32		839	724,789
6.25%, 09/15/54		378	380,048
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26		20	19,876
Kimco Realty OP LLC, 2.80%, 10/01/26		20	19,304
Prologis LP
4.63%, 01/15/33		40	39,157
5.25%, 06/15/53(e)		40	38,851
Regency Centers LP
3.60%, 02/01/27		20	19,496
3.70%, 06/15/30		100	94,000
Rithm Capital Corp., 8.00%, 04/01/29(b)		149	148,679
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC(b)
10.50%, 02/15/28		144	153,384
6.50%, 02/15/29		333	286,683
VICI Properties LP
4.75%, 02/15/28		120	118,947
4.95%, 02/15/30(e)		777	762,855
5.13%, 05/15/32		753	737,412
6.13%, 04/01/54		115	115,723
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		862	845,563
4.50%, 01/15/28		555	539,778
4.63%, 12/01/29		469	450,510
4.13%, 08/15/30		314	290,945
			10,919,659
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.70%, 03/25/26		730	700,596
1.65%, 02/01/28		260	236,178
3.10%, 02/01/43		125	91,657
4.35%, 06/15/45		45	37,947
5.45%, 03/01/47		231	222,639
4.50%, 03/09/48		56	47,637
3.65%, 06/01/51		366	266,057
3.50%, 09/15/53		133	92,691
3.55%, 09/15/55		191	132,581
3.80%, 12/01/57		429	308,076
3.65%, 09/15/59		1,103	756,865
3.50%, 02/01/61		50	33,450
British Telecommunications PLC, 9.63%, 12/15/30		70	86,180
Cisco Systems, Inc.
4.85%, 02/26/29		150	151,863
5.30%, 02/26/54		205	206,234
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	25,103
Schedule of Investments
13

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC, 6.75%, 05/01/29(b)	USD	205	$ 203,921
Level 3 Financing, Inc.(b)
4.25%, 07/01/28		284	236,075
10.50%, 04/15/29		367	408,600
Lumen Technologies, Inc., 10.00%, 10/15/32(b)(e)		208	207,220
Motorola Solutions, Inc.
4.60%, 02/23/28		65	64,771
2.30%, 11/15/30		400	344,010
2.75%, 05/24/31		200	174,791
5.60%, 06/01/32		503	519,113
5.40%, 04/15/34		315	319,372
5.50%, 09/01/44		895	882,060
Sprint Capital Corp., 8.75%, 03/15/32		100	120,904
TELUS Corp., 2.80%, 02/16/27		25	23,882
Verizon Communications, Inc.
1.68%, 10/30/30		82	68,191
2.36%, 03/15/32		640	533,596
5.05%, 05/09/33		100	100,088
4.78%, 02/15/35(b)		387	372,739
5.85%, 09/15/35		303	316,810
4.27%, 01/15/36		388	354,706
2.65%, 11/20/40		70	48,920
4.75%, 11/01/41		45	41,594
4.86%, 08/21/46		45	41,377
3.55%, 03/22/51		435	318,024
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		45	45,563
Windstream Services LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		48	48,266
			9,190,347
Electric Utilities — 2.3%
AEP Texas, Inc.
4.70%, 05/15/32		105	102,428
5.40%, 06/01/33		113	113,271
3.45%, 05/15/51		155	106,178
5.25%, 05/15/52		120	112,090
Series G, 4.15%, 05/01/49		36	27,985
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,182
3.75%, 12/01/47		48	36,960
3.80%, 06/15/49		150	115,551
3.15%, 09/15/49		285	195,296
Series M, 3.65%, 04/01/50		75	56,706
Series O, 4.50%, 06/15/52		120	104,088
Alabama Power Co.
5.85%, 11/15/33		80	84,624
4.15%, 08/15/44		127	107,036
3.75%, 03/01/45		59	46,904
4.30%, 01/02/46		71	60,376
3.13%, 07/15/51		29	19,752
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(g)		39	39,218
Ameren Corp., 5.70%, 12/01/26		110	112,062
Ameren Illinois Co.
4.95%, 06/01/33		135	134,709
5.90%, 12/01/52		20	21,383
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	28,726
Arizona Public Service Co.
2.20%, 12/15/31		45	37,238
5.55%, 08/01/33		120	121,560
Security		Par (000)	Value
Electric Utilities (continued)
Baltimore Gas and Electric Co.
3.75%, 08/15/47	USD	49	$ 37,812
4.25%, 09/15/48		58	48,303
3.20%, 09/15/49		165	113,946
5.40%, 06/01/53		150	148,129
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	61,925
6.13%, 04/01/36		50	53,356
5.15%, 11/15/43		45	43,815
4.45%, 01/15/49		125	106,348
4.60%, 05/01/53		230	197,653
Black Hills Corp., 6.00%, 01/15/35		80	83,040
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,189
4.95%, 04/01/33		150	148,761
5.15%, 03/01/34		50	50,232
03/01/35(c)		90	89,783
4.50%, 04/01/44		20	17,691
Series AJ, 4.85%, 10/01/52		40	36,583
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	47,471
Commonwealth Edison Co., 5.65%, 06/01/54		135	138,939
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52		170	185,835
5.70%, 05/15/54		60	62,025
Series 2006-A, 5.85%, 03/15/36		100	105,446
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,596
6.50%, 10/01/53		25	27,507
Consumers Energy Co.
4.90%, 02/15/29		25	25,258
4.60%, 05/30/29		40	39,922
4.70%, 01/15/30		40	39,973
4.63%, 05/15/33		60	58,957
4.35%, 04/15/49		25	21,561
2.50%, 05/01/60		30	17,179
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		39	43,721
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		50	47,536
Series B, 5.95%, 06/15/35		100	104,833
DTE Electric Co.
5.20%, 04/01/33		80	81,348
Series B, 3.65%, 03/01/52		20	15,150
DTE Energy Co., 4.88%, 06/01/28		125	125,199
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	19,923
3.70%, 12/01/47		504	385,605
3.20%, 08/15/49		193	133,782
3.45%, 04/15/51		62	44,640
3.55%, 03/15/52		72	52,798
5.40%, 01/15/54		150	148,958
Duke Energy Corp.
4.85%, 01/05/29		135	135,122
3.95%, 08/15/47		86	66,386
5.00%, 08/15/52		101	91,170
6.10%, 09/15/53		200	208,803
Duke Energy Florida LLC
3.00%, 12/15/51		269	175,934
6.20%, 11/15/53		38	41,681
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,849
Duke Energy Ohio, Inc., 5.65%, 04/01/53		40	40,628
14
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC
3.40%, 04/01/32	USD	320	$ 291,718
2.50%, 08/15/50		247	149,849
2.90%, 08/15/51		50	32,321
4.00%, 04/01/52		24	19,099
5.35%, 03/15/53		206	202,502
Edison International
5.75%, 06/15/27		298	304,134
4.13%, 03/15/28		74	72,267
6.95%, 11/15/29		265	286,514
03/15/32(c)		125	124,917
Entergy Arkansas LLC, 5.75%, 06/01/54		30	30,977
Entergy Corp., 2.80%, 06/15/30		20	17,894
Entergy Louisiana LLC, 4.20%, 09/01/48		195	160,525
Entergy Mississippi LLC
5.00%, 09/01/33		150	148,591
5.85%, 06/01/54		25	25,981
Entergy Texas, Inc.
1.75%, 03/15/31		50	41,531
5.80%, 09/01/53(e)		100	102,963
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,034
5.70%, 03/15/53		40	40,494
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,414
Eversource Energy
4.75%, 05/15/26		150	150,026
5.13%, 05/15/33		50	49,328
5.50%, 01/01/34		150	151,053
Exelon Corp.
3.35%, 03/15/32		110	98,972
5.60%, 03/15/53		40	39,710
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		554	540,740
Series C, 4.85%, 07/15/47		22	19,310
Series C, 3.40%, 03/01/50		515	361,803
FirstEnergy Transmission LLC(b)
5.00%, 01/15/35		307	300,961
4.55%, 04/01/49		363	315,156
Florida Power & Light Co.
5.05%, 04/01/28		30	30,416
5.10%, 04/01/33		110	110,770
5.96%, 04/01/39		25	26,737
4.05%, 10/01/44		60	50,577
3.99%, 03/01/49		134	108,820
3.15%, 10/01/49		100	70,009
2.88%, 12/04/51		232	152,012
5.30%, 04/01/53		190	188,405
Georgia Power Co.
4.70%, 05/15/32		214	211,843
4.95%, 05/17/33(e)		64	63,824
5.13%, 05/15/52(e)		100	96,021
Series 2010-C, 4.75%, 09/01/40		50	46,857
Series B, 3.70%, 01/30/50		126	95,922
Idaho Power Co., 5.80%, 04/01/54		25	25,773
Indiana Michigan Power Co., 5.63%, 04/01/53		20	20,413
Interstate Power and Light Co.
4.10%, 09/26/28		25	24,396
5.45%, 09/30/54		15	14,957
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54		134	131,525
Kentucky Utilities Co., 3.30%, 06/01/50		25	17,496
MidAmerican Energy Co.
4.25%, 05/01/46		175	148,621
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co. (continued)
5.85%, 09/15/54	USD	30	$ 31,773
5.30%, 02/01/55		105	103,532
National Grid PLC, 5.42%, 01/11/34		40	40,429
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,768
5.05%, 09/15/28		70	70,997
5.15%, 06/15/29(e)		85	86,389
Nevada Power Co.
6.00%, 03/15/54		15	15,961
Series CC, 3.70%, 05/01/29		35	33,556
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		50	50,163
4.95%, 01/29/26		135	135,445
2.25%, 06/01/30		25	21,769
5.05%, 02/28/33		150	149,074
5.55%, 03/15/54		65	64,592
Northern States Power Co.
3.40%, 08/15/42		25	19,578
4.13%, 05/15/44		39	32,834
2.90%, 03/01/50		30	20,055
2.60%, 06/01/51		31	19,297
5.10%, 05/15/53		120	115,732
5.40%, 03/15/54		50	50,371
5.65%, 06/15/54		35	36,397
NSTAR Electric Co., 4.95%, 09/15/52		50	46,758
Oglethorpe Power Corp.
5.05%, 10/01/48		10	9,109
6.20%, 12/01/53		75	79,829
Ohio Power Co.
5.65%, 06/01/34		240	245,303
4.00%, 06/01/49		36	28,148
Series P, 2.60%, 04/01/30		316	280,785
Series Q, 1.63%, 01/15/31		47	38,770
Series R, 2.90%, 10/01/51		120	75,664
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	76,749
5.60%, 04/01/53		40	40,308
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		20	18,077
5.65%, 11/15/33		50	52,341
5.30%, 06/01/42		105	103,427
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	53,791
2.95%, 03/01/26		65	63,234
3.30%, 03/15/27		150	144,482
6.10%, 01/15/29		50	51,917
3.25%, 06/01/31		100	89,250
6.95%, 03/15/34		200	221,791
4.50%, 07/01/40		60	52,016
4.95%, 07/01/50		100	87,697
3.50%, 08/01/50		105	73,306
5.25%, 03/01/52		202	184,627
6.75%, 01/15/53		172	188,125
6.70%, 04/01/53		94	103,328
5.90%, 10/01/54(e)		105	104,968
PacifiCorp.
5.10%, 02/15/29		225	227,745
5.30%, 02/15/31		60	60,869
5.35%, 12/01/53		20	18,878
5.50%, 05/15/54		30	28,872
PECO Energy Co.
2.85%, 09/15/51		210	136,229
Schedule of Investments
15

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
PECO Energy Co. (continued)
4.60%, 05/15/52	USD	54	$ 48,037
4.38%, 08/15/52		40	34,453
Potomac Electric Power Co., 5.20%, 03/15/34		140	141,748
PPL Capital Funding, Inc., 5.25%, 09/01/34		20	19,841
PPL Electric Utilities Corp.
4.85%, 02/15/34(e)		105	103,983
5.25%, 05/15/53		40	39,477
Public Service Co. of Colorado
1.88%, 06/15/31		50	41,676
5.25%, 04/01/53		20	19,109
5.75%, 05/15/54		65	67,705
Series 39, 4.50%, 06/01/52		60	51,676
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	78,646
5.20%, 08/01/33		50	51,005
5.20%, 03/01/34		65	65,998
3.95%, 05/01/42		60	50,061
2.05%, 08/01/50		159	89,263
5.45%, 08/01/53		100	101,657
Public Service Enterprise Group, Inc., 2.45%, 11/15/31		100	85,352
Puget Sound Energy, Inc.
5.45%, 06/01/53		10	9,949
5.69%, 06/15/54		30	30,908
San Diego Gas & Electric Co.
5.35%, 04/01/53		165	161,265
Series VVV, 1.70%, 10/01/30		100	84,217
Sempra, 4.00%, 02/01/48		40	31,284
Sierra Pacific Power Co., 5.90%, 03/15/54		30	31,269
Southern California Edison Co.
5.30%, 03/01/28		278	283,078
5.65%, 10/01/28		143	147,467
2.25%, 06/01/30		204	178,653
5.45%, 06/01/31		402	411,917
5.20%, 06/01/34		100	100,292
5.63%, 02/01/36		78	80,028
5.50%, 03/15/40		35	35,188
3.45%, 02/01/52		80	56,739
5.70%, 03/01/53		50	50,536
5.88%, 12/01/53		20	20,696
5.75%, 04/15/54		20	20,470
Series 05-B, 5.55%, 01/15/36		40	40,299
Series 05-E, 5.35%, 07/15/35		20	20,179
Series 06-E, 5.55%, 01/15/37		53	54,157
Series A, 4.20%, 03/01/29		22	21,515
Series G, 2.50%, 06/01/31		40	34,753
Southern Co.
3.25%, 07/01/26		250	244,397
4.85%, 06/15/28		95	95,622
5.70%, 03/15/34		70	72,766
4.85%, 03/15/35		385	374,476
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	96,130
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	58,735
Southwestern Electric Power Co.
5.30%, 04/01/33		10	10,019
Series M, 4.10%, 09/15/28		95	92,676
Tampa Electric Co., 4.90%, 03/01/29		25	24,985
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,854
Security		Par (000)	Value
Electric Utilities (continued)
Union Electric Co.
5.45%, 03/15/53	USD	110	$ 109,978
5.13%, 03/15/55		195	185,288
Virginia Electric and Power Co.
6.35%, 11/30/37		50	54,220
4.60%, 12/01/48		75	65,666
2.45%, 12/15/50		145	85,557
5.45%, 04/01/53		119	118,138
5.70%, 08/15/53		95	97,360
5.55%, 08/15/54		55	55,489
Series A, 3.80%, 04/01/28		200	195,040
Series B, 3.75%, 05/15/27		100	98,094
Vistra Operations Co. LLC, 6.00%, 04/15/34(b)		562	579,972
WEC Energy Group, Inc., 5.60%, 09/12/26		50	50,789
Wisconsin Electric Power Co., 5.05%, 10/01/54		35	33,400
Wisconsin Power and Light Co., 3.95%, 09/01/32		135	126,518
Xcel Energy, Inc.
4.60%, 06/01/32		55	52,794
5.50%, 03/15/34		50	50,423
			21,754,839
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 09/15/31		120	101,090
Arrow Electronics, Inc., 3.88%, 01/12/28		95	91,755
Avnet, Inc., 6.25%, 03/15/28		20	20,659
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	618,707
3.57%, 12/01/31		370	331,442
Emerson Electric Co., 2.00%, 12/21/28		50	45,252
Honeywell International, Inc.
4.88%, 09/01/29		25	25,325
4.50%, 01/15/34		370	360,048
5.00%, 03/01/35		100	100,465
3.81%, 11/21/47		24	19,292
5.25%, 03/01/54		59	58,913
5.35%, 03/01/64		47	47,039
Jabil, Inc., 4.25%, 05/15/27		100	98,452
Keysight Technologies, Inc., 4.95%, 10/15/34(e)		185	179,630
TD SYNNEX Corp., 1.75%, 08/09/26		75	70,990
Xerox Holdings Corp., 5.50%, 08/15/28(b)		150	123,009
			2,292,068
Energy Equipment & Services(b) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29		64	68,259
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29		97	98,794
			167,053
Entertainment — 0.0%
Warnermedia Holdings, Inc.
4.28%, 03/15/32		25	21,908
5.05%, 03/15/42		75	59,853
5.14%, 03/15/52		175	131,814
			213,575
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
5.20%, 11/15/34		335	338,857
3.05%, 03/01/50		380	259,876
Waste Connections, Inc.
2.60%, 02/01/30		150	135,185
2.20%, 01/15/32		25	20,869
16
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
3.20%, 06/01/32	USD	85	$ 75,498
Waste Management, Inc., 4.95%, 07/03/31		535	539,817
			1,370,102
Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	229,135
3.30%, 01/30/32		150	131,887
Air Lease Corp., 3.63%, 12/01/27		50	48,450
Ally Financial, Inc.(a)
(1-day SOFR + 2.82%), 6.85%, 01/03/30		265	275,427
(1-day SOFR + 3.26%), 6.99%, 06/13/29		20	20,874
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	15,068
9.25%, 07/01/31		5	5,355
Coinbase Global, Inc.(b)
3.38%, 10/01/28		180	159,992
3.63%, 10/01/31(e)		93	77,557
Credit Acceptance Corp., 9.25%, 12/15/28(b)		109	115,339
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		50	51,206
Intercontinental Exchange, Inc.
3.75%, 12/01/25		275	272,322
3.75%, 09/21/28		20	19,320
5.20%, 06/15/62		80	77,458
LD Holdings Group LLC, 8.75%, 11/01/27(b)		143	136,967
Nasdaq, Inc.
5.65%, 06/28/25		25	25,111
5.35%, 06/28/28		20	20,418
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(b)		80	79,997
ONEMAIN FINANCE Corp., 6.63%, 05/15/29		65	65,000
ORIX Corp., 5.20%, 09/13/32		50	50,157
PennyMac Financial Services, Inc., 7.13%, 11/15/30(b)		60	60,895
			1,937,935
Food Products — 0.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	48,225
4.50%, 08/15/33		20	19,380
Hershey Co., 2.30%, 08/15/26		35	33,748
J.M. Smucker Co.
3.38%, 12/15/27		20	19,281
4.25%, 03/15/35		100	92,096
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 04/01/33		91	91,912
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	42,186
Kroger Co.
4.70%, 08/15/26		135	135,418
4.60%, 08/15/27		170	170,391
5.00%, 09/15/34		140	137,706
5.50%, 09/15/54		110	106,822
MHP Lux SA, 6.25%, 09/19/29(b)		14	10,955
Sysco Corp., 3.25%, 07/15/27		25	24,104
United Natural Foods, Inc., 6.75%, 10/15/28(b)		126	121,590
			1,053,814
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		69	70,983
Atmos Energy Corp.
4.13%, 10/15/44		30	25,257
Security		Par (000)	Value
Gas Utilities (continued)
Atmos Energy Corp. (continued)
6.20%, 11/15/53	USD	30	$ 33,244
CenterPoint Energy Resources Corp., 4.40%, 07/01/32		63	60,905
National Fuel Gas Co., 5.50%, 01/15/26		75	75,387
NiSource, Inc.
5.40%, 06/30/33		88	88,927
5.35%, 04/01/34		156	156,485
5.00%, 06/15/52		45	41,185
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	47,457
2.50%, 03/15/31		52	44,723
5.40%, 06/15/33		100	101,907
Southern California Gas Co.
6.35%, 11/15/52		15	16,734
5.75%, 06/01/53		100	103,088
Southern Co. Gas Capital Corp.
4.95%, 09/15/34		30	29,339
5.88%, 03/15/41		20	20,828
Series 20-A, 1.75%, 01/15/31		60	49,635
Southwest Gas Corp.
3.70%, 04/01/28		150	143,981
4.05%, 03/15/32		125	116,104
			1,226,169
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		45	42,496
3.05%, 02/15/51		113	76,843
3.30%, 09/15/51		54	38,562
2.88%, 06/15/52		343	223,274
4.45%, 01/15/53		50	43,840
5.20%, 04/15/54		415	407,690
Canadian National Railway Co.
6.20%, 06/01/36		125	136,993
4.40%, 08/05/52		300	263,808
CSX Corp.
6.22%, 04/30/40		175	191,345
4.90%, 03/15/55		220	204,246
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,319
4.84%, 10/01/41		150	140,538
3.40%, 11/01/49		36	25,925
3.05%, 05/15/50		89	59,731
2.90%, 08/25/51		50	32,124
3.16%, 05/15/55		306	201,533
Union Pacific Corp.
3.75%, 07/15/25		25	24,894
2.40%, 02/05/30		110	98,473
2.80%, 02/14/32		20	17,623
3.84%, 03/20/60		307	230,520
3.75%, 02/05/70		52	36,900
			2,521,677
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		280	270,584
Agilent Technologies, Inc.
2.10%, 06/04/30		38	32,782
2.30%, 03/12/31		54	46,413
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		147	154,228
Baxter International, Inc.
2.60%, 08/15/26		50	48,155
3.95%, 04/01/30		20	19,066
Boston Scientific Corp., 2.65%, 06/01/30		25	22,411
Schedule of Investments
17

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Revvity, Inc., 3.30%, 09/15/29	USD	25	$ 23,122
Solventum Corp., 6.00%, 05/15/64(b)		175	175,418
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33		137	138,572
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28(e)		80	81,579
			1,012,330
Health Care Providers & Services — 1.0%
Adventist Health System, 5.43%, 03/01/32(e)		50	49,623
Allina Health System, Series 2019, 3.89%, 04/15/49		50	39,670
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	42,771
Centene Corp., 4.63%, 12/15/29		75	71,671
Cigna Group
4.38%, 10/15/28		90	88,393
4.90%, 12/15/48		145	128,588
CommonSpirit Health
3.91%, 10/01/50		50	38,653
6.46%, 11/01/52		35	38,928
Dignity Health, 4.50%, 11/01/42(e)		50	43,347
Elevance Health, Inc.
4.10%, 03/01/28		50	49,038
4.65%, 01/15/43		75	66,611
4.38%, 12/01/47		75	62,315
3.13%, 05/15/50		33	21,990
3.60%, 03/15/51		117	84,756
5.13%, 02/15/53		61	56,230
4.85%, 08/15/54		30	26,152
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	35,278
HCA, Inc.
5.25%, 04/15/25		309	309,260
5.25%, 06/15/26(e)		106	106,389
5.38%, 09/01/26		480	482,676
3.50%, 09/01/30		64	58,702
5.45%, 04/01/31		1,440	1,456,069
3.63%, 03/15/32		120	107,925
5.60%, 04/01/34		230	231,228
5.45%, 09/15/34		490	486,522
5.13%, 06/15/39		80	75,559
5.50%, 06/15/47		115	108,876
4.63%, 03/15/52		675	554,783
6.00%, 04/01/54		125	125,591
5.95%, 09/15/54		195	194,528
6.10%, 04/01/64		100	99,864
Humana, Inc.
1.35%, 02/03/27		35	32,467
5.75%, 03/01/28		150	153,191
5.88%, 03/01/33		151	154,032
5.95%, 03/15/34		19	19,486
IQVIA, Inc., 6.25%, 02/01/29		45	46,861
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	47,637
4.15%, 05/01/47		50	42,540
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		50	34,350
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	38,468
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	31,999
Northwell Healthcare, Inc., 3.81%, 11/01/49(e)		85	64,164
Novant Health, Inc., 2.64%, 11/01/36		50	38,535
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48(e)		50	38,918
Security		Par (000)	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.
4.60%, 12/15/27	USD	650	$ 651,036
4.63%, 12/15/29		800	791,854
Sutter Health, 5.55%, 08/15/53		100	104,019
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	105,323
5.88%, 02/15/53		200	209,604
5.63%, 07/15/54		240	244,127
3.88%, 08/15/59		439	326,432
5.20%, 04/15/63		350	328,734
5.75%, 07/15/64		422	430,081
Universal Health Services, Inc., 5.05%, 10/15/34		370	351,053
			9,626,897
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,295
4.00%, 02/01/50		125	96,465
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,899
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		55	52,023
5.00%, 10/15/27(e)		88	77,663
Omega Healthcare Investors, Inc., 3.38%, 02/01/31		100	88,988
Ventas Realty LP
4.13%, 01/15/26		20	19,799
5.00%, 01/15/35		385	372,082
Welltower OP LLC, 3.85%, 06/15/32		20	18,566
			784,780
Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc.
4.35%, 10/15/27		205	202,423
4.55%, 10/15/29		205	200,240
6.30%, 10/10/33		110	116,099
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		200	202,995
Hyatt Hotels Corp., 5.75%, 01/30/27		200	203,920
Marriott International, Inc.
5.45%, 09/15/26		100	101,522
5.55%, 10/15/28		250	257,239
5.35%, 03/15/35		500	497,374
Series HH, 2.85%, 04/15/31		280	246,085
McDonald’s Corp.
3.80%, 04/01/28		50	48,726
3.63%, 09/01/49		300	223,864
5.15%, 09/09/52		50	47,467
5.45%, 08/14/53		170	168,104
Starbucks Corp., 4.80%, 02/15/33		275	273,043
			2,789,101
Household Durables — 0.2%
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		194	213,982
Lennar Corp., 4.75%, 11/29/27		10	10,006
MDC Holdings, Inc., 3.97%, 08/06/61(e)		15	12,088
NVR, Inc., 3.00%, 05/15/30		1,300	1,177,988
PulteGroup, Inc., 5.50%, 03/01/26		50	50,305
Whirlpool Corp., 4.75%, 02/26/29		130	128,605
			1,592,974
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50		15	10,246
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(a)(d)		206	213,478
18
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	USD	200	$ 199,925
NRG Energy, Inc.(b)
4.45%, 06/15/29		98	94,152
7.00%, 03/15/33		96	104,171
6.25%, 11/01/34		115	114,879
			726,605
Industrial Conglomerates — 0.0%
3M Co., 3.38%, 03/01/29		75	71,067
Eaton Corp., 4.00%, 11/02/32		20	19,025
Textron, Inc., 2.45%, 03/15/31		29	24,769
			114,861
Insurance — 0.8%
Aflac, Inc., 4.75%, 01/15/49		10	8,993
Alleghany Corp., 3.63%, 05/15/30		25	23,626
Allstate Corp.
5.05%, 06/24/29		275	277,294
5.25%, 03/30/33		100	100,855
American International Group, Inc.
5.13%, 03/27/33		40	39,983
4.80%, 07/10/45		150	135,599
4.75%, 04/01/48		63	57,105
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	19,243
Aon North America, Inc., 5.75%, 03/01/54		240	242,878
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	56,252
3.05%, 03/09/52		45	28,499
6.75%, 02/15/54		125	142,147
5.75%, 07/15/54		540	543,400
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	235,973
Athene Holding Ltd., 3.95%, 05/25/51		5	3,693
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	69,707
3.85%, 03/15/52		190	150,082
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	20,323
Brown & Brown, Inc., 4.95%, 03/17/52		230	201,428
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,286
4.35%, 04/05/42		40	33,983
Enstar Group Ltd., 3.10%, 09/01/31		370	313,053
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		400	276,395
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		140	145,643
6.10%, 03/15/55(b)		172	173,593
Fidelity National Financial, Inc., 3.20%, 09/17/51		120	76,841
Lincoln National Corp.
3.80%, 03/01/28		100	96,796
3.40%, 01/15/31		20	18,110
Manulife Financial Corp., 2.48%, 05/19/27		20	18,972
Markel Group, Inc., 6.00%, 05/16/54		245	249,838
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		100	98,783
2.38%, 12/15/31		100	85,362
4.20%, 03/01/48		650	540,993
4.90%, 03/15/49		514	475,059
2.90%, 12/15/51(e)		106	68,151
6.25%, 11/01/52		17	18,867
5.45%, 03/15/53		660	656,048
5.70%, 09/15/53		149	153,441
5.45%, 03/15/54		116	115,560
Security		Par (000)	Value
Insurance (continued)
MetLife, Inc.
5.38%, 07/15/33	USD	25	$ 25,684
4.05%, 03/01/45		35	29,132
Principal Financial Group, Inc.
5.38%, 03/15/33		39	39,701
5.50%, 03/15/53		110	108,571
Progressive Corp., 3.70%, 03/15/52		80	60,631
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	46,093
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		760	771,482
Travelers Cos., Inc.
4.60%, 08/01/43		25	22,697
5.45%, 05/25/53		20	20,378
Unum Group
4.50%, 12/15/49		50	40,864
4.13%, 06/15/51		140	106,535
Willis North America, Inc., 5.90%, 03/05/54		480	481,987
			7,744,609
Internet Software & Services — 0.4%
Alphabet, Inc.
1.90%, 08/15/40		60	40,418
2.25%, 08/15/60(e)		35	20,026
Amazon.com, Inc.
3.60%, 04/13/32		120	112,231
4.05%, 08/22/47		25	21,228
2.50%, 06/03/50		159	99,071
4.25%, 08/22/57		23	19,651
3.25%, 05/12/61		30	20,370
4.10%, 04/13/62		380	310,419
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,383
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)		160	161,698
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(b)		70	70,391
eBay, Inc., 2.70%, 03/11/30		190	170,843
Expedia Group, Inc., 4.63%, 08/01/27		60	59,775
Meta Platforms, Inc.
4.45%, 08/15/52		20	17,569
5.60%, 05/15/53		170	176,223
4.65%, 08/15/62		767	680,475
5.75%, 05/15/63		359	374,717
5.55%, 08/15/64		251	254,419
Netflix, Inc., 5.40%, 08/15/54		60	60,346
Rakuten Group, Inc.(b)
11.25%, 02/15/27		175	190,313
9.75%, 04/15/29		212	229,278
Uber Technologies, Inc., 5.35%, 09/15/54		90	85,831
VeriSign, Inc., 2.70%, 06/15/31		310	265,561
			3,460,236
IT Services — 0.6%
Accenture Capital, Inc., 4.50%, 10/04/34		55	53,164
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,153
2.60%, 05/01/31		450	388,436
Dye & Durham Ltd., 8.63%, 04/15/29(b)		75	79,504
Fidelity National Information Services, Inc., 1.15%, 03/01/26		35	33,374
Fiserv, Inc.
5.45%, 03/02/28		80	81,674
5.60%, 03/02/33		185	190,161
5.63%, 08/21/33		770	792,709
5.45%, 03/15/34		610	619,130
4.40%, 07/01/49		60	50,773
Schedule of Investments
19

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Gartner, Inc.(b)
4.50%, 07/01/28	USD	659	$ 643,010
3.63%, 06/15/29		825	770,026
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	95,750
International Business Machines Corp.
2.20%, 02/09/27		815	773,772
5.88%, 11/29/32		40	42,522
4.25%, 05/15/49		235	195,093
4.90%, 07/27/52		450	413,834
5.10%, 02/06/53		430	410,574
Leidos, Inc., 3.63%, 05/15/25		85	84,274
			5,735,933
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)(e)		147	148,911
Hasbro, Inc.
3.50%, 09/15/27		20	19,331
3.90%, 11/19/29		50	47,125
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		80	77,221
11.25%, 12/15/27(e)		111	114,354
			406,942
Machinery — 0.2%
Caterpillar Financial Services Corp., 5.40%, 03/10/25		65	65,156
Caterpillar, Inc., 3.25%, 09/19/49		119	86,696
CNH Industrial Capital LLC
5.45%, 10/14/25		29	29,193
4.55%, 04/10/28		20	19,845
IDEX Corp.
3.00%, 05/01/30		430	388,445
2.63%, 06/15/31		645	557,799
John Deere Capital Corp.
4.75%, 01/20/28(e)		60	60,506
2.00%, 06/17/31		145	122,963
Otis Worldwide Corp., 2.57%, 02/15/30		60	53,520
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	98,282
2.30%, 03/15/30		65	56,778
Terex Corp., 6.25%, 10/15/32(b)		60	59,722
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34		160	164,469
Xylem, Inc./New York, 3.25%, 11/01/26		50	48,698
			1,812,072
Media — 0.5%
Cable One, Inc., 4.00%, 11/15/30(b)(e)		157	123,738
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
6.38%, 09/01/29		201	199,015
7.38%, 03/01/31		194	197,289
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		215	203,126
3.70%, 04/01/51		135	84,321
3.90%, 06/01/52		388	249,455
3.95%, 06/30/62		34	20,576
5.50%, 04/01/63		110	87,453
Comcast Corp.
4.15%, 10/15/28		300	294,648
4.65%, 02/15/33(e)		255	250,938
3.75%, 04/01/40		110	90,858
4.60%, 08/15/45		111	98,749
2.89%, 11/01/51		182	115,529
2.45%, 08/15/52		75	43,352
Security		Par (000)	Value
Media (continued)
Comcast Corp. (continued)
2.94%, 11/01/56	USD	65	$ 40,162
4.95%, 10/15/58		225	205,211
2.65%, 08/15/62		68	37,969
2.99%, 11/01/63		1,041	621,471
5.50%, 05/15/64		97	94,621
Directv Financing LLC, 8.88%, 02/01/30(b)		192	189,504
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		109	104,948
Discovery Communications LLC, 3.95%, 03/20/28		225	212,495
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	306,891
3.45%, 03/01/32		407	363,459
Fox Corp., 3.05%, 04/07/25		300	297,668
Nexstar Media, Inc., 4.75%, 11/01/28(b)		83	78,031
Paramount Global
4.20%, 05/19/32		90	78,429
5.85%, 09/01/43		63	53,616
5.25%, 04/01/44		21	16,275
4.90%, 08/15/44		15	11,170
4.60%, 01/15/45		24	17,294
TEGNA, Inc., 4.63%, 03/15/28		146	137,097
Time Warner Cable LLC, 4.50%, 09/15/42		135	100,901
Univision Communications, Inc., 8.00%, 08/15/28(b)		50	50,812
			5,077,071
Metals & Mining — 0.5%
Anglo American Capital PLC, 5.63%, 04/01/30(b)		400	408,000
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	236,268
5.25%, 09/08/30		250	256,354
4.90%, 02/28/33(e)		75	74,842
5.00%, 09/30/43		75	72,016
5.50%, 09/08/53		420	426,576
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)		165	166,221
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	47,985
Glencore Funding LLC(b)
6.38%, 10/06/30		615	653,331
2.85%, 04/27/31		110	95,976
Kinross Gold Corp., 4.50%, 07/15/27		20	19,785
Mineral Resources Ltd., 9.25%, 10/01/28(b)		112	117,911
Nucor Corp., 3.13%, 04/01/32		70	62,178
Precision Castparts Corp., 3.25%, 06/15/25		35	34,657
Reliance, Inc.
1.30%, 08/15/25		200	194,223
2.15%, 08/15/30		790	675,856
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		20	12,753
Rio Tinto Finance USA PLC
4.75%, 03/22/42		150	141,218
5.13%, 03/09/53		340	326,942
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(h)		45	42,774
Southern Copper Corp., 5.25%, 11/08/42		350	326,462
Steel Dynamics, Inc., 3.25%, 10/15/50(e)		140	95,761
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		125	112,871
Taseko Mines Ltd., 8.25%, 05/01/30(b)		35	36,167
Vale Overseas Ltd., 6.40%, 06/28/54		4	4,014
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		3	2,741
			4,643,882
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		48	49,118
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Office REITs — 0.0%
Boston Properties LP, 2.45%, 10/01/33	USD	25	$ 19,447
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.(b)
7.63%, 02/01/29		153	156,907
5.38%, 03/01/30		152	147,602
Apache Corp., 4.75%, 04/15/43		43	34,638
Boardwalk Pipelines LP, 5.95%, 06/01/26		50	50,561
BP Capital Markets America, Inc., 3.06%, 06/17/41		80	59,217
California Resources Corp., 8.25%, 06/15/29(b)		192	193,907
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)(e)		127	130,479
Cameron LNG LLC(b)
3.30%, 01/15/35		521	436,085
3.40%, 01/15/38		35	29,486
Canadian Natural Resources Ltd.
2.95%, 07/15/30		20	17,890
6.50%, 02/15/37		10	10,539
6.25%, 03/15/38		200	207,907
4.95%, 06/01/47		420	371,344
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		502	505,214
3.70%, 11/15/29		130	122,450
2.74%, 12/31/39		463	371,228
Cheniere Energy Partners LP
4.50%, 10/01/29		20	19,256
4.00%, 03/01/31		549	507,586
3.25%, 01/31/32		193	167,945
Cheniere Energy, Inc., 5.65%, 04/15/34		317	319,017
Chevron Corp., 3.33%, 11/17/25		50	49,438
Chevron USA, Inc.
3.90%, 11/15/24		65	64,970
2.34%, 08/12/50		127	75,143
Civitas Resources, Inc.(b)
8.38%, 07/01/28		97	100,247
8.75%, 07/01/31		63	65,984
Comstock Resources, Inc., 6.75%, 03/01/29(b)		99	94,809
ConocoPhillips, 5.90%, 05/15/38		50	52,626
ConocoPhillips Co.
3.80%, 03/15/52		89	67,658
4.03%, 03/15/62		79	59,983
Continental Resources, Inc., 4.90%, 06/01/44		5	4,136
CVR Energy, Inc., 8.50%, 01/15/29(b)		185	179,396
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)		222	227,781
Devon Energy Corp.
5.60%, 07/15/41		155	146,877
5.75%, 09/15/54		155	144,244
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		197	203,418
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,094,382
3.50%, 12/01/29		1,845	1,722,187
3.13%, 03/24/31		887	790,313
6.25%, 03/15/33		180	189,723
4.40%, 03/24/51		104	83,276
4.25%, 03/15/52		282	219,891
6.25%, 03/15/53		116	119,868
5.75%, 04/18/54		105	101,990
5.90%, 04/18/64		678	656,651
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		40	39,086
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
7.75%, 02/01/32	USD	30	$ 29,262
8.88%, 01/13/33(e)		8	8,178
8.38%, 01/19/36		4	3,898
Enbridge, Inc.
4.25%, 12/01/26		215	213,196
5.50%, 12/01/46		20	19,374
Energy Transfer LP
5.50%, 06/01/27		475	482,188
4.95%, 05/15/28		25	25,065
5.25%, 07/01/29(e)		230	232,283
7.38%, 02/01/31(b)		613	645,073
7.50%, 07/01/38		30	34,373
6.05%, 06/01/41		20	20,068
5.15%, 03/15/45		170	151,712
5.40%, 10/01/47		290	265,151
5.00%, 05/15/50		90	78,131
5.95%, 05/15/54		447	440,296
6.05%, 09/01/54		162	162,195
EnLink Midstream Partners LP, 4.85%, 07/15/26		25	24,891
Enterprise Products Operating LLC, 6.45%, 09/01/40		200	218,901
EQM Midstream Partners LP, 4.50%, 01/15/29(b)		214	206,004
EQT Corp.
3.13%, 05/15/26(b)		253	244,852
5.70%, 04/01/28		533	542,751
5.00%, 01/15/29		421	415,930
7.00%, 02/01/30		484	517,912
3.63%, 05/15/31(b)		838	749,866
5.75%, 02/01/34		95	95,290
Equinor ASA
1.75%, 01/22/26		200	193,598
3.70%, 04/06/50		55	42,764
Exxon Mobil Corp.
3.00%, 08/16/39		73	56,527
4.11%, 03/01/46		33	27,786
3.10%, 08/16/49		27	18,788
3.45%, 04/15/51		310	227,355
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		154	157,152
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		15	13,800
Greenfire Resources Ltd., 12.00%, 10/01/28(b)(e)		91	97,840
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		121	121,626
Hess Corp.
7.30%, 08/15/31		30	33,559
5.60%, 02/15/41		135	135,479
HF Sinclair Corp., 5.88%, 04/01/26		50	50,475
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)(e)		200	200,050
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		125	141,891
5.80%, 03/15/35		19	19,348
6.95%, 01/15/38		100	109,522
7.50%, 11/15/40		50	57,412
5.50%, 03/01/44		140	132,068
Kinder Morgan, Inc.
7.80%, 08/01/31		145	165,649
5.95%, 08/01/54		260	259,862
Marathon Oil Corp., 5.70%, 04/01/34		310	321,678
MPLX LP
4.25%, 12/01/27		25	24,592
4.00%, 03/15/28		200	194,786
5.00%, 03/01/33		190	184,845
5.50%, 06/01/34		200	199,600
Schedule of Investments
21

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.50%, 04/15/38	USD	790	$ 699,725
5.20%, 12/01/47		35	31,174
4.70%, 04/15/48		450	377,133
4.95%, 03/14/52		168	144,722
5.65%, 03/01/53		300	286,306
4.90%, 04/15/58		40	33,267
New Fortress Energy, Inc.(b)
6.50%, 09/30/26		84	77,811
8.75%, 03/15/29		60	50,088
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		631	545,718
Noble Finance II LLC, 8.00%, 04/15/30(b)		143	144,951
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)(e)		186	187,805
Occidental Petroleum Corp.
4.20%, 03/15/48		220	163,374
6.05%, 10/01/54		30	29,075
Oleoducto Central SA, 4.00%, 07/14/27(b)		12	11,389
ONEOK, Inc.
5.85%, 01/15/26		190	191,931
5.55%, 11/01/26		200	202,702
4.55%, 07/15/28		40	39,571
5.65%, 11/01/28(e)		300	308,067
3.40%, 09/01/29		100	93,198
6.35%, 01/15/31		225	239,165
6.10%, 11/15/32		100	105,256
6.05%, 09/01/33		200	208,155
4.85%, 02/01/49		30	25,600
7.15%, 01/15/51		130	145,233
Ovintiv, Inc., 7.10%, 07/15/53		127	138,480
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	34,282
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)(e)		183	182,687
Petroleos de Venezuela SA, 9.75%, 05/17/35(h)(i)(j)		64	7,200
Petroleos Mexicanos
3.63%, 11/24/25(h)	EUR	100	106,633
6.50%, 03/13/27	USD	74	72,438
8.75%, 06/02/29(e)		10	10,103
5.95%, 01/28/31		10	8,600
Phillips 66 Co.
4.95%, 12/01/27		100	100,970
5.65%, 06/15/54		60	58,153
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		35	35,000
3.55%, 12/15/29		150	139,748
5.70%, 09/15/34		70	70,606
4.90%, 02/15/45		45	39,121
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		123	123,063
5.88%, 06/30/26		241	243,621
5.00%, 03/15/27		509	510,107
4.20%, 03/15/28		65	63,682
4.50%, 05/15/30		454	441,585
5.90%, 09/15/37		311	323,424
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)(e)		116	114,554
Shell Finance U.S., Inc., 4.00%, 05/10/46		75	61,524
Shell International Finance BV
6.38%, 12/15/38		125	139,227
3.00%, 11/26/51		140	92,839
South Bow USA Infrastructure Holdings LLC(b)
4.91%, 09/01/27		175	174,245
5.03%, 10/01/29		120	118,068
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Talos Production, Inc.(b)
9.00%, 02/01/29	USD	212	$ 218,345
9.38%, 02/01/31		204	210,038
Targa Resources Corp.
5.20%, 07/01/27		195	197,268
4.20%, 02/01/33		280	257,388
6.50%, 03/30/34(e)		150	160,915
5.50%, 02/15/35		300	299,335
4.95%, 04/15/52		430	374,225
6.25%, 07/01/52		80	82,733
6.50%, 02/15/53		100	107,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		136	135,144
5.50%, 03/01/30		250	250,469
4.88%, 02/01/31		585	567,640
4.00%, 01/15/32		144	131,953
TotalEnergies Capital International SA
2.43%, 01/10/25		35	34,828
3.13%, 05/29/50		175	120,854
TotalEnergies Capital SA, 5.49%, 04/05/54		320	317,932
TransCanada PipeLines Ltd., 7.63%, 01/15/39		75	88,519
Transocean, Inc.(b)
8.25%, 05/15/29		25	25,115
8.75%, 02/15/30		96	99,523
8.50%, 05/15/31		30	30,230
Valaris Ltd., 8.38%, 04/30/30(b)		143	145,088
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		25	25,945
8.38%, 06/01/31		20	20,774
9.88%, 02/01/32		46	50,210
Viper Energy, Inc.(b)
5.38%, 11/01/27		1,305	1,290,174
7.38%, 11/01/31(e)		255	264,965
Western Midstream Operating LP, 5.25%, 02/01/50		170	148,315
Williams Cos., Inc., 5.80%, 11/15/43		35	34,757
YPF SA, 9.50%, 01/17/31(b)		36	37,782
			32,907,477
Passenger Airlines — 0.1%
A/S Mileage Plan IP Ltd., 5.31%, 10/20/31(b)		374	360,914
American Airlines, Inc., 8.50%, 05/15/29(b)		72	75,667
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		200	194,750
Gol Finance SA, (1-mo. Term SOFR + 10.50%), 15.19%, 01/29/25(a)(b)		14	14,237
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		186	193,286
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		98	98,559
United Airlines Pass-Through Trust
Series 2019-1, Class AA, 4.15%, 02/25/33		26	25,288
Series 2024-A, 5.88%, 08/15/38		232	240,021
			1,202,722
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		60	48,250
Estee Lauder Cos., Inc., 2.38%, 12/01/29		25	22,372
Kenvue, Inc., 5.05%, 03/22/53		100	97,213
Procter & Gamble Co., 3.60%, 03/25/50		25	20,158
			187,993
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.80%, 03/15/25		600	597,694
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
5.05%, 03/15/34	USD	1,063	$ 1,070,899
4.55%, 03/15/35		36	34,652
4.50%, 05/14/35		20	19,132
4.05%, 11/21/39		80	70,302
4.25%, 11/21/49		150	127,374
5.40%, 03/15/54		320	322,421
5.50%, 03/15/64		85	85,702
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	136,301
AstraZeneca PLC, 6.45%, 09/15/37		95	106,492
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		17	15,345
11.00%, 09/30/28(e)		40	36,806
Becton Dickinson & Co.
4.30%, 08/22/32		36	34,317
3.79%, 05/20/50		74	56,696
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	60,569
4.25%, 10/26/49		195	163,232
3.90%, 03/15/62		26	19,429
5.65%, 02/22/64		89	89,496
Cardinal Health, Inc.
3.75%, 09/15/25		50	49,595
5.45%, 02/15/34		83	84,445
Cencora, Inc., 2.70%, 03/15/31		350	306,360
CVS Health Corp.
4.30%, 03/25/28		535	521,547
2.70%, 08/21/40		175	116,538
6.00%, 06/01/44		27	26,523
5.13%, 07/20/45		205	179,494
5.05%, 03/25/48		75	64,705
4.25%, 04/01/50		170	129,782
Eli Lilly & Co.
4.88%, 02/27/53		45	42,584
4.95%, 02/27/63		70	66,150
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		25	27,836
Johnson & Johnson
2.63%, 01/15/25		65	64,708
3.40%, 01/15/38		125	106,461
2.45%, 09/01/60		45	26,123
McKesson Corp., 0.90%, 12/03/25		610	586,505
Merck & Co., Inc.
1.70%, 06/10/27		500	468,516
1.90%, 12/10/28		220	199,212
4.15%, 05/18/43		80	69,206
5.00%, 05/17/53		60	57,131
2.90%, 12/10/61		50	30,291
5.15%, 05/17/63		270	260,096
Mylan, Inc., 4.55%, 04/15/28		25	24,497
Novartis Capital Corp., 2.75%, 08/14/50		25	16,662
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)(e)		200	206,449
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		204	199,624
5.34%, 05/19/63		60	57,740
Pfizer, Inc.
4.00%, 12/15/36		108	98,536
7.20%, 03/15/39		75	89,536
4.00%, 03/15/49		61	50,132
2.70%, 05/28/50		221	143,943
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		246	213,952
Security		Par (000)	Value
Pharmaceuticals (continued)
Viatris, Inc., 2.30%, 06/22/27	USD	20	$ 18,646
Zoetis, Inc.
3.90%, 08/20/28		325	316,667
5.60%, 11/16/32		65	67,571
			8,034,622
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31		50	42,904
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34		190	182,480
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	40,197
NNN REIT, Inc.
5.60%, 10/15/33		100	102,023
4.80%, 10/15/48		79	68,882
3.50%, 04/15/51		147	102,621
3.00%, 04/15/52		92	58,029
Realty Income Corp.
3.00%, 01/15/27		20	19,319
3.40%, 01/15/28		100	96,351
4.75%, 02/15/29		300	299,531
1.80%, 03/15/33		40	31,057
			1,000,490
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27(e)		120	112,121
6.75%, 02/01/40		100	112,275
4.75%, 03/15/42		400	367,228
4.25%, 11/30/46		400	335,987
3.25%, 09/13/49		40	27,902
5.85%, 03/08/53		100	103,546
			1,059,059
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52		23	20,150
Analog Devices, Inc.
2.10%, 10/01/31		20	16,943
2.80%, 10/01/41		60	43,294
2.95%, 10/01/51		35	23,315
Ap Grange Holdings LLC, (Acquired: 07/21/24, Cost: $255,458), 6.50%, 03/20/45(d)(k)		256	256,412
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	144,431
Broadcom, Inc.
3.15%, 11/15/25		75	73,801
4.00%, 04/15/29(b)		20	19,295
5.05%, 07/12/29		126	127,075
2.60%, 02/15/33(b)		33	27,387
3.14%, 11/15/35(b)		83	68,198
3.19%, 11/15/36(b)		572	464,723
3.75%, 02/15/51(b)		285	215,320
Intel Corp.
5.20%, 02/10/33		330	324,522
3.20%, 08/12/61		146	85,014
KLA Corp.
4.70%, 02/01/34		52	51,253
5.00%, 03/15/49		58	54,669
3.30%, 03/01/50		145	103,263
4.95%, 07/15/52		100	93,864
Lam Research Corp., 3.13%, 06/15/60		39	25,191
Marvell Technology, Inc.
5.75%, 02/15/29		50	51,478
Schedule of Investments
23

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. (continued)
5.95%, 09/15/33	USD	180	$ 188,403
Microchip Technology, Inc., 4.25%, 09/01/25		25	24,873
Micron Technology, Inc.
5.33%, 02/06/29		75	75,954
6.75%, 11/01/29		25	26,833
5.30%, 01/15/31		125	125,923
3.48%, 11/01/51		420	294,565
NVIDIA Corp.
3.50%, 04/01/40		40	33,796
3.50%, 04/01/50		100	77,822
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30		42	38,619
2.50%, 05/11/31		105	89,696
2.65%, 02/15/32		260	219,554
5.00%, 01/15/33		50	49,139
QUALCOMM, Inc., 3.45%, 05/20/25		100	99,344
Texas Instruments, Inc.
1.75%, 05/04/30		260	223,639
4.90%, 03/14/33		200	202,239
4.10%, 08/16/52		89	73,741
5.15%, 02/08/54		31	30,370
			4,164,108
Software — 0.6%
Concentrix Corp., 6.60%, 08/02/28		20	20,265
Electronic Arts, Inc., 2.95%, 02/15/51		25	16,468
Intuit, Inc.
5.20%, 09/15/33		500	509,676
5.50%, 09/15/53		100	102,072
Microsoft Corp.
2.92%, 03/17/52		100	69,037
3.95%, 08/08/56		200	166,586
2.68%, 06/01/60		260	158,793
Oracle Corp.
2.50%, 04/01/25		500	495,003
5.80%, 11/10/25		85	85,896
6.15%, 11/09/29		65	68,765
2.95%, 04/01/30		40	36,292
4.65%, 05/06/30		185	183,757
2.88%, 03/25/31		150	132,834
4.90%, 02/06/33		70	69,064
3.60%, 04/01/40		160	127,433
3.65%, 03/25/41		590	466,941
4.50%, 07/08/44		102	87,509
4.00%, 07/15/46		62	48,811
4.00%, 11/15/47		71	55,348
3.60%, 04/01/50		919	661,726
3.95%, 03/25/51		176	134,183
6.90%, 11/09/52(e)		46	52,908
5.55%, 02/06/53		479	467,947
5.38%, 09/27/54		415	394,830
3.85%, 04/01/60		98	69,506
4.10%, 03/25/61		430	320,550
5.50%, 09/27/64		184	172,605
Roper Technologies, Inc.
1.00%, 09/15/25		50	48,476
4.50%, 10/15/29		380	374,170
Security		Par (000)	Value
Software (continued)
VMware, Inc.
4.65%, 05/15/27	USD	80	$ 79,865
4.70%, 05/15/30		75	73,671
			5,750,987
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		75	67,743
Extra Space Storage LP
5.50%, 07/01/30		100	102,121
2.40%, 10/15/31		40	33,469
2.35%, 03/15/32		38	31,288
Iron Mountain, Inc., 7.00%, 02/15/29(b)		49	50,388
Public Storage Operating Co.
5.10%, 08/01/33		50	50,306
5.35%, 08/01/53		100	98,542
			433,857
Specialty Retail — 0.1%
Academy Ltd., 6.00%, 11/15/27(b)		75	74,611
AutoZone, Inc.
5.05%, 07/15/26		125	125,970
6.25%, 11/01/28		300	315,539
6.55%, 11/01/33		125	135,980
5.40%, 07/15/34		25	25,150
Bath & Body Works, Inc., 6.88%, 11/01/35		137	139,057
FirstCash, Inc., 6.88%, 03/01/32(b)		72	72,820
Foot Locker, Inc., 4.00%, 10/01/29(b)(e)		116	99,675
O’Reilly Automotive, Inc., 4.20%, 04/01/30		150	145,039
			1,133,841
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41		105	74,557
3.85%, 05/04/43		50	42,650
4.65%, 02/23/46		150	141,074
4.85%, 05/10/53		40	39,232
4.10%, 08/08/62		180	149,039
Dell International LLC/EMC Corp.
4.90%, 10/01/26		560	561,689
6.10%, 07/15/27		65	67,268
6.20%, 07/15/30		175	185,498
5.75%, 02/01/33		20	20,820
Hewlett Packard Enterprise Co., 5.25%, 07/01/28		113	114,415
NCR Atleos Corp., 9.50%, 04/01/29(b)		90	99,055
NetApp, Inc., 1.88%, 06/22/25		50	49,050
			1,544,347
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.85%, 03/27/30		100	91,555
3.38%, 03/27/50		160	117,690
Tapestry, Inc.
7.35%, 11/27/28		15	15,318
3.05%, 03/15/32(e)		485	409,634
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		150	128,264
			762,461
Tobacco — 0.9%
Altria Group, Inc.
4.80%, 02/14/29		500	496,730
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
2.45%, 02/04/32	USD	400	$ 332,857
6.88%, 11/01/33		140	153,896
3.40%, 02/04/41		1,190	886,271
4.25%, 08/09/42		125	102,543
4.50%, 05/02/43		23	19,359
3.88%, 09/16/46		158	117,953
5.95%, 02/14/49(e)		420	422,898
4.45%, 05/06/50		57	45,781
3.70%, 02/04/51		358	251,764
4.00%, 02/04/61(e)		450	329,118
BAT Capital Corp.
5.83%, 02/20/31		100	103,162
2.73%, 03/25/31		25	21,768
7.08%, 08/02/43		290	316,897
4.54%, 08/15/47		206	165,015
4.76%, 09/06/49		152	124,834
5.65%, 03/16/52		322	298,722
7.08%, 08/02/53(e)		1,013	1,121,998
BAT International Finance PLC, 1.67%, 03/25/26		200	191,477
Philip Morris International, Inc.
4.88%, 02/15/28		590	593,018
5.63%, 11/17/29		215	223,012
1.75%, 11/01/30		50	41,806
5.75%, 11/17/32		345	359,285
5.38%, 02/15/33		670	679,123
5.63%, 09/07/33		90	92,797
5.25%, 02/13/34		75	75,196
6.38%, 05/16/38		75	82,302
4.25%, 11/10/44		950	798,457
Reynolds American, Inc., 5.85%, 08/15/45		50	48,232
			8,496,271
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,246
2.40%, 05/15/31		80	68,890
5.25%, 05/15/50(e)		80	75,449
United Parcel Service, Inc., 5.30%, 04/01/50		25	24,798
			188,383
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	29,991
4.45%, 06/01/32		90	87,692
4.20%, 09/01/48		20	16,645
5.45%, 03/01/54		30	29,851
Essential Utilities, Inc., 5.38%, 01/15/34		195	196,333
			360,512
Wireless Telecommunication Services — 0.5%
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)		200	172,400
Rogers Communications, Inc.
3.20%, 03/15/27		65	62,662
5.30%, 02/15/34		500	496,035
Sprint LLC, 7.63%, 03/01/26		984	1,008,969
T-Mobile U.S., Inc.
3.50%, 04/15/25		100	99,340
4.80%, 07/15/28		100	100,045
3.88%, 04/15/30		1,455	1,381,844
2.55%, 02/15/31		63	54,785
5.05%, 07/15/33		484	481,907
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
5.15%, 04/15/34	USD	35	$ 34,946
5.65%, 01/15/53		70	70,151
5.50%, 01/15/55		75	73,834
5.25%, 06/15/55		270	255,887
3.60%, 11/15/60		230	158,817
5.80%, 09/15/62		400	404,295
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(b)		7	6,370
Vodafone Group PLC, 6.25%, 11/30/32		200	216,132
			5,078,419
Total Corporate Bonds — 27.8% (Cost: $261,631,199)			267,366,394
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		7	5,199
4.75%, 07/09/35(g)		18	10,102
5.00%, 01/09/38(g)		9	4,976
4.88%, 07/09/41(g)		9	4,613
			24,890
Belgium — 0.2%
Kingdom of Belgium Government Bond, Series 98, 3.30%, 06/22/54(b)(h)	EUR	1,661	1,737,221
Brazil — 0.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	2	315,538
10.00%, 01/01/33		7	989,704
10.00%, 01/01/35		14	2,051,502
Brazilian Government International Bond, 6.13%, 03/15/34	USD	980	970,700
			4,327,444
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(h)		6	5,762
Canada — 0.0%
Canada Government International Bond, 2.88%, 04/28/25		35	34,732
Province of Alberta Canada, 1.30%, 07/22/30		10	8,418
Province of Ontario Canada
3.10%, 05/19/27(e)		15	14,563
2.13%, 01/21/32		35	29,870
Province of Quebec Canada
0.60%, 07/23/25		25	24,308
2.50%, 04/20/26		10	9,731
1.90%, 04/21/31		10	8,551
4.50%, 09/08/33		15	14,850
Series PD, 7.50%, 09/15/29		10	11,319
			156,342
Chile — 0.0%
Chile Government International Bond
3.50%, 01/25/50		200	145,312
4.00%, 01/31/52		200	156,438
			301,750
Schedule of Investments
25

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.0%
Colombian TES
Series B, 5.75%, 11/03/27	COP	196,600	$ 40,229
Series B, 6.00%, 04/28/28		535,300	107,421
Series B, 7.00%, 03/26/31		162,200	30,885
			178,535
Czech Republic — 0.0%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	3,540	145,232
Series 150, 5.00%, 09/30/30		670	30,511
Series 49, 4.20%, 12/04/36(h)		1,200	51,679
			227,422
Dominican Republic — 0.0%
Dominican Republic International Bond, 5.95%, 01/25/27(h)	USD	100	100,050
Ecuador — 0.0%
Ecuador Government International Bond(g)(h)
6.90%, 07/31/35		27	14,939
5.50%, 07/31/40		29	14,552
			29,491
Egypt — 0.0%
Egypt Government Bond, Series 3Y, 24.46%, 10/01/27	EGP	491	10,079
Egypt Government International Bond, 4.75%, 04/16/26(h)	EUR	100	105,784
			115,863
France — 0.1%
French Republic Government Bond OAT, 3.00%, 05/25/54(b)(h)		856	831,046
Ghana — 0.0%
Ghana Government International Bond, 6.00%, 07/03/35(b)(g)	USD	21	14,741
Guatemala — 0.0%
Guatemala Government Bond, 4.88%, 02/13/28(h)		200	193,875
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(h)	EUR	85	97,881
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	USD	880	800,525
4.65%, 09/20/32		450	439,209
			1,239,734
Israel — 0.0%
Israel Government International Bond, 5.75%, 03/12/54		204	185,640
Japan — 0.2%
Japan Government Thirty Year Bond
2.10%, 09/20/54	JPY	140,150	903,734
Series 82, 1.80%, 03/20/54		165,000	994,757
			1,898,491
Mexico — 0.5%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	60	284,524
Series M, 8.50%, 05/31/29		19,000	900,381
Series M, 7.75%, 11/23/34		175	744,347
Series M, 8.00%, 11/07/47		14	56,629
Security		Par (000)	Value
Mexico (continued)
Mexico Government International Bond
2.66%, 05/24/31	USD	1,190	$ 988,816
3.50%, 02/12/34		749	609,733
6.35%, 02/09/35		575	577,013
4.50%, 01/31/50		200	148,200
6.34%, 05/04/53		300	279,000
			4,588,643
Nigeria — 0.0%
Nigeria Government International Bond, 7.14%, 02/23/30(h)		200	180,375
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28		580	544,330
3.30%, 01/19/33		200	157,300
4.50%, 04/01/56		270	173,408
			875,038
Peru — 0.1%
Peruvian Government International Bond
6.95%, 08/12/31(b)(c)	PEN	166	45,814
7.60%, 08/12/39(b)		101	27,547
3.55%, 03/10/51	USD	480	339,600
			412,961
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28		910	863,078
3.20%, 07/06/46		400	287,125
			1,150,203
Poland — 0.1%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	296	64,298
Series 0429, 5.75%, 04/25/29		727	182,163
Series 0729, 4.75%, 07/25/29		364	87,300
Series 1029, 2.75%, 10/25/29		274	60,208
			393,969
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	2	1,987
2.13%, 03/07/28(h)	EUR	18	18,322
2.50%, 02/08/30(h)		3	2,937
2.12%, 07/16/31(h)		3	2,730
			25,976
South Africa — 0.0%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	3,058	164,304
Series 2044, 8.75%, 01/31/44		941	42,662
Series 2048, 8.75%, 02/28/48(c)		1,827	82,347
Series R213, 7.00%, 02/28/31		1,228	61,020
			350,333
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	305,469
Supranational — 0.2%
European Union(h)
2.50%, 10/04/52	EUR	170	156,241
3.00%, 03/04/53		1,882	1,912,494
			2,068,735
26
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Turkey — 0.0%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	1,397	$ 37,735
Series 2Y, 37.00%, 02/18/26		1,120	31,461
Series 5Y, 31.08%, 11/08/28		372	10,493
			79,689
Ukraine — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29(b)(g)	USD	25	14,854
3.00%, 02/01/34(g)(h)		36	13,194
0.00%, 08/01/41(a)(h)(i)(j)		42	30,135
			58,183
United Kingdom — 0.3%
United Kingdom Gilt, 4.38%, 07/31/54(h)	GBP	2,053	2,438,809
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	6	5,670
Uruguay Government International Bond
4.38%, 10/27/27		500	498,281
5.10%, 06/18/50		90	85,410
			589,361
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(h)(i)(j)		96	14,880
Total Foreign Agency Obligations — 2.6% (Cost: $26,031,604)			25,198,802
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	108,970
Series S-1, 7.04%, 04/01/50		120	141,298
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		100	112,822
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	115,154
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60(e)		50	34,044
State of California, GO, BAB
7.55%, 04/01/39		250	301,862
7.35%, 11/01/39		100	116,797
State of California, Refunding GO, 4.60%, 04/01/38		370	352,415
University of California, RB, Series AD, 4.86%, 05/15/2112		270	242,163
			1,525,525
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	52,903
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		50	54,974
Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		48	53,607
State of Illinois, GO, 5.10%, 06/01/33(e)		391	388,335
			441,942
Security		Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33	USD	230	$ 223,972
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49		50	35,378
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43(e)		50	37,793
			73,171
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	63,867
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		130	153,195
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	16,186
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	80,420
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		45	46,035
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	140,544
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	52,272
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	62,028
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	63,014
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	52,463
Series 168, 4.93%, 10/01/51		110	105,480
			618,442
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		80	106,211
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	45,390
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	37,979
			83,369
Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	47,060
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	51,737
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	36,455
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		200	204,403
State of Texas, GO, BAB, 5.52%, 04/01/39		115	119,958
			459,613
Total Municipal Bonds — 0.4% (Cost: $3,790,802)			3,857,184
Schedule of Investments
27

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.6%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(b)	USD	130	$ 131,867
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		100	99,999
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		187	186,999
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 5.12%, 01/25/61		40	40,112
Series 20233-C, Class A1, 3.50%, 05/25/63		217	201,718
Alternative Loan Trust
5.50%, 07/25/35		7	3,917
Series 2005-31, Class 1A1, (1-mo. Term SOFR + 0.67%), 5.41%, 08/25/35(a)		450	419,219
Series 2005-55CW, Class 2A3, (1-mo. Term SOFR + 0.46%), 5.32%, 11/25/35(a)		12	8,370
Series 2005-59, Class 1A1, (1-mo. Term SOFR + 0.77%), 5.53%, 11/20/35(a)		10	9,189
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		936	497,631
Series 2006-OA17, Class 1A1D, (1-mo. Term SOFR + 0.40%), 5.16%, 12/20/46(a)		317	271,753
Series 2006-OA2, Class A5, (1-mo. Term SOFR + 0.57%), 5.33%, 05/20/46(a)		200	173,098
Series 2006-OC10, Class 2A3, (1-mo. Term SOFR + 0.57%), 5.31%, 11/25/36(a)		357	298,897
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 5.35%, 07/25/46(a)		384	324,853
Series 2007-19, Class 1A34, 6.00%, 08/25/37		288	137,749
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. Term SOFR + 1.74%), 6.58%, 05/25/36(a)		2,206	225,817
Angel Oak Mortgage Trust(b)
Series 2023-7, Class A1, 4.80%, 11/25/67		166	162,304
Series 2024-1, Class A1, 5.21%, 08/25/68		45	44,715
Series 2024-10, Class A1, 5.35%, 10/25/69		50	50,000
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		299	288,388
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		57	56,203
Series 2006-7, Class A4, 6.50%, 10/25/36		25	7,189
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,618
Series 2007-3, (1-mo. Term SOFR + 0.29%), 5.03%, 04/25/37(a)		215	176,972
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1-mo. Term SOFR + 0.46%), 5.20%, 03/25/36		46	12,091
Series 2006-IM1, Class A3, (1-mo. Term SOFR + 0.67%), 5.41%, 04/25/36		198	182,755
Braccan Mortgage Funding, Series 2024-1, Class X, (3-mo. LIBOR GBP + 4.34%), 9.31%, 01/15/67(a)(h)	GBP	153	197,175
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	214,322
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		303	291,134
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		406	158,387
Series 2007-A1, Class 3A1, 5.84%, 02/25/37(a)		119	116,555
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		522	230,755
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,399
Series 2007-11, Class A1, 6.00%, 08/25/37		531	220,557
Series 2007-3, Class A17, 6.00%, 04/25/37		159	76,134
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-4, Class 1A47, 6.00%, 05/25/37	USD	273	$ 118,884
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	58,953
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	38,415
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,784
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.35%, 05/25/37(a)		26	23,336
COLT Mortgage Loan Trust(b)
Series 2022-5, Class B1, 4.63%, 03/25/67(a)		100	89,781
Series 2022-8, Class B1, 6.52%, 08/25/67(a)		483	477,320
Series 2024-6, Class A1, 5.39%, 11/25/69		100	100,063
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.62%, 02/25/40		1,325	1,398,461
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.62%, 02/25/40		1,800	1,901,826
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.96%, 10/25/41		1,800	1,847,749
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.01%, 12/25/41		1,690	1,732,250
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 6.76%, 12/25/41		350	354,357
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.36%, 01/25/42		1,825	1,925,051
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.86%, 01/25/42		1,800	1,845,945
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.11%, 03/25/42		1,650	1,813,370
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.11%, 03/25/42		1,900	2,048,103
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.36%, 04/25/42		1,500	1,591,151
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.86%, 04/25/42		1,500	1,547,820
Series 2023-R01, Class 1M1, (30-day Avg SOFR + 2.40%), 7.26%, 12/25/42		473	485,020
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.36%, 02/25/44		1,000	1,020,394
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.56%, 07/25/44		460	461,860
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		86	40,672
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(b)		132	130,979
Cross Mortgage Trust, 5.56%, 11/25/69(a)(b)		152	151,909
CSMC(b)
Series 2015-6R, Class 5A2, (1-mo. Term SOFR + 0.29%), 4.08%, 03/27/36(a)		22	16,939
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		50	49,214
CSMC Trust, Series 2020-NQM6, 9.00%, 12/25/67(a)(b)		172	172,568
Deephaven Residential Mortgage Trust(a)(b)
07/25/69(c)		100	99,993
Series 2021-1, Class B1, 3.10%, 05/25/65		400	355,471
Series 2022-2, Class M1, 4.30%, 03/25/67		100	84,018
Ellington Financial Mortgage Trust(b)
5.94%, 09/25/67(a)		100	84,834
11/25/69(c)		172	171,997
28
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities(a)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 10.67%, 04/25/28	USD	205	$ 213,274
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.16%, 11/25/41(b)		500	515,255
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 5.76%, 11/25/41(b)		133	133,190
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.86%, 11/25/41(b)		2,150	2,160,693
Fannie Mae Mortgage-Backed Securities, Series 2023-R03, Class 2M1, (30-day Avg SOFR + 2.50%), 7.36%, 04/25/43(a)(b)		200	203,508
FIGRE Trust, 07/25/53(a)(b)(c)		150	149,999
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 5.62%, 02/25/36		8	5,139
Series 2006-AA7, Class A1, 5.41%, 01/25/37		513	404,983
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.86%, 11/25/50		750	844,348
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.51%, 01/25/51		1,800	1,908,000
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.26%, 08/25/33		1,755	1,971,425
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.36%, 10/25/33		800	896,000
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.91%, 01/25/34		1,380	1,480,764
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.26%, 10/25/41		2,100	2,161,924
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.51%, 11/25/41		2,044	2,120,007
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.86%, 08/25/33		1,523	1,676,286
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 8.01%, 12/25/33		795	878,976
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.21%, 09/25/41		1,610	1,649,252
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.96%, 09/25/41		1,500	1,512,161
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.21%, 12/25/41		1,750	1,766,415
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.26%, 01/25/42		750	771,988
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.36%, 01/25/42		2,380	2,423,149
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.61%, 02/25/42		1,000	1,046,833
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.21%, 04/25/42		1,000	1,065,422
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.11%, 05/25/42		1,000	1,084,223
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.86%, 03/25/52		1,500	1,714,184
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.11%, 03/25/42		1,900	2,047,110
Series 2023-DNA1, Class M1A, (30-day Avg SOFR + 2.10%), 6.96%, 03/25/43		725	731,982
Series 2023-DNA2, Class M1A, (30-day Avg SOFR + 2.10%), 6.96%, 04/25/43		915	930,740
Series 2023-HQA1, Class M1A, (30-day Avg SOFR + 2.00%), 6.86%, 05/25/43		1,021	1,030,423
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 8.36%, 05/25/43		590	624,576
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GCAT Trust(a)(b)
4.25%, 05/25/67	USD	147	$ 139,176
Series 2021-NQM3, Class B1, 3.47%, 05/25/66		100	73,506
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		73	65,537
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 5.20%, 03/25/35(a)(b)		143	130,997
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	551,322
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		84	83,083
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. Term SOFR + 0.45%), 5.19%, 11/25/36(a)		20	17,748
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.96%, 03/25/36(a)		742	557,786
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		353	251,584
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.25%, 12/25/66(a)		100	85,588
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,598
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		124	123,930
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.34%, 12/27/46(a)(b)		332	285,228
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B1, 7.46%, 09/25/68(a)(b)		536	534,110
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	389,335
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		85	82,633
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		101	101,144
RALI Trust(a)
Series 2005-QA6, Class NB21, 5.08%, 05/25/35		921	441,041
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 6.42%, 09/25/45		436	366,931
Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 5.17%, 04/25/37		147	134,741
Series 2007-QO2, Class A1, (1-mo. Term SOFR + 0.26%), 5.00%, 02/25/47		379	118,870
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44		100	100,000
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 5.21%, 03/25/35		28	26,714
Series 2005-R1, Class 1AF2, (1-mo. Term SOFR + 0.47%), 5.21%, 03/25/35		171	162,330
Series 2005-R2, Class 1AF1, (1-mo. Term SOFR + 0.45%), 5.19%, 06/25/35		15	14,481
Residential Asset Securitization Trust
Series 2006-A14CB, Class 1A2, 6.25%, 12/25/36		342	239,036
Series 2007-A9, Class A1, (1-mo. Term SOFR + 0.66%), 5.40%, 09/25/37(a)		1,088	311,866
RFMSI Trust, Series 2007-SA4, Class 3A1, 6.00%, 10/25/37(a)		228	138,047
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	140,390
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	100,339
Sequoia Mortgage Trust(a)(b)
Series 2017-CH1, Class B3, 4.51%, 08/25/47		137	130,089
Schedule of Investments
29

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust(a)(b) (continued)
Series 2017-CH2, Class B3, 4.48%, 12/25/47	USD	134	$ 130,835
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	239,548
Series 2022-2, Class B1, 5.30%, 08/25/62		50	46,721
Series 2022-2, Class M1, 5.30%, 08/25/62		205	199,061
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	99,437
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(b)		175	176,896
Verus Securitization Trust(a)(b)
Series 2021-3, Class B1, 3.20%, 06/25/66		214	154,706
Series 2023-3, Class B1, 4.07%, 02/25/67		100	76,825
Series 2023-INV1, Class M1, 7.54%, 02/25/68		120	121,179
Visio Trust, Series 2022-1, Class B1, 6.17%, 08/25/57(a)(b)		100	89,451
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1-mo. Term SOFR + 0.41%), 1.89%, 08/25/36(a)		1,014	344,310
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.89%, 08/25/46		69	62,417
Series 2007-HY3, Class 4A1, 5.16%, 03/25/37		11	10,074
Series 2007-HY4, Class 1A1, 3.82%, 04/25/37		373	326,501
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.81%, 06/25/47		89	73,453
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		161	124,628
Series 2005-AR1, Class A1A, (1-mo. Term SOFR + 0.63%), 5.37%, 12/25/35(a)		169	144,554
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		343	136,309
Series 2006-8, Class A4, 4.13%, 10/25/36		84	28,293
Series 2007-5, Class A6, 6.00%, 06/25/37		159	141,562
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.76%, 01/25/47(a)		199	163,424
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 6.31%, 04/25/47(a)		89	74,742
Series 2007-OC2, Class A3, (1-mo. Term SOFR + 0.73%), 5.47%, 06/25/37(a)		13	11,799
			72,870,462
Commercial Mortgage-Backed Securities — 3.2%
280 Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1-mo. Term SOFR + 1.38%), 6.20%, 09/15/34		283	271,965
Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 7.24%, 09/15/34		138	128,563
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	302,369
ACREC LLC, Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 7.03%, 02/19/38(a)(b)		150	150,651
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 6.47%, 05/17/41(a)(b)		370	370,106
ARES, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.44%), 6.29%, 10/15/34(a)(b)		270	269,662
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 6.50%, 07/15/41(a)(b)		370	370,462
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29		160	159,889
Series 2024-ATRM, Class E, 9.52%, 11/10/29		32	32,012
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 7.15%, 08/15/39(a)(b)	USD	120	$ 120,604
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	224,390
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	223,740
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	138,137
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		72	72,582
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		110	114,786
Series BN37, Class A4, 2.37%, 11/15/64		350	293,430
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	593,848
BDS LLC, Series 2024-FL13, Class A, (1-mo. Term SOFR + 1.58%), 6.34%, 09/19/39(a)(b)		100	99,752
BFLD Commercial Mortgage Trust(a)(b)(c)
Series 2024-UNIV, Class A, 11/15/29		70	69,825
Series 2024-UNIV, Class E, 11/15/29		47	46,882
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1-mo. Term SOFR + 1.89%), 6.69%, 07/15/41(a)(b)		173	173,000
BHMS, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.35%, 07/15/35(a)(b)		100	99,875
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-mo. Term SOFR + 1.34%), 6.15%, 03/15/41(a)(b)		386	385,518
BMO Mortgage Trust
5.86%, 02/15/57		30	30,918
Series 2023-C5, Class XA, 0.72%, 06/15/56(a)		347	17,060
Series 2024-5C6, Class A3, 5.32%, 09/15/57		10	10,089
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 8.19%, 06/15/41(a)(b)		39	38,513
BPR Trust, Series 2024-PMDW, Class A, 11/05/29(a)(b)(c)		20	20,000
BSST Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 5.67%, 04/15/36		254	251,754
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 8.72%, 04/15/36		29	27,794
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 9.82%, 04/15/36		29	27,748
BX Commercial Mortgage Trust(a)(b)
Series 2020-VKNG, Class A, (1-mo. Term SOFR + 1.04%), 5.85%, 10/15/37		153	152,201
Series 2020-VKNG, Class D, (1-mo. Term SOFR + 1.81%), 6.62%, 10/15/37		332	329,399
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	210,304
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 7.94%, 06/15/27		588	590,773
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 5.82%, 02/15/39		113	112,883
Series 2023-VLT3, Class A, (1-mo. Term SOFR + 1.94%), 6.74%, 11/15/28		200	199,000
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 6.57%, 12/09/40		299	299,738
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.39%, 12/09/40		258	258,100
Series 2024-AIR2, Class A, (1-mo. Term SOFR + 1.49%), 6.30%, 10/15/41		150	150,094
Series 2024-AIRC, Class A, (1-mo. Term SOFR + 1.69%), 6.50%, 08/15/39		294	294,459
Series 2024-BRBK, Class A, (1-mo. Term SOFR + 2.88%), 7.88%, 10/15/41		187	186,349
Series 2024-BRBK, Class B, (1-mo. Term SOFR + 3.93%), 8.93%, 10/15/41		43	42,836
30
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-BRBK, Class D, (1-mo. Term SOFR + 5.97%), 10.97%, 10/15/41	USD	10	$ 9,964
Series 2024-KING, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 05/15/34		100	100,000
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 6.45%, 05/15/41		293	293,521
Series 2024-MF, Class A, (1-mo. Term SOFR + 1.44%), 6.25%, 02/15/39		342	341,679
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 8.54%, 02/15/39		89	88,469
Series 2024-PURE, Class A, 6.02%, 11/15/29	CAD	27	19,392
Series 2024-XL4, Class A, (1-mo. Term SOFR + 1.44%), 6.25%, 02/15/39	USD	472	473,447
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 7.94%, 02/15/39		165	165,448
Series 2024-XL4, Class E, (1-mo. Term SOFR + 4.19%), 8.99%, 02/15/39		107	104,628
BX Trust(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41		37	33,588
Series 2021, Class F, (1-mo. Term SOFR + 4.04%), 8.85%, 06/15/36(a)		21	19,290
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 5.82%, 10/15/36(a)		45	44,705
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 6.56%, 10/15/36(a)		410	406,669
Series 2021-LBA, Class AV, (1-mo. Term SOFR + 0.91%), 5.72%, 02/15/36(a)		198	196,652
Series 2021-MFM1, Class A, (1-mo. Term SOFR + 0.81%), 5.62%, 01/15/34(a)		378	376,535
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 6.30%, 04/15/37(a)		101	100,738
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 5.79%, 01/15/39(a)		450	448,312
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 7.49%, 05/15/38(a)		371	373,782
Series 2023-DELC, Class D, (1-mo. Term SOFR + 4.39%), 9.19%, 05/15/38(a)		262	264,292
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 6.25%, 04/15/41(a)		102	101,875
Series 2024-CNYN, Class D, (1-mo. Term SOFR + 2.69%), 7.49%, 04/15/41(a)		99	99,061
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 8.49%, 04/15/41(a)		99	98,298
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 06/15/37(a)		381	381,000
Series 2024-PAT, Class A, (1-mo. Term SOFR + 2.09%), 6.89%, 03/15/41(a)		60	60,187
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 9.24%, 03/15/41(a)		122	121,620
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 10.19%, 03/15/41(a)		56	55,639
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 6.30%, 07/15/29(a)		386	386,241
Series 2024-VLT4, Class E, (1-mo. Term SOFR + 2.89%), 7.69%, 07/15/29(a)		60	60,094
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 8.74%, 07/15/29(a)		150	149,927
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 6.70%, 07/15/41(a)(b)		140	140,087
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class A, (1-mo. Term SOFR + 1.37%), 6.17%, 12/15/37(a)(b)	USD	100	$ 100,000
CENT Trust, Series 2023-CITY, Class A, (1-mo. Term SOFR + 2.62%), 7.42%, 09/15/38(a)(b)		474	476,369
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	543,091
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	296,374
Citigroup Commercial Mortgage Trust, Series 2015- GC27, Class AS, 3.57%, 02/10/48		75	74,710
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	455,225
Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 6.63%, 06/15/41(a)(b)		170	169,416
Series 2024-WCL1, Class B, (1-mo. Term SOFR + 2.59%), 7.38%, 06/15/41(a)(b)		50	49,813
Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 9.29%, 06/15/41(a)(b)		66	65,812
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 6.45%, 08/15/41		70	70,000
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 8.69%, 08/15/41		200	199,750
CSAIL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/29(a)(b)		170	164,603
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		570	547,881
DBGS, Series 2024-SBL, Class A, (1-mo. Term SOFR + 1.88%), 6.69%, 08/15/34(a)(b)		160	160,199
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,038
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		10	10,056
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1-mo. Term SOFR + 1.50%), 6.30%, 03/15/34		72	72,000
Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 8.80%, 03/15/34		204	204,531
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		75	75,784
Series 2024-ELM, Class A15, 5.80%, 06/10/39		75	75,784
Series 2024-ELM, Class E10, 7.79%, 06/10/39		95	95,789
Series 2024-ELM, Class XP10, 0.23%, 06/10/39		1,000	3,568
Series 2024-ELM, Class XP15, 1.56%, 06/10/39		1,005	23,773
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	350,372
Extended Stay America Trust, Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 8.62%, 07/15/38(a)(b)		641	643,265
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		37	36,343
FS Rialto, Series 2024-FL9, Class A, (1-mo. Term SOFR + 1.63%), 6.48%, 10/19/39(a)(b)		100	99,750
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 03/15/39(a)(b)		100	100,000
GS Mortgage Securities Corp. Trust(a)(b)
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.00%, 08/15/39		570	570,178
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 7.59%, 03/15/28		510	512,550
Series 2023-SHIP, Class A, 4.32%, 09/10/38		405	398,830
Schedule of Investments
31

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust(a)(b) (continued)
Series 2023-SHIP, Class C, 5.51%, 09/10/38	USD	530	$ 524,513
Series 2023-SHIP, Class E, 7.43%, 09/10/38		132	132,099
Series 2024-RVR, Class E, 7.47%, 08/10/41		37	36,235
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(a)		56	54,242
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	286,627
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	170,311
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 6.50%, 05/15/41(a)(b)		197	197,185
HIH Trust(a)(b)
Series 2024-2061, Class A, (1-mo. Term SOFR + 1.84%), 6.79%, 10/15/41		70	69,913
Series 2024-2061, Class D, (1-mo. Term SOFR + 3.64%), 8.59%, 10/15/41		30	29,953
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 05/15/37		100	99,937
Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 7.99%, 05/15/37		100	99,002
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. Term SOFR + 1.64%), 6.45%, 06/15/41(a)(b)		37	36,942
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 6.07%, 10/15/36(a)(b)		100	97,005
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	102,235
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	128,061
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 7.62%, 04/15/38(a)(b)		10	9,938
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	36,916
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 6.41%, 06/15/39		119	119,005
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 7.99%, 06/15/39		88	88,103
KSL Commercial Mortgage Trust(a)(b)
Series 2023-HT, Class A, (1-mo. Term SOFR + 2.29%), 7.09%, 12/15/36		98	98,074
Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.09%, 12/15/36		547	547,252
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1-mo. Term SOFR + 1.44%), 6.25%, 10/15/41		60	59,944
Series 2024-7IND, Class D, (1-mo. Term SOFR + 2.64%), 7.45%, 10/15/41		17	16,984
Series 2024-BOLT, Class A, (1-mo. Term SOFR + 1.59%), 6.40%, 06/15/26		360	360,112
Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 9.24%, 06/15/26		16	15,955
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 5.25%, 06/25/37(a)(b)		45	44,252
MCR Mortgage Trust(b)
Series 2024-HTL, Class C, (1-mo. Term SOFR + 3.11%), 7.91%, 02/15/37(a)		86	86,542
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,675
Series 2024-TWA, Class E, 8.73%, 06/12/39		60	60,459
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	5,933
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 5.72%, 04/15/38(a)(b)	USD	221	$ 220,316
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 7.67%, 07/15/38(a)(b)		250	247,500
MIC Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		31	33,554
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	292,007
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	7,522
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		70	67,272
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,113	70,520
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 6.21%, 03/15/39(a)(b)		100	99,438
NYC Trust, Series 2024-3ELV, Class A, (1-mo. Term SOFR + 1.99%), 6.79%, 08/15/29(a)(b)		172	173,026
One New York Plaza Trust, Series 2020-1NYP, Class A, (1-mo. Term SOFR + 1.06%), 5.87%, 01/15/36(a)(b)		112	106,400
Open Trust, Series 2023-AIR, Class A, (1-mo. Term SOFR + 3.09%), 7.89%, 10/15/28(a)(b)		369	372,819
ORL Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.35%), 7.15%, 10/19/36(a)(b)		582	583,271
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 6.69%, 06/15/39(a)(b)		38	37,953
ROCK Trust(b)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		186	185,226
Series 2024-CNTR, Class E, 8.82%, 11/13/41		100	101,788
SELF Commercial Mortgage Trust(a)(b)(c)
Series 2024-STRG, Class A, 11/15/34		70	69,825
Series 2024-STRG, Class E, 11/15/34		100	99,750
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	20,863
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1-mo. Term SOFR + 1.95%), 6.75%, 10/15/41		191	191,238
Series 2024-LXRY, Class D, (1-mo. Term SOFR + 3.60%), 8.40%, 10/15/41		100	100,334
Series 2024-LXRY, Class E, (1-mo. Term SOFR + 4.45%), 9.25%, 10/15/41		100	100,312
SREIT Trust, Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 5.65%, 11/15/38(a)(b)		143	142,924
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 6.99%, 05/15/37(a)(b)		174	174,760
TTAN, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.96%), 5.77%, 03/15/38(a)(b)		593	591,865
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		376	389,089
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	540,217
VEGAS Trust, Series 2024-TI, Class A, 11/10/39(b)(c)		90	90,000
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		532	489,606
Series 2022-3, Class A, 5.22%, 06/25/52		163	156,382
Series 2023-2, Class M1, 7.03%, 05/25/53		128	128,066
Series 2024-1, Class A, 6.55%, 01/25/54		117	117,966
Series 2024-5, Class A, 5.49%, 10/25/54		106	104,642
Wells Fargo Commercial Mortgage Trust
0.09%, 07/15/43(a)(b)		1,390	13,231
Series 2015-C26, Class AS, 3.58%, 02/15/48		130	129,058
32
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2017-C40, Class A4, 3.58%, 10/15/50	USD	200	$ 192,215
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,134
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		154	153,652
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	176,771
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	111,182
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	49,880
WFRBS Commercial Mortgage Trust, Series 2014- C25, Class A5, 3.63%, 11/15/47		139	138,246
			30,987,278
Interest Only Collateralized Mortgage Obligations(a) — 0.1%
JP Morgan Alternative Loan Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,379	243,523
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1-mo. Term SOFR + 6.34%), 1.60%, 09/25/37		1,089	118,921
			362,444
Total Non-Agency Mortgage-Backed Securities — 10.9% (Cost: $103,414,413)			104,220,184
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45(a)		20	19,876

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co.(l)	750	40,298
		40,298
Total Preferred Securities — 0.0% (Cost: $56,930)		60,174

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	USD	150	123,727
Freddie Mac, Series 2024-P015, Class A1, 4.31%, 11/25/32(a)		44	42,199
Freddie Mac Multifamily Structured Pass Through Certificates, 5.03%, 10/25/31		33	33,295
Ginnie Mae
Series 2023-119, 2.25%, 04/16/65		40	31,716
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	21,125
			252,062
Mortgage-Backed Securities — 36.4%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	126,583
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		161	152,951
3.50%, 04/01/48		63	57,223
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(m)
4.00%, 11/20/40 - 11/15/54	USD	3,571	$ 3,326,153
3.50%, 09/20/46 - 11/20/54		5,795	5,249,651
4.50%, 02/20/49 - 11/20/54		3,337	3,190,756
3.00%, 06/20/50 - 11/20/54		7,013	6,149,182
2.00%, 01/20/51 - 11/20/54		11,967	9,760,709
2.50%, 10/20/51 - 11/15/54		10,639	9,015,504
5.50%, 02/20/53 - 12/15/54		5,175	5,145,263
6.50%, 06/20/54 - 11/15/54		3,889	3,951,235
6.00%, 07/20/54 - 11/15/54		6,641	6,691,685
5.00%, 11/15/54		5,481	5,353,354
Uniform Mortgage-Backed Securities
3.00%, 07/01/31 - 11/14/54(m)		24,715	21,537,962
3.50%, 05/01/33 - 11/14/54(m)		16,016	14,443,957
2.50%, 01/01/35 - 11/14/54(m)		41,090	34,543,328
2.00%, 05/01/36 - 11/14/54(m)		61,292	49,864,886
1.50%, 09/01/36 - 10/01/51(m)		5,416	4,380,461
4.00%, 11/15/39 - 11/14/54(m)		14,112	13,121,630
4.50%, 11/15/39 - 11/14/54(m)		18,059	17,191,991
5.50%, 09/01/48 - 11/15/54(m)		32,211	31,927,964
5.00%, 06/01/52 - 11/14/54(m)		36,641	35,615,196
6.00%, 10/01/52 - 12/15/54(m)		60,072	60,471,394
6.50%, 08/01/53 - 11/15/54(m)		7,849	8,040,722
7.50%, 12/01/53 - 01/01/54		112	118,964
			349,428,704
Total U.S. Government Sponsored Agency Securities — 36.4% (Cost: $353,180,706)			349,680,766
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 02/15/44		2,318	2,333,614
1.13%, 05/15/40 - 08/15/40		5,228	3,248,246
4.38%, 05/15/40 - 08/15/43		5,238	5,128,606
1.88%, 02/15/41 - 11/15/51(e)		3,427	2,188,323
4.75%, 02/15/41 - 11/15/43		5,113	5,267,365
3.13%, 11/15/41 - 05/15/48		6,595	5,292,251
2.38%, 02/15/42 - 05/15/51		1,089	761,509
3.00%, 05/15/42 - 08/15/52(e)		13,397	10,352,359
4.00%, 11/15/42 - 11/15/52		3,900	3,623,156
3.88%, 02/15/43		928	848,485
2.88%, 05/15/43 - 05/15/52		3,930	2,960,481
3.63%, 08/15/43 - 05/15/53		1,025	894,124
3.75%, 11/15/43		4,723	4,211,606
3.38%, 05/15/44 - 11/15/48		1,900	1,595,141
2.25%, 08/15/49		1,269	827,558
1.63%, 11/15/50		883	487,754
4.13%, 08/15/53		6,300	5,920,313
4.25%, 08/15/54		266	255,983
U.S. Treasury Notes
0.00%, 04/30/25		266	264,737
3.88%, 04/30/25 - 08/15/33		18,915	18,652,387
4.00%, 12/15/25 - 02/15/34		11,245	11,168,238
4.25%, 12/31/25 - 06/30/31		1,189	1,189,248
0.50%, 02/28/26 - 05/31/27		5,480	5,030,012
4.63%, 03/15/26 - 05/31/31		26,321	26,548,418
4.50%, 03/31/26 - 11/15/33		3,679	3,720,711
3.75%, 04/15/26 - 05/31/30		2,075	2,043,280
4.88%, 04/30/26 - 10/31/30		21,794	22,373,103
4.13%, 06/15/26 - 11/15/32		6,080	6,057,267
0.63%, 07/31/26 - 08/15/30		1,884	1,696,548
1.63%, 11/30/26 - 05/15/31		4,797	4,337,698
2.63%, 05/31/27		3,267	3,147,584
Schedule of Investments
33

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.38%, 07/15/27 - 11/30/30	USD	12	$ 12,081
3.38%, 09/15/27 - 05/15/33		637	598,796
0.38%, 09/30/27		1,130	1,014,175
1.25%, 03/31/28 - 08/15/31		11,608	10,104,068
3.63%, 03/31/28 - 03/31/30		11,449	11,254,535
2.88%, 08/15/28 - 05/15/32		22,750	21,618,158
1.13%, 08/31/28		535	477,947
1.38%, 12/31/28		5,228	4,675,728
2.38%, 03/31/29		401	372,426
3.13%, 08/31/29		4,808	4,589,857
3.50%, 04/30/30		22	21,459
Total U.S. Treasury Obligations — 22.6% (Cost: $214,109,338)			217,165,335
Total Long-Term Investments — 107.7% (Cost: $1,028,347,324)			1,034,536,151
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt Treasury Bills(n)
Series 364D, 31.20%, 12/10/24	EGP	1,600	31,740
Series 364D, 25.98%, 02/18/25		1,200	22,558
Series 364D, 30.25%, 03/18/25		1,850	34,061
Mexico Cetes, Series BI, 11.23%, 11/28/24(n)	MXN	304	150,780
			239,139

	Shares
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(o)(p)(q)	10,494,320	10,501,666
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(o)(p)	131,729,503	131,729,503
		142,231,169

		Par (000)
U.S. Treasury Obligations — 0.8%
U.S. Treasury Notes
4.98%, 04/15/25	USD	2,270	2,252,227
5.17%, 04/30/25		1,317	1,290,494
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.06%, 06/15/25	USD	2,030	$ 2,011,643
5.13%, 07/31/25		1,579	1,531,942
7,086,306
Total Short-Term Securities — 15.6% (Cost: $149,511,731)			149,556,614
Options Purchased — 0.0% (Cost: $432,145)			408,060
Total Investments Before Investments Sold Short, TBA Sale Commitments and Options Written — 123.3% (Cost: $1,178,291,200)			1,184,500,825
Investments Sold Short
U.S. Treasury Obligations — (0.0)%
U.S. Treasury Notes, 3.88%, 08/15/34		(134)	(126,568)
Total Investments Sold Short — (0.0)% (Proceeds: $(129,593))			(126,568)
TBA Sale Commitments(m)
Mortgage-Backed Securities — (6.7)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 11/20/54		(47)	(38,319)
2.50%, 11/15/54		(39)	(33,034)
3.00%, 11/20/54		(37)	(32,439)
5.50%, 11/15/54		(1,038)	(1,032,199)
6.00%, 11/15/54		(1,433)	(1,443,417)
6.50%, 11/15/54		(62)	(62,988)
Uniform Mortgage-Backed Securities
2.00%, 11/18/39 - 11/14/54		(139)	(114,959)
2.50%, 11/18/39 - 11/14/54		(92)	(77,470)
3.00%, 11/18/39 - 11/14/54		(264)	(228,054)
3.50%, 11/18/39 - 11/14/54		(61)	(55,232)
4.00%, 11/15/39 - 11/14/54		(265)	(244,902)
4.50%, 11/15/39 - 11/14/54		(9,468)	(8,987,969)
5.00%, 11/14/54 - 12/12/54		(35,297)	(34,294,500)
5.50%, 11/15/54		(6)	(5,943)
6.00%, 11/15/54		(16,088)	(16,190,557)
6.50%, 11/15/54		(1,726)	(1,761,771)
Total TBA Sale Commitments — (6.7)% (Proceeds: $(65,241,663))			(64,603,753)
Options Written — (0.0)% (Premiums Received: $(138,838))			(203,967)
Total Investments, Net of Investments Sold Short, TBA Sale Commitments and Options Written — 116.6% (Cost: $1,112,781,106)			1,119,566,537
Liabilities in Excess of Other Assets — (16.6)%			(159,191,495)
Net Assets — 100.0%			$ 960,375,042
34
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $256,412, representing less than 0.05% of its net assets as of period end, and an original cost of $255,458.

(l)	Convertible security.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,160,500	$ 7,336,715 (a)	$ —	$ 2,056	$ 2,395	$ 10,501,666	10,494,320	$ 34,094 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	64,574,018	67,155,485 (a)	—	—	—	131,729,503	131,729,503	4,768,073	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	8,872,110	(8,852,769)	(19,341)	—	—	—	10,224	—
				$ (17,285)	$ 2,395	$ 142,231,169		$ 4,812,391	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	274	12/06/24	$ 39,282	$ (383,552)
10-Year Australian Treasury Bonds	86	12/16/24	6,330	(137,382)
10-Year U.S. Treasury Note	22	12/19/24	2,430	(19,958)
10-Year U.S. Ultra Long Treasury Note	91	12/19/24	10,353	(125,609)
U.S. Long Bond	61	12/19/24	7,198	(365,683)
Ultra U.S. Treasury Bond	29	12/19/24	3,640	(87,085)
Long Gilt	303	12/27/24	36,742	(1,706,687)
2-Year U.S. Treasury Note	408	12/31/24	84,032	(978,042)
5-Year U.S. Treasury Note	459	12/31/24	49,231	(1,035,251)
				(4,839,249)
Short Contracts
30-Year Euro Buxl Bond	13	12/06/24	1,872	50,112
10-Year Canadian Bond	304	12/18/24	26,635	424,677
10-Year U.S. Treasury Note	496	12/19/24	54,793	471,081
Schedule of Investments
35

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	56	12/19/24	$ 6,371	$ 234,777
Ultra U.S. Treasury Bond	18	12/19/24	2,259	177,262
5-Year U.S. Treasury Note	195	12/31/24	20,915	586,078
				1,943,987
				$ (2,895,262)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,193	BRL	226,455	Bank of America N.A.	11/04/24	$ 20
USD	19,399	BRL	112,086	Barclays Bank PLC	11/04/24	10
USD	29,462	BRL	170,231	Barclays Bank PLC	11/04/24	15
USD	30,000	BRL	171,898	Barclays Bank PLC	11/04/24	265
USD	30,000	BRL	170,820	Barclays Bank PLC	11/04/24	451
USD	31,000	BRL	168,936	Barclays Bank PLC	11/04/24	1,777
USD	44,056	BRL	254,548	Barclays Bank PLC	11/04/24	23
USD	9,878	BRL	57,076	Goldman Sachs International	11/04/24	5
USD	10,000	BRL	57,531	Goldman Sachs International	11/04/24	48
USD	20,000	BRL	112,829	Goldman Sachs International	11/04/24	482
USD	29,116	BRL	168,230	Goldman Sachs International	11/04/24	15
USD	47,710	BRL	274,479	Goldman Sachs International	11/04/24	230
USD	47,953	BRL	277,069	Goldman Sachs International	11/04/24	25
USD	61,000	BRL	334,951	Morgan Stanley & Co. International PLC	11/04/24	3,059
GBP	144,000	USD	185,289	BNP Paribas SA	11/05/24	392
TRY	278,328	USD	8,000	Bank of America N.A.	11/12/24	68
TRY	1,127,709	USD	31,000	UBS AG	11/12/24	1,688
USD	86,092	COP	366,764,720	Morgan Stanley & Co. International PLC	11/15/24	3,326
USD	174,259	COP	742,368,450	Morgan Stanley & Co. International PLC	11/15/24	6,732
TRY	1,254,780	USD	36,000	Bank of America N.A.	11/18/24	126
TRY	1,021,071	USD	28,000	BNP Paribas SA	11/18/24	1,398
TRY	1,623,000	USD	44,661	UBS AG	11/20/24	1,962
CHF	40,105	USD	46,500	Barclays Bank PLC	11/26/24	53
EUR	67,040	GBP	55,901	Barclays Bank PLC	11/26/24	909
EUR	20,780	PLN	89,659	Morgan Stanley & Co. International PLC	11/26/24	239
EUR	28,000	USD	30,259	Barclays Bank PLC	11/26/24	225
EUR	39,560	USD	43,031	Barclays Bank PLC	11/26/24	40
EUR	45,000	USD	48,992	Goldman Sachs International	11/26/24	1
JPY	3,077,938	USD	20,200	Barclays Bank PLC	11/26/24	112
JPY	4,559,800	USD	30,000	Barclays Bank PLC	11/26/24	92
MXN	201,705	USD	10,000	Morgan Stanley & Co. International PLC	11/26/24	42
TRY	1,131,912	USD	31,840	Barclays Bank PLC	11/26/24	459
TWD	958,590	USD	30,000	BNP Paribas SA	11/26/24	68
USD	51,000	CAD	70,435	Barclays Bank PLC	11/26/24	374
USD	10,000	COP	43,826,800	Citibank N.A.	11/26/24	126
USD	50,590	COP	218,280,673	Morgan Stanley & Co. International PLC	11/26/24	1,413
USD	79,490	EUR	73,000	Bank of America N.A.	11/26/24	13
USD	29,856	GBP	23,000	Barclays Bank PLC	11/26/24	200
USD	11,500	KRW	15,712,090	UBS AG	11/26/24	66
USD	70,000	MXN	1,399,724	Morgan Stanley & Co. International PLC	11/26/24	315
USD	407,690	PLN	1,617,105	Morgan Stanley & Co. International PLC	11/26/24	3,952
USD	37,410	SEK	393,379	Bank of America N.A.	11/26/24	449
USD	50,000	THB	1,653,335	Barclays Bank PLC	11/26/24	936
USD	61,092	COP	257,648,960	Barclays Bank PLC	11/27/24	3,054
USD	178,511	CZK	4,018,331	Morgan Stanley & Co. International PLC	11/27/24	5,814
USD	205,010	MXN	4,085,147	Goldman Sachs International	11/27/24	1,667
USD	46,612	PEN	175,514	Citibank N.A.	11/27/24	114
36
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,000	BRL	57,811	Barclays Bank PLC	12/03/24	$ 35
TRY	157,800	USD	4,049	Barclays Bank PLC	12/04/24	414
TRY	317,178	USD	7,814	Barclays Bank PLC	12/04/24	1,157
TRY	156,222	USD	4,071	Goldman Sachs International	12/04/24	347
TRY	157,800	USD	4,035	Goldman Sachs International	12/04/24	428
TRY	315,600	USD	8,108	Goldman Sachs International	12/04/24	818
TRY	473,400	USD	12,152	Goldman Sachs International	12/04/24	1,236
TRY	946,000	USD	22,117	BNP Paribas SA	12/06/24	4,587
CAD	8,650	USD	6,218	Toronto-Dominion Bank	12/18/24	4
CAD	10,170	USD	7,309	Toronto-Dominion Bank	12/18/24	7
CAD	72,660	USD	52,235	Toronto-Dominion Bank	12/18/24	32
CAD	85,428	USD	61,392	Toronto-Dominion Bank	12/18/24	60
CHF	120,000	USD	139,260	Royal Bank of Canada	12/18/24	384
CZK	1,950,000	USD	83,809	Barclays Bank PLC	12/18/24	56
EUR	440,000	USD	477,610	Bank of America N.A.	12/18/24	1,894
EUR	720,000	USD	783,324	Bank of America N.A.	12/18/24	1,320
EUR	160,000	USD	173,200	Barclays Bank PLC	12/18/24	1,166
EUR	260,000	USD	282,707	Barclays Bank PLC	12/18/24	636
EUR	275,000	USD	298,296	Barclays Bank PLC	12/18/24	1,394
EUR	275,000	USD	298,113	Barclays Bank PLC	12/18/24	1,577
EUR	280,000	USD	302,786	Barclays Bank PLC	12/18/24	2,353
EUR	440,000	USD	477,237	Barclays Bank PLC	12/18/24	2,267
EUR	1,130,000	USD	1,225,034	Barclays Bank PLC	12/18/24	6,421
EUR	540,000	USD	585,374	Royal Bank of Canada	12/18/24	3,109
INR	2,400,000	USD	28,485	Barclays Bank PLC	12/18/24	9
INR	2,700,000	USD	32,030	Barclays Bank PLC	12/18/24	26
INR	2,000,000	USD	23,726	Goldman Sachs International	12/18/24	20
INR	19,500,000	USD	231,325	Morgan Stanley & Co. International PLC	12/18/24	196
KRW	110,000,000	USD	80,044	Bank of America N.A.	12/18/24	99
KRW	105,000,000	USD	76,076	Goldman Sachs International	12/18/24	424
KRW	45,000,000	USD	32,473	Morgan Stanley & Co. International PLC	12/18/24	312
MXN	700,000	USD	34,652	Goldman Sachs International	12/18/24	69
MXN	1,400,000	USD	69,062	Morgan Stanley & Co. International PLC	12/18/24	379
MXN	1,400,000	USD	68,826	Morgan Stanley & Co. International PLC	12/18/24	615
MXN	2,000,000	USD	99,081	Morgan Stanley & Co. International PLC	12/18/24	121
NOK	500,000	USD	45,402	Goldman Sachs International	12/18/24	61
NZD	170,000	USD	101,388	Morgan Stanley & Co. International PLC	12/18/24	262
PLN	2,100,000	USD	521,170	BNP Paribas SA	12/18/24	2,707
PLN	300,000	USD	74,573	Morgan Stanley & Co. International PLC	12/18/24	267
SGD	450,000	USD	341,229	Morgan Stanley & Co. International PLC	12/18/24	225
USD	141,084	AUD	210,000	Bank of America N.A.	12/18/24	2,824
USD	370,310	AUD	550,000	Bank of America N.A.	12/18/24	8,200
USD	133,211	AUD	200,000	Barclays Bank PLC	12/18/24	1,535
USD	1,441,716	AUD	2,160,000	Citibank N.A.	12/18/24	19,609
USD	53,265	AUD	80,000	Goldman Sachs International	12/18/24	594
USD	33,966	AUD	50,000	Morgan Stanley & Co. International PLC	12/18/24	1,047
USD	40,583	AUD	60,000	Toronto-Dominion Bank	12/18/24	1,080
USD	54,619	AUD	80,000	Toronto-Dominion Bank	12/18/24	1,948
USD	390,199	AUD	590,000	UBS AG	12/18/24	1,753
USD	68,146	BRL	390,000	Bank of America N.A.	12/18/24	1,023
USD	71,156	BRL	410,000	Bank of America N.A.	12/18/24	591
USD	106,304	BRL	610,000	Bank of America N.A.	12/18/24	1,316
USD	280,268	BRL	1,610,000	Barclays Bank PLC	12/18/24	3,169
USD	3,817,552	BRL	21,816,162	Barclays Bank PLC	12/18/24	62,749
USD	760,602	BRL	4,200,000	Citibank N.A.	12/18/24	37,736
USD	59,756	BRL	340,000	Goldman Sachs International	12/18/24	1,238
USD	62,883	BRL	360,000	Goldman Sachs International	12/18/24	923
USD	70,337	BRL	400,000	Goldman Sachs International	12/18/24	1,493
USD	82,172	BRL	470,000	Goldman Sachs International	12/18/24	1,280
USD	106,532	BRL	610,000	Goldman Sachs International	12/18/24	1,544
USD	124,678	BRL	710,000	Goldman Sachs International	12/18/24	2,479
USD	341,621	CAD	470,000	Bank of America N.A.	12/18/24	3,530
Schedule of Investments
37

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	346,951	CAD	470,000	Bank of America N.A.	12/18/24	$ 8,859
USD	518,772	CAD	700,000	Bank of America N.A.	12/18/24	15,231
USD	731,391	CAD	990,000	Bank of America N.A.	12/18/24	19,241
USD	376,898	CAD	510,000	Barclays Bank PLC	12/18/24	10,033
USD	324,850	CAD	440,000	Citibank N.A.	12/18/24	8,339
USD	22,158	CAD	30,000	Goldman Sachs International	12/18/24	578
USD	51,724	CAD	70,000	Goldman Sachs International	12/18/24	1,370
USD	88,700	CAD	120,000	Morgan Stanley & Co. International PLC	12/18/24	2,378
USD	436,398	CAD	600,000	Morgan Stanley & Co. International PLC	12/18/24	4,791
USD	22,034	CAD	30,000	Toronto-Dominion Bank	12/18/24	453
USD	51,583	CAD	70,000	Toronto-Dominion Bank	12/18/24	1,229
USD	188,066	CAD	260,000	Toronto-Dominion Bank	12/18/24	1,037
USD	384,621	CAD	530,000	Toronto-Dominion Bank	12/18/24	3,368
USD	188,830	CAD	260,000	UBS AG	12/18/24	1,801
USD	2,095,025	CAD	2,835,000	UBS AG	12/18/24	55,684
USD	310,895	CHF	260,000	Bank of America N.A.	12/18/24	8,333
USD	94,609	CHF	80,000	Barclays Bank PLC	12/18/24	1,513
USD	142,976	CHF	120,000	Barclays Bank PLC	12/18/24	3,333
USD	238,541	CHF	200,000	Barclays Bank PLC	12/18/24	5,801
USD	119,719	CHF	100,000	Citibank N.A.	12/18/24	3,349
USD	47,693	CHF	40,000	Goldman Sachs International	12/18/24	1,145
USD	70,432	CHF	60,000	Goldman Sachs International	12/18/24	610
USD	71,432	CHF	60,000	Goldman Sachs International	12/18/24	1,610
USD	167,521	CHF	140,000	Goldman Sachs International	12/18/24	4,603
USD	35,350	CHF	30,000	Morgan Stanley & Co. International PLC	12/18/24	439
USD	118,967	CHF	100,000	Morgan Stanley & Co. International PLC	12/18/24	2,597
USD	23,768	CHF	20,000	Royal Bank of Canada	12/18/24	494
USD	23,495	CHF	20,000	Toronto-Dominion Bank	12/18/24	221
USD	23,940	CHF	20,000	Toronto-Dominion Bank	12/18/24	666
USD	71,294	CHF	60,000	Toronto-Dominion Bank	12/18/24	1,472
USD	16,705	CLP	15,665,000	Bank of America N.A.	12/18/24	416
USD	48,479	CLP	44,946,447	Bank of America N.A.	12/18/24	1,743
USD	52,268	CLP	49,335,000	Bank of America N.A.	12/18/24	969
USD	90,826	CLP	85,000,000	Barclays Bank PLC	12/18/24	2,442
USD	243,046	CLP	227,000,000	Barclays Bank PLC	12/18/24	7,010
USD	30,761	CLP	29,000,000	Goldman Sachs International	12/18/24	607
USD	34,577	CLP	32,000,000	Goldman Sachs International	12/18/24	1,304
USD	43,170	CLP	39,000,000	Goldman Sachs International	12/18/24	2,617
USD	52,884	CLP	49,053,553	Goldman Sachs International	12/18/24	1,878
USD	101,809	CLP	95,000,000	Goldman Sachs International	12/18/24	3,028
USD	346,383	CLP	324,000,000	Goldman Sachs International	12/18/24	9,487
USD	90,610	CLP	86,000,000	UBS AG	12/18/24	1,187
USD	67,400	COP	300,000,000	Bank of America N.A.	12/18/24	2
USD	206,553	COP	870,000,000	Bank of America N.A.	12/18/24	11,100
USD	71,884	COP	300,000,000	BNP Paribas SA	12/18/24	4,486
USD	51,970	COP	220,000,000	Citibank N.A.	12/18/24	2,545
USD	41,786	COP	180,000,000	Goldman Sachs International	12/18/24	1,347
USD	42,880	COP	180,000,000	Goldman Sachs International	12/18/24	2,442
USD	48,822	COP	210,000,000	Goldman Sachs International	12/18/24	1,644
USD	49,253	COP	210,000,000	Goldman Sachs International	12/18/24	2,075
USD	81,993	COP	350,000,000	Goldman Sachs International	12/18/24	3,363
USD	88,010	COP	370,000,000	Goldman Sachs International	12/18/24	4,887
USD	99,693	COP	430,000,000	Goldman Sachs International	12/18/24	3,090
USD	100,851	COP	430,000,000	Goldman Sachs International	12/18/24	4,248
USD	101,552	COP	440,000,000	Goldman Sachs International	12/18/24	2,702
USD	157,462	COP	690,000,000	Goldman Sachs International	12/18/24	2,448
USD	89,041	CZK	2,000,000	Goldman Sachs International	12/18/24	3,026
USD	109,857	CZK	2,500,000	Morgan Stanley & Co. International PLC	12/18/24	2,338
USD	250,171	CZK	5,670,000	Morgan Stanley & Co. International PLC	12/18/24	6,318
USD	75,613	CZK	1,700,000	Toronto-Dominion Bank	12/18/24	2,500
USD	276,949	EUR	250,000	Barclays Bank PLC	12/18/24	4,504
USD	376,276	EUR	340,000	Barclays Bank PLC	12/18/24	5,750
38
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	555,211	EUR	500,000	Barclays Bank PLC	12/18/24	$ 10,320
USD	54,884	EUR	50,000	BNP Paribas SA	12/18/24	394
USD	158,012	EUR	142,000	BNP Paribas SA	12/18/24	3,263
USD	280,660	EUR	250,000	BNP Paribas SA	12/18/24	8,214
USD	1,307,434	EUR	1,180,000	BNP Paribas SA	12/18/24	21,490
USD	66,337	EUR	60,000	Citibank N.A.	12/18/24	950
USD	186,223	EUR	170,000	Citibank N.A.	12/18/24	960
USD	190,020	EUR	170,000	Citibank N.A.	12/18/24	4,757
USD	440,901	EUR	400,000	Citibank N.A.	12/18/24	4,988
USD	4,803,185	EUR	4,335,000	Citibank N.A.	12/18/24	78,975
USD	77,141	EUR	70,000	Goldman Sachs International	12/18/24	856
USD	32,365	EUR	29,000	Morgan Stanley & Co. International PLC	12/18/24	762
USD	78,371	EUR	70,000	Morgan Stanley & Co. International PLC	12/18/24	2,086
USD	89,678	EUR	80,000	Morgan Stanley & Co. International PLC	12/18/24	2,496
USD	100,292	EUR	90,000	Royal Bank of Canada	12/18/24	2,212
USD	10,967	EUR	10,000	Toronto-Dominion Bank	12/18/24	69
USD	43,963	EUR	40,000	Toronto-Dominion Bank	12/18/24	371
USD	44,677	EUR	40,000	Toronto-Dominion Bank	12/18/24	1,086
USD	100,566	EUR	90,000	Toronto-Dominion Bank	12/18/24	2,485
USD	1,882,380	EUR	1,686,000	Toronto-Dominion Bank	12/18/24	45,005
USD	2,900,239	EUR	2,621,400	Toronto-Dominion Bank	12/18/24	43,481
USD	98,834	EUR	89,000	UBS AG	12/18/24	1,844
USD	148,488	EUR	133,000	UBS AG	12/18/24	3,547
USD	241,806	EUR	220,000	UBS AG	12/18/24	2,054
USD	726,175	GBP	550,000	Bank of America N.A.	12/18/24	17,037
USD	890,153	GBP	670,000	Bank of America N.A.	12/18/24	26,294
USD	1,200,896	GBP	920,000	Bank of America N.A.	12/18/24	14,701
USD	2,675	GBP	2,000	Barclays Bank PLC	12/18/24	96
USD	26,584	GBP	20,000	Barclays Bank PLC	12/18/24	798
USD	60,436	GBP	46,000	Barclays Bank PLC	12/18/24	1,126
USD	106,950	GBP	80,000	Barclays Bank PLC	12/18/24	3,803
USD	129,804	GBP	100,000	Barclays Bank PLC	12/18/24	870
USD	347,632	GBP	260,000	Barclays Bank PLC	12/18/24	12,403
USD	356,705	GBP	270,000	Barclays Bank PLC	12/18/24	8,582
USD	393,984	GBP	300,000	Barclays Bank PLC	12/18/24	7,182
USD	552,844	GBP	420,000	Barclays Bank PLC	12/18/24	11,320
USD	653,577	GBP	490,000	Barclays Bank PLC	12/18/24	21,799
USD	870,889	GBP	650,000	Barclays Bank PLC	12/18/24	32,817
USD	513,148	GBP	390,000	Citibank N.A.	12/18/24	10,304
USD	2,246,657	GBP	1,720,000	Citibank N.A.	12/18/24	28,989
USD	26,191	GBP	20,000	Goldman Sachs International	12/18/24	405
USD	194,468	GBP	149,000	Morgan Stanley & Co. International PLC	12/18/24	2,356
USD	7,846	GBP	6,000	Toronto-Dominion Bank	12/18/24	110
USD	66,430	GBP	50,000	Toronto-Dominion Bank	12/18/24	1,963
USD	104,537	GBP	80,000	Toronto-Dominion Bank	12/18/24	1,390
USD	232,254	GBP	179,300	Toronto-Dominion Bank	12/18/24	1,075
USD	488,906	GBP	370,000	Toronto-Dominion Bank	12/18/24	11,849
USD	736,791	GBP	550,000	Toronto-Dominion Bank	12/18/24	27,652
USD	25,915	GBP	20,000	UBS AG	12/18/24	128
USD	198,973	GBP	152,000	UBS AG	12/18/24	2,993
USD	202,488	HUF	74,000,000	Citibank N.A.	12/18/24	5,741
USD	229,305	HUF	86,000,000	Citibank N.A.	12/18/24	653
USD	290,720	HUF	109,000,000	Citibank N.A.	12/18/24	917
USD	102,561	HUF	37,000,000	Goldman Sachs International	12/18/24	4,188
USD	49,796	HUF	18,000,000	Morgan Stanley & Co. International PLC	12/18/24	1,939
USD	73,466	HUF	27,000,000	Morgan Stanley & Co. International PLC	12/18/24	1,680
USD	118,089	HUF	42,000,000	Morgan Stanley & Co. International PLC	12/18/24	6,421
USD	51,239	HUF	19,000,000	UBS AG	12/18/24	723
USD	133,853	HUF	49,000,000	UBS AG	12/18/24	3,575
USD	168,958	IDR	2,630,000,000	Bank of America N.A.	12/18/24	1,786
USD	60,238	IDR	940,000,000	Barclays Bank PLC	12/18/24	489
USD	157,088	IDR	2,440,000,000	Barclays Bank PLC	12/18/24	1,993
Schedule of Investments
39

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,407	IDR	640,000,000	BNP Paribas SA	12/18/24	$ 727
USD	63,128	IDR	970,000,000	Citibank N.A.	12/18/24	1,471
USD	107,612	IDR	1,690,000,000	Citibank N.A.	12/18/24	190
USD	249,824	IDR	3,900,000,000	Goldman Sachs International	12/18/24	1,927
USD	28,205	JPY	4,000,000	Bank of America N.A.	12/18/24	1,728
USD	43,374	JPY	6,000,000	Barclays Bank PLC	12/18/24	3,658
USD	70,902	JPY	10,000,000	Barclays Bank PLC	12/18/24	4,709
USD	42,042	JPY	6,000,000	Citibank N.A.	12/18/24	2,326
USD	324,501	JPY	49,000,000	Goldman Sachs International	12/18/24	154
USD	43,213	JPY	6,003,000	Morgan Stanley & Co. International PLC	12/18/24	3,478
USD	415,630	JPY	57,859,412	Morgan Stanley & Co. International PLC	12/18/24	32,639
USD	1,107,423	JPY	156,107,116	Morgan Stanley & Co. International PLC	12/18/24	74,099
USD	247,303	JPY	35,000,000	Royal Bank of Canada	12/18/24	15,627
USD	42,053	JPY	6,000,000	Toronto-Dominion Bank	12/18/24	2,337
USD	113,004	JPY	16,000,000	Toronto-Dominion Bank	12/18/24	7,094
USD	124,012	JPY	17,200,000	UBS AG	12/18/24	10,160
USD	499,362	JPY	70,702,000	UBS AG	12/18/24	31,363
USD	935,215	JPY	138,491,000	UBS AG	12/18/24	18,497
USD	101,935	KRW	135,000,000	Bank of America N.A.	12/18/24	3,578
USD	115,146	KRW	150,000,000	Bank of America N.A.	12/18/24	5,860
USD	219,501	KRW	295,000,000	Bank of America N.A.	12/18/24	4,572
USD	332,595	KRW	455,000,000	Bank of America N.A.	12/18/24	1,094
USD	10,420	KRW	14,000,000	Barclays Bank PLC	12/18/24	220
USD	184,348	KRW	245,000,000	Barclays Bank PLC	12/18/24	5,847
USD	208,381	KRW	285,000,000	Barclays Bank PLC	12/18/24	737
USD	646,034	KRW	850,000,000	Barclays Bank PLC	12/18/24	26,747
USD	67,862	KRW	90,000,000	BNP Paribas SA	12/18/24	2,290
USD	140,124	KRW	190,000,000	Citibank N.A.	12/18/24	1,695
USD	95,574	KRW	125,000,000	Goldman Sachs International	12/18/24	4,503
USD	125,136	KRW	165,000,000	Goldman Sachs International	12/18/24	4,921
USD	128,419	KRW	170,000,000	Goldman Sachs International	12/18/24	4,562
USD	136,139	KRW	180,000,000	Morgan Stanley & Co. International PLC	12/18/24	4,996
USD	250,167	KRW	336,000,000	Morgan Stanley & Co. International PLC	12/18/24	5,366
USD	61,061	MXN	1,200,000	Bank of America N.A.	12/18/24	1,539
USD	101,094	MXN	2,000,000	Bank of America N.A.	12/18/24	1,892
USD	5,137	MXN	100,000	Barclays Bank PLC	12/18/24	177
USD	61,032	MXN	1,200,000	Barclays Bank PLC	12/18/24	1,511
USD	209,932	MXN	4,198,975	Barclays Bank PLC	12/18/24	1,659
USD	884,000	MXN	17,107,566	Citibank N.A.	12/18/24	35,448
USD	85,716	MXN	1,700,000	Goldman Sachs International	12/18/24	1,394
USD	104,246	MXN	2,100,000	Goldman Sachs International	12/18/24	84
USD	172,407	MXN	3,400,000	Goldman Sachs International	12/18/24	3,763
USD	883,500	MXN	17,396,468	Goldman Sachs International	12/18/24	20,618
USD	85,606	MXN	1,700,000	Morgan Stanley & Co. International PLC	12/18/24	1,284
USD	20,339	MXN	400,000	Toronto-Dominion Bank	12/18/24	499
USD	146,885	MXN	2,900,000	UBS AG	12/18/24	3,042
USD	47,585	NOK	500,000	Goldman Sachs International	12/18/24	2,122
USD	103,139	NOK	1,100,000	Goldman Sachs International	12/18/24	3,118
USD	199,672	NOK	2,100,000	Goldman Sachs International	12/18/24	8,723
USD	127,801	NOK	1,400,000	Morgan Stanley & Co. International PLC	12/18/24	502
USD	65,728	NOK	700,000	Toronto-Dominion Bank	12/18/24	2,079
USD	118,781	NOK	1,300,000	Toronto-Dominion Bank	12/18/24	575
USD	119,427	NOK	1,300,000	Toronto-Dominion Bank	12/18/24	1,221
USD	237,074	NZD	390,000	Bank of America N.A.	12/18/24	3,878
USD	57,227	NZD	90,000	Citibank N.A.	12/18/24	3,412
USD	102,977	NZD	170,000	Goldman Sachs International	12/18/24	1,327
USD	110,468	NZD	180,000	Goldman Sachs International	12/18/24	2,839
USD	144,583	NZD	230,000	Goldman Sachs International	12/18/24	7,057
USD	154,007	NZD	250,000	Goldman Sachs International	12/18/24	4,523
USD	744,355	NZD	1,210,000	Goldman Sachs International	12/18/24	20,849
USD	90,491	NZD	150,000	Toronto-Dominion Bank	12/18/24	801
USD	99,187	NZD	160,000	Toronto-Dominion Bank	12/18/24	3,517
40
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,566	PHP	3,100,000	Bank of America N.A.	12/18/24	$ 387
USD	91,793	PHP	5,105,000	Bank of America N.A.	12/18/24	4,220
USD	99,196	PHP	5,700,000	Bank of America N.A.	12/18/24	1,416
USD	112,300	PHP	6,400,000	Bank of America N.A.	12/18/24	2,513
USD	119,238	PHP	6,700,000	Bank of America N.A.	12/18/24	4,304
USD	145,273	PHP	8,100,000	Bank of America N.A.	12/18/24	6,323
USD	62,592	PHP	3,500,000	Barclays Bank PLC	12/18/24	2,551
USD	116,766	PHP	6,495,000	Barclays Bank PLC	12/18/24	5,349
USD	71,378	PHP	4,000,000	Citibank N.A.	12/18/24	2,760
USD	181,614	PHP	10,500,000	Citibank N.A.	12/18/24	1,493
USD	17,792	PHP	1,000,000	Goldman Sachs International	12/18/24	637
USD	32,767	PHP	1,900,000	Goldman Sachs International	12/18/24	173
USD	51,154	PHP	2,900,000	Goldman Sachs International	12/18/24	1,407
USD	100,825	PHP	5,800,000	Morgan Stanley & Co. International PLC	12/18/24	1,330
USD	12,991	PLN	50,000	Barclays Bank PLC	12/18/24	518
USD	234,333	PLN	900,000	Barclays Bank PLC	12/18/24	9,815
USD	373,470	PLN	1,450,000	BNP Paribas SA	12/18/24	11,745
USD	87,510	PLN	350,000	Goldman Sachs International	12/18/24	197
USD	87,861	PLN	350,000	Goldman Sachs International	12/18/24	548
USD	77,102	PLN	300,000	Morgan Stanley & Co. International PLC	12/18/24	2,262
USD	114,392	PLN	450,000	Morgan Stanley & Co. International PLC	12/18/24	2,133
USD	117,164	PLN	450,000	Morgan Stanley & Co. International PLC	12/18/24	4,905
USD	129,935	PLN	500,000	Morgan Stanley & Co. International PLC	12/18/24	5,203
USD	190,808	PLN	750,000	Morgan Stanley & Co. International PLC	12/18/24	3,709
USD	226,007	PLN	900,000	Morgan Stanley & Co. International PLC	12/18/24	1,488
USD	655,730	PLN	2,550,000	Morgan Stanley & Co. International PLC	12/18/24	19,594
USD	104,292	PLN	400,000	UBS AG	12/18/24	4,506
USD	77,237	SEK	800,000	Barclays Bank PLC	12/18/24	1,978
USD	238,280	SEK	2,400,000	Barclays Bank PLC	12/18/24	12,503
USD	39,472	SEK	400,000	BNP Paribas SA	12/18/24	1,843
USD	74,180	SEK	769,058	Citibank N.A.	12/18/24	1,832
USD	158,133	SEK	1,600,000	Citibank N.A.	12/18/24	7,615
USD	400,132	SEK	4,200,000	Citibank N.A.	12/18/24	5,022
USD	78,506	SEK	800,000	Goldman Sachs International	12/18/24	3,247
USD	99,432	SEK	1,030,942	Goldman Sachs International	12/18/24	2,447
USD	142,583	SEK	1,500,000	Goldman Sachs International	12/18/24	1,472
USD	157,644	SEK	1,600,000	Goldman Sachs International	12/18/24	7,126
USD	163,734	SEK	1,700,000	Goldman Sachs International	12/18/24	3,809
USD	116,072	SEK	1,200,000	Morgan Stanley & Co. International PLC	12/18/24	3,183
USD	117,008	SEK	1,200,000	Morgan Stanley & Co. International PLC	12/18/24	4,120
USD	823,532	SEK	8,500,000	Royal Bank of Canada	12/18/24	23,905
USD	23,070	SGD	30,000	Barclays Bank PLC	12/18/24	306
USD	38,950	SGD	50,000	Citibank N.A.	12/18/24	1,010
USD	46,741	SGD	60,000	Citibank N.A.	12/18/24	1,214
USD	54,889	SGD	70,000	Citibank N.A.	12/18/24	1,774
USD	146,266	SGD	190,000	Citibank N.A.	12/18/24	2,096
USD	30,934	SGD	40,000	Morgan Stanley & Co. International PLC	12/18/24	582
USD	62,391	SGD	80,000	Morgan Stanley & Co. International PLC	12/18/24	1,688
USD	76,973	SGD	100,000	Morgan Stanley & Co. International PLC	12/18/24	1,094
USD	107,820	SGD	140,000	Morgan Stanley & Co. International PLC	12/18/24	1,590
USD	39,215	SGD	50,000	Royal Bank of Canada	12/18/24	1,276
USD	38,599	SGD	50,000	Toronto-Dominion Bank	12/18/24	660
USD	57,126	THB	1,900,000	Bank of America N.A.	12/18/24	654
USD	290,398	THB	9,300,000	Bank of America N.A.	12/18/24	13,983
USD	68,423	THB	2,300,000	Barclays Bank PLC	12/18/24	62
USD	87,554	THB	2,900,000	Barclays Bank PLC	12/18/24	1,360
USD	218,514	THB	7,200,000	Barclays Bank PLC	12/18/24	4,515
USD	69,689	THB	2,300,000	Goldman Sachs International	12/18/24	1,328
USD	74,620	THB	2,500,000	Goldman Sachs International	12/18/24	315
USD	158,545	THB	5,300,000	Goldman Sachs International	12/18/24	1,018
USD	272,847	THB	9,100,000	UBS AG	12/18/24	2,376
USD	208,308	ZAR	3,600,000	Bank of America N.A.	12/18/24	4,877
Schedule of Investments
41

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	181,567	ZAR	3,200,000	Barclays Bank PLC	12/18/24	$ 740
USD	187,833	ZAR	3,300,000	Citibank N.A.	12/18/24	1,354
USD	63,828	ZAR	1,100,000	Toronto-Dominion Bank	12/18/24	1,668
USD	85,192	ZAR	1,500,000	Toronto-Dominion Bank	12/18/24	429
ZAR	28,300,000	USD	1,566,809	Barclays Bank PLC	12/18/24	32,384
ZAR	1,000,000	USD	56,488	BNP Paribas SA	12/18/24	21
ZAR	400,000	USD	22,189	Goldman Sachs International	12/18/24	415
ZAR	1,200,000	USD	66,911	Goldman Sachs International	12/18/24	899
ZAR	2,100,000	USD	117,856	Goldman Sachs International	12/18/24	812
ZAR	930,000	USD	51,489	Morgan Stanley & Co. International PLC	12/18/24	1,064
ZAR	670,000	USD	37,182	Toronto-Dominion Bank	12/18/24	678
USD	188,960	ZAR	3,340,343	Morgan Stanley & Co. International PLC	12/20/24	235
USD	66,000	CNH	462,462	Morgan Stanley & Co. International PLC	01/27/25	702
						1,728,290
BRL	226,455	USD	41,000	Bank of America N.A.	11/04/24	(1,827)
BRL	112,086	USD	20,000	Barclays Bank PLC	11/04/24	(611)
BRL	168,936	USD	29,238	Barclays Bank PLC	11/04/24	(15)
BRL	170,231	USD	31,000	Barclays Bank PLC	11/04/24	(1,553)
BRL	170,820	USD	29,564	Barclays Bank PLC	11/04/24	(15)
BRL	171,898	USD	29,751	Barclays Bank PLC	11/04/24	(15)
BRL	254,548	USD	46,710	Barclays Bank PLC	11/04/24	(2,677)
BRL	57,076	USD	10,000	Goldman Sachs International	11/04/24	(127)
BRL	57,531	USD	9,957	Goldman Sachs International	11/04/24	(5)
BRL	112,829	USD	19,528	Goldman Sachs International	11/04/24	(10)
BRL	168,230	USD	30,000	Goldman Sachs International	11/04/24	(899)
BRL	274,478	USD	47,505	Goldman Sachs International	11/04/24	(25)
BRL	277,069	USD	51,000	Goldman Sachs International	11/04/24	(3,072)
BRL	334,951	USD	57,971	Morgan Stanley & Co. International PLC	11/04/24	(30)
TWD	991,380	USD	31,000	UBS AG	11/07/24	(14)
USD	17,794	TRY	629,942	Barclays Bank PLC	11/07/24	(544)
USD	31,000	TWD	998,975	Barclays Bank PLC	11/07/24	(223)
USD	50,000	TRY	1,768,200	Barclays Bank PLC	11/18/24	(908)
AUD	20,603	EUR	12,700	Bank of America N.A.	11/26/24	(265)
AUD	37,850	USD	25,377	Bank of America N.A.	11/26/24	(463)
AUD	45,000	USD	29,953	Goldman Sachs International	11/26/24	(332)
CAD	68,954	USD	50,000	Bank of America N.A.	11/26/24	(438)
CAD	1,389	USD	1,000	Barclays Bank PLC	11/26/24	(2)
CLP	57,143,400	USD	60,000	Barclays Bank PLC	11/26/24	(576)
CNH	377,931	USD	53,210	Bank of America N.A.	11/26/24	(63)
COP	179,004,764	GBP	31,960	Morgan Stanley & Co. International PLC	11/26/24	(881)
COP	42,940,000	USD	10,000	Bank of America N.A.	11/26/24	(326)
COP	88,490,000	USD	20,000	Citibank N.A.	11/26/24	(64)
CZK	1,415,751	USD	61,000	BNP Paribas SA	11/26/24	(156)
GBP	89,200	USD	116,331	Barclays Bank PLC	11/26/24	(1,316)
HUF	32,453,934	USD	88,000	Morgan Stanley & Co. International PLC	11/26/24	(1,611)
IDR	2,024,832,914	USD	130,615	Morgan Stanley & Co. International PLC	11/26/24	(1,771)
MXN	398,577	USD	20,000	Barclays Bank PLC	11/26/24	(157)
MXN	3,702,966	USD	185,080	UBS AG	11/26/24	(729)
NOK	218,774	USD	20,000	Barclays Bank PLC	11/26/24	(109)
NOK	436,917	USD	40,000	Barclays Bank PLC	11/26/24	(275)
PEN	133,976	USD	35,660	Barclays Bank PLC	11/26/24	(166)
PHP	1,729,140	USD	30,000	Barclays Bank PLC	11/26/24	(335)
PLN	383,079	USD	96,500	BNP Paribas SA	11/26/24	(858)
SGD	40,569	USD	31,000	Bank of America N.A.	11/26/24	(247)
SGD	52,347	USD	40,000	Bank of America N.A.	11/26/24	(319)
SGD	79,076	USD	60,000	Goldman Sachs International	11/26/24	(57)
THB	1,091,201	USD	33,000	Barclays Bank PLC	11/26/24	(617)
USD	61,000	CNH	435,257	Bank of America N.A.	11/26/24	(209)
USD	92,221	EUR	84,781	UBS AG	11/26/24	(82)
USD	30,000	KRW	41,539,500	Citibank N.A.	11/26/24	(229)
USD	30,000	SGD	39,619	Barclays Bank PLC	11/26/24	(33)
42
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,000	THB	1,686,500	Barclays Bank PLC	11/26/24	$ (49)
USD	18,183	TRY	645,947	Barclays Bank PLC	11/26/24	(249)
USD	30,000	TWD	961,650	Barclays Bank PLC	11/26/24	(164)
ZAR	923,900	EUR	48,060	BNP Paribas SA	11/26/24	(17)
ZAR	351,550	USD	20,000	Barclays Bank PLC	11/26/24	(97)
USD	53,681	CZK	1,253,100	Barclays Bank PLC	11/27/24	(174)
USD	80,206	EUR	74,000	UBS AG	11/27/24	(363)
USD	27,351	ZAR	484,649	Morgan Stanley & Co. International PLC	11/27/24	(86)
BRL	57,712	USD	10,000	Goldman Sachs International	12/03/24	(52)
BRL	275,344	USD	47,710	Goldman Sachs International	12/03/24	(248)
USD	18,021	TRY	641,734	Bank of America N.A.	12/04/24	(129)
USD	39,808	TRY	1,578,000	UBS AG	12/04/24	(4,822)
USD	24,058	TRY	946,000	Barclays Bank PLC	12/06/24	(2,646)
PEN	106,290	USD	28,463	Citibank N.A.	12/11/24	(308)
PEN	248,010	USD	66,473	Citibank N.A.	12/11/24	(777)
USD	125,074	PEN	477,006	Goldman Sachs International	12/11/24	(1,281)
AUD	300,000	USD	200,556	Bank of America N.A.	12/18/24	(3,041)
AUD	440,000	USD	301,040	Bank of America N.A.	12/18/24	(11,352)
AUD	450,000	USD	303,251	Bank of America N.A.	12/18/24	(6,979)
AUD	620,000	USD	429,865	Bank of America N.A.	12/18/24	(21,667)
AUD	90,000	USD	60,749	Barclays Bank PLC	12/18/24	(1,495)
AUD	101,000	USD	67,834	Barclays Bank PLC	12/18/24	(1,337)
AUD	150,000	USD	100,309	Barclays Bank PLC	12/18/24	(1,552)
AUD	1,500,000	USD	1,035,948	Barclays Bank PLC	12/18/24	(48,374)
AUD	500,000	USD	346,306	Citibank N.A.	12/18/24	(17,115)
AUD	350,000	USD	239,597	Goldman Sachs International	12/18/24	(9,163)
AUD	410,000	USD	273,408	Goldman Sachs International	12/18/24	(3,471)
AUD	20,000	USD	13,622	Toronto-Dominion Bank	12/18/24	(454)
AUD	100,000	USD	68,293	Toronto-Dominion Bank	12/18/24	(2,455)
AUD	430,000	USD	296,053	Toronto-Dominion Bank	12/18/24	(12,948)
AUD	480,000	USD	329,718	Toronto-Dominion Bank	12/18/24	(13,694)
BRL	240,000	USD	42,524	Bank of America N.A.	12/18/24	(1,217)
BRL	910,000	USD	160,505	Bank of America N.A.	12/18/24	(3,884)
BRL	250,000	USD	45,782	Barclays Bank PLC	12/18/24	(2,754)
BRL	570,000	USD	103,778	Barclays Bank PLC	12/18/24	(5,674)
BRL	430,000	USD	77,869	BNP Paribas SA	12/18/24	(3,861)
BRL	290,000	USD	52,948	Citibank N.A.	12/18/24	(3,035)
BRL	340,000	USD	61,946	Citibank N.A.	12/18/24	(3,428)
BRL	3,424,846	USD	626,000	Citibank N.A.	12/18/24	(36,546)
BRL	245,000	USD	44,054	Goldman Sachs International	12/18/24	(1,886)
BRL	495,000	USD	89,186	Goldman Sachs International	12/18/24	(3,991)
BRL	650,000	USD	118,574	Goldman Sachs International	12/18/24	(6,702)
BRL	850,000	USD	153,079	Goldman Sachs International	12/18/24	(6,784)
BRL	850,000	USD	152,974	Goldman Sachs International	12/18/24	(6,680)
BRL	860,000	USD	155,302	Goldman Sachs International	12/18/24	(7,287)
BRL	990,000	USD	181,067	Goldman Sachs International	12/18/24	(10,677)
BRL	3,300,000	USD	591,705	Morgan Stanley & Co. International PLC	12/18/24	(23,739)
CAD	31,180	USD	22,440	Barclays Bank PLC	12/18/24	(10)
CAD	102,844	USD	76,413	Barclays Bank PLC	12/18/24	(2,433)
CAD	160,000	USD	115,999	Barclays Bank PLC	12/18/24	(903)
CAD	261,912	USD	188,493	Barclays Bank PLC	12/18/24	(88)
CAD	530,000	USD	384,065	Barclays Bank PLC	12/18/24	(2,812)
CAD	730,000	USD	536,082	Barclays Bank PLC	12/18/24	(10,961)
CAD	770,000	USD	567,968	Barclays Bank PLC	12/18/24	(14,073)
CAD	950,000	USD	700,626	Barclays Bank PLC	12/18/24	(17,249)
CAD	60,000	USD	43,722	Goldman Sachs International	12/18/24	(561)
CAD	20,000	USD	14,917	Morgan Stanley & Co. International PLC	12/18/24	(530)
CAD	110,000	USD	81,726	Royal Bank of Canada	12/18/24	(2,598)
CAD	260,000	USD	191,969	Royal Bank of Canada	12/18/24	(4,940)
CAD	697,156	USD	518,043	Royal Bank of Canada	12/18/24	(16,548)
CAD	1,160,000	USD	857,078	Royal Bank of Canada	12/18/24	(22,639)
CAD	1,460,000	USD	1,078,101	Royal Bank of Canada	12/18/24	(27,859)
Schedule of Investments
43

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	210,000	USD	153,822	Toronto-Dominion Bank	12/18/24	$ (2,759)
CAD	150,000	USD	111,609	UBS AG	12/18/24	(3,707)
CHF	90,000	USD	105,181	Barclays Bank PLC	12/18/24	(448)
CHF	310,000	USD	369,289	Barclays Bank PLC	12/18/24	(8,543)
CHF	170,000	USD	203,171	Goldman Sachs International	12/18/24	(5,342)
CHF	60,000	USD	70,939	Royal Bank of Canada	12/18/24	(1,117)
CHF	270,000	USD	322,988	Toronto-Dominion Bank	12/18/24	(8,790)
CLP	27,000,000	USD	29,917	Bank of America N.A.	12/18/24	(1,842)
CLP	27,000,000	USD	29,666	Bank of America N.A.	12/18/24	(1,591)
CLP	89,000,000	USD	99,308	Barclays Bank PLC	12/18/24	(6,766)
CLP	90,000,000	USD	98,563	Barclays Bank PLC	12/18/24	(4,981)
CLP	229,000,000	USD	256,214	Barclays Bank PLC	12/18/24	(18,099)
CLP	280,000,000	USD	310,317	Barclays Bank PLC	12/18/24	(19,172)
CLP	324,000,000	USD	349,307	Barclays Bank PLC	12/18/24	(12,411)
CLP	39,000,000	USD	40,713	BNP Paribas SA	12/18/24	(160)
COP	470,000,000	USD	109,698	Bank of America N.A.	12/18/24	(4,109)
COP	1,390,000,000	USD	329,540	Bank of America N.A.	12/18/24	(17,266)
COP	170,000,000	USD	39,743	Barclays Bank PLC	12/18/24	(1,551)
COP	270,000,000	USD	62,449	Barclays Bank PLC	12/18/24	(1,791)
COP	260,000,000	USD	61,013	Citibank N.A.	12/18/24	(2,602)
COP	40,000,000	USD	9,433	Goldman Sachs International	12/18/24	(446)
COP	230,000,000	USD	53,324	Goldman Sachs International	12/18/24	(1,652)
COP	3,230,000,000	USD	742,119	Goldman Sachs International	12/18/24	(16,474)
CZK	4,900,000	USD	211,777	Bank of America N.A.	12/18/24	(1,040)
CZK	400,000	USD	17,805	Barclays Bank PLC	12/18/24	(602)
CZK	1,500,000	USD	64,520	Barclays Bank PLC	12/18/24	(8)
CZK	2,500,000	USD	107,532	Barclays Bank PLC	12/18/24	(13)
CZK	4,400,000	USD	195,314	BNP Paribas SA	12/18/24	(6,080)
CZK	8,400,000	USD	371,167	BNP Paribas SA	12/18/24	(9,903)
CZK	1,600,000	USD	70,974	Goldman Sachs International	12/18/24	(2,162)
CZK	500,000	USD	21,781	Morgan Stanley & Co. International PLC	12/18/24	(277)
CZK	600,000	USD	26,268	Morgan Stanley & Co. International PLC	12/18/24	(463)
CZK	1,400,000	USD	62,471	Morgan Stanley & Co. International PLC	12/18/24	(2,260)
CZK	3,000,000	USD	129,787	Morgan Stanley & Co. International PLC	12/18/24	(764)
CZK	1,400,000	USD	62,369	Toronto-Dominion Bank	12/18/24	(2,158)
CZK	1,900,000	USD	84,339	Toronto-Dominion Bank	12/18/24	(2,625)
CZK	2,500,000	USD	110,833	Toronto-Dominion Bank	12/18/24	(3,314)
CZK	2,500,000	USD	108,151	Toronto-Dominion Bank	12/18/24	(632)
CZK	7,400,000	USD	320,340	Toronto-Dominion Bank	12/18/24	(2,083)
EUR	1,420,000	USD	1,571,155	Bank of America N.A.	12/18/24	(23,663)
EUR	20,000	USD	22,267	Barclays Bank PLC	12/18/24	(471)
EUR	250,000	USD	279,316	Barclays Bank PLC	12/18/24	(6,870)
EUR	460,000	USD	513,250	Barclays Bank PLC	12/18/24	(11,949)
EUR	480,000	USD	538,846	Barclays Bank PLC	12/18/24	(15,750)
EUR	180,000	USD	200,935	Citibank N.A.	12/18/24	(4,774)
EUR	30,000	USD	33,275	Goldman Sachs International	12/18/24	(582)
EUR	110,000	USD	122,807	Goldman Sachs International	12/18/24	(2,931)
EUR	90,000	USD	98,481	Toronto-Dominion Bank	12/18/24	(401)
EUR	100,000	USD	111,901	UBS AG	12/18/24	(2,923)
GBP	250,000	USD	323,944	Bank of America N.A.	12/18/24	(1,609)
GBP	400,000	USD	523,022	Bank of America N.A.	12/18/24	(7,285)
GBP	140,000	USD	183,272	Barclays Bank PLC	12/18/24	(2,764)
GBP	160,000	USD	212,041	Barclays Bank PLC	12/18/24	(5,747)
GBP	180,000	USD	233,583	Barclays Bank PLC	12/18/24	(1,502)
GBP	30,000	USD	39,292	BNP Paribas SA	12/18/24	(611)
GBP	270,000	USD	350,632	BNP Paribas SA	12/18/24	(2,510)
GBP	910,000	USD	1,189,433	BNP Paribas SA	12/18/24	(16,131)
GBP	60,000	USD	78,583	Citibank N.A.	12/18/24	(1,223)
GBP	70,000	USD	90,842	Citibank N.A.	12/18/24	(588)
GBP	80,000	USD	105,693	Citibank N.A.	12/18/24	(2,546)
GBP	300,000	USD	389,299	Goldman Sachs International	12/18/24	(2,496)
GBP	380,000	USD	495,540	Morgan Stanley & Co. International PLC	12/18/24	(5,590)
44
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,520,000	USD	1,989,717	Morgan Stanley & Co. International PLC	12/18/24	$ (29,917)
GBP	180,000	USD	235,222	Toronto-Dominion Bank	12/18/24	(3,140)
GBP	40,000	USD	52,338	UBS AG	12/18/24	(764)
GBP	140,000	USD	186,053	UBS AG	12/18/24	(5,545)
GBP	152,000	USD	198,332	UBS AG	12/18/24	(2,352)
HUF	16,000,000	USD	44,923	Barclays Bank PLC	12/18/24	(2,383)
HUF	109,000,000	USD	307,619	BNP Paribas SA	12/18/24	(17,816)
HUF	202,000,000	USD	559,590	BNP Paribas SA	12/18/24	(22,523)
HUF	59,000,000	USD	166,065	Citibank N.A.	12/18/24	(9,199)
HUF	15,000,000	USD	40,101	Goldman Sachs International	12/18/24	(219)
HUF	83,000,000	USD	232,053	Goldman Sachs International	12/18/24	(11,378)
HUF	23,000,000	USD	64,589	Morgan Stanley & Co. International PLC	12/18/24	(3,438)
HUF	35,000,000	USD	97,206	Morgan Stanley & Co. International PLC	12/18/24	(4,150)
HUF	50,000,000	USD	140,959	UBS AG	12/18/24	(8,022)
IDR	330,000,000	USD	21,534	Bank of America N.A.	12/18/24	(558)
IDR	1,000,000,000	USD	65,572	Bank of America N.A.	12/18/24	(2,009)
IDR	2,370,000,000	USD	151,631	Bank of America N.A.	12/18/24	(986)
IDR	950,000,000	USD	60,856	Barclays Bank PLC	12/18/24	(471)
IDR	1,260,000,000	USD	82,909	BNP Paribas SA	12/18/24	(2,819)
IDR	15,670,000,000	USD	1,009,665	Citibank N.A.	12/18/24	(13,627)
IDR	520,000,000	USD	34,179	Goldman Sachs International	12/18/24	(1,126)
IDR	830,000,000	USD	54,749	Goldman Sachs International	12/18/24	(1,992)
IDR	930,000,000	USD	61,402	Goldman Sachs International	12/18/24	(2,288)
IDR	170,000,000	USD	10,968	Morgan Stanley & Co. International PLC	12/18/24	(163)
INR	1,600,000	USD	19,064	Barclays Bank PLC	12/18/24	(67)
INR	3,600,000	USD	42,808	Goldman Sachs International	12/18/24	(66)
JPY	20,000,000	USD	134,544	Barclays Bank PLC	12/18/24	(2,157)
JPY	7,000,000	USD	48,244	BNP Paribas SA	12/18/24	(1,909)
JPY	10,000,000	USD	69,599	BNP Paribas SA	12/18/24	(3,406)
JPY	29,000,000	USD	208,814	Citibank N.A.	12/18/24	(16,853)
JPY	13,000,000	USD	92,722	Goldman Sachs International	12/18/24	(6,671)
JPY	18,000,000	USD	121,661	Goldman Sachs International	12/18/24	(2,513)
JPY	22,000,000	USD	148,083	Goldman Sachs International	12/18/24	(2,458)
JPY	24,000,000	USD	161,912	Goldman Sachs International	12/18/24	(3,048)
JPY	36,000,000	USD	240,346	Goldman Sachs International	12/18/24	(2,050)
JPY	143,950,000	USD	1,020,681	Morgan Stanley & Co. International PLC	12/18/24	(67,829)
JPY	3,000,000	USD	21,079	Toronto-Dominion Bank	12/18/24	(1,221)
JPY	4,000,000	USD	28,623	Toronto-Dominion Bank	12/18/24	(2,145)
JPY	8,000,000	USD	56,739	Toronto-Dominion Bank	12/18/24	(3,784)
JPY	10,000,000	USD	67,877	Toronto-Dominion Bank	12/18/24	(1,684)
KRW	205,000,000	USD	152,268	Bank of America N.A.	12/18/24	(2,911)
KRW	335,000,000	USD	249,855	Bank of America N.A.	12/18/24	(5,783)
KRW	205,000,000	USD	153,958	Barclays Bank PLC	12/18/24	(4,601)
KRW	160,000,000	USD	121,088	Citibank N.A.	12/18/24	(4,517)
KRW	2,325,000,000	USD	1,737,655	Citibank N.A.	12/18/24	(43,723)
KRW	55,000,000	USD	40,873	Morgan Stanley & Co. International PLC	12/18/24	(801)
MXN	1,400,000	USD	71,310	Bank of America N.A.	12/18/24	(1,869)
MXN	500,000	USD	25,130	Barclays Bank PLC	12/18/24	(329)
MXN	700,000	USD	35,884	Barclays Bank PLC	12/18/24	(1,163)
MXN	1,000,000	USD	50,044	Barclays Bank PLC	12/18/24	(443)
MXN	1,247,000	USD	64,056	Barclays Bank PLC	12/18/24	(2,204)
MXN	1,653,000	USD	84,703	Barclays Bank PLC	12/18/24	(2,713)
MXN	2,200,000	USD	112,486	Barclays Bank PLC	12/18/24	(3,364)
MXN	17,262,752	USD	884,000	Citibank N.A.	12/18/24	(27,750)
MXN	18,098,000	USD	921,098	Citibank N.A.	12/18/24	(23,419)
MXN	600,000	USD	30,876	Goldman Sachs International	12/18/24	(1,115)
MXN	4,900,000	USD	248,721	Goldman Sachs International	12/18/24	(5,676)
MXN	2,100,000	USD	104,565	Morgan Stanley & Co. International PLC	12/18/24	(403)
NOK	700,000	USD	67,177	Goldman Sachs International	12/18/24	(3,528)
NOK	300,000	USD	28,551	Toronto-Dominion Bank	12/18/24	(1,273)
NOK	300,000	USD	28,305	Toronto-Dominion Bank	12/18/24	(1,027)
NOK	600,000	USD	56,557	Toronto-Dominion Bank	12/18/24	(2,000)
Schedule of Investments
45

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	700,000	USD	67,215	Toronto-Dominion Bank	12/18/24	$ (3,565)
NOK	840,000	USD	77,030	Toronto-Dominion Bank	12/18/24	(651)
NOK	1,100,000	USD	100,511	Toronto-Dominion Bank	12/18/24	(491)
NOK	1,300,000	USD	124,046	Toronto-Dominion Bank	12/18/24	(5,840)
NOK	1,700,000	USD	157,972	Toronto-Dominion Bank	12/18/24	(3,395)
NOK	3,100,000	USD	287,567	Toronto-Dominion Bank	12/18/24	(5,691)
NZD	520,000	USD	328,389	Bank of America N.A.	12/18/24	(17,461)
NZD	50,000	USD	30,151	Barclays Bank PLC	12/18/24	(254)
NZD	280,000	USD	170,355	Barclays Bank PLC	12/18/24	(2,932)
NZD	320,000	USD	198,508	Barclays Bank PLC	12/18/24	(7,168)
NZD	210,000	USD	126,137	Goldman Sachs International	12/18/24	(569)
NZD	500,000	USD	303,635	Goldman Sachs International	12/18/24	(4,665)
NZD	930,000	USD	569,204	Toronto-Dominion Bank	12/18/24	(13,122)
PHP	9,000,000	USD	155,602	Bank of America N.A.	12/18/24	(1,212)
PHP	35,400,000	USD	627,482	Bank of America N.A.	12/18/24	(20,217)
PHP	3,400,000	USD	60,706	Barclays Bank PLC	12/18/24	(2,381)
PHP	4,100,000	USD	70,406	Barclays Bank PLC	12/18/24	(73)
PHP	1,700,000	USD	30,144	Citibank N.A.	12/18/24	(982)
PHP	3,100,000	USD	55,357	Morgan Stanley & Co. International PLC	12/18/24	(2,179)
PLN	200,000	USD	52,255	Barclays Bank PLC	12/18/24	(2,362)
PLN	450,000	USD	117,171	Barclays Bank PLC	12/18/24	(4,911)
PLN	150,000	USD	39,133	Goldman Sachs International	12/18/24	(1,713)
PLN	150,000	USD	39,005	Goldman Sachs International	12/18/24	(1,586)
PLN	250,000	USD	63,821	Goldman Sachs International	12/18/24	(1,455)
PLN	600,000	USD	154,648	Goldman Sachs International	12/18/24	(4,969)
PLN	50,000	USD	13,083	Morgan Stanley & Co. International PLC	12/18/24	(610)
PLN	50,000	USD	12,862	Morgan Stanley & Co. International PLC	12/18/24	(388)
PLN	250,000	USD	64,270	Morgan Stanley & Co. International PLC	12/18/24	(1,904)
PLN	850,000	USD	212,083	Morgan Stanley & Co. International PLC	12/18/24	(38)
SEK	500,000	USD	49,498	Barclays Bank PLC	12/18/24	(2,461)
SEK	2,700,000	USD	254,069	BNP Paribas SA	12/18/24	(70)
SEK	1,900,000	USD	188,844	Goldman Sachs International	12/18/24	(10,104)
SEK	2,600,000	USD	254,788	Goldman Sachs International	12/18/24	(10,197)
SEK	3,300,000	USD	328,103	Goldman Sachs International	12/18/24	(17,660)
SEK	1,000,000	USD	94,542	Toronto-Dominion Bank	12/18/24	(468)
SEK	1,700,000	USD	165,016	Toronto-Dominion Bank	12/18/24	(5,090)
SEK	1,900,000	USD	184,248	UBS AG	12/18/24	(5,508)
SEK	3,000,000	USD	291,115	UBS AG	12/18/24	(8,894)
SGD	530,000	USD	408,069	Bank of America N.A.	12/18/24	(5,911)
SGD	20,000	USD	15,475	Barclays Bank PLC	12/18/24	(300)
SGD	40,000	USD	30,365	Barclays Bank PLC	12/18/24	(14)
SGD	70,000	USD	53,663	Barclays Bank PLC	12/18/24	(548)
SGD	120,000	USD	91,446	Barclays Bank PLC	12/18/24	(391)
SGD	150,000	USD	116,403	Barclays Bank PLC	12/18/24	(2,585)
SGD	80,000	USD	62,191	BNP Paribas SA	12/18/24	(1,488)
SGD	140,000	USD	106,811	Goldman Sachs International	12/18/24	(580)
SGD	130,000	USD	99,247	Morgan Stanley & Co. International PLC	12/18/24	(605)
SGD	80,000	USD	61,209	Toronto-Dominion Bank	12/18/24	(506)
THB	1,400,000	USD	43,031	Barclays Bank PLC	12/18/24	(1,420)
THB	2,200,000	USD	66,658	Barclays Bank PLC	12/18/24	(1,270)
THB	3,700,000	USD	114,072	Barclays Bank PLC	12/18/24	(4,100)
THB	42,100,000	USD	1,253,364	Barclays Bank PLC	12/18/24	(2,064)
THB	800,000	USD	24,851	Goldman Sachs International	12/18/24	(1,073)
THB	2,000,000	USD	61,308	Goldman Sachs International	12/18/24	(1,864)
THB	3,400,000	USD	102,290	Morgan Stanley & Co. International PLC	12/18/24	(1,235)
TWD	3,600,000	USD	113,469	Citibank N.A.	12/18/24	(239)
TWD	6,500,000	USD	204,588	Citibank N.A.	12/18/24	(146)
TWD	700,000	USD	22,197	Goldman Sachs International	12/18/24	(180)
TWD	3,200,000	USD	101,610	Goldman Sachs International	12/18/24	(961)
TWD	15,100,000	USD	483,386	Goldman Sachs International	12/18/24	(8,450)
USD	184,307	AUD	280,000	Bank of America N.A.	12/18/24	(40)
USD	315,760	AUD	480,000	Morgan Stanley & Co. International PLC	12/18/24	(264)
46
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	98,050	BRL	570,000	Barclays Bank PLC	12/18/24	$ (53)
USD	336,853	CHF	290,000	Barclays Bank PLC	12/18/24	(620)
USD	214,249	CZK	5,000,000	BNP Paribas SA	12/18/24	(789)
USD	261,437	CZK	6,100,000	BNP Paribas SA	12/18/24	(910)
USD	316,389	CZK	7,400,000	Morgan Stanley & Co. International PLC	12/18/24	(1,868)
USD	554,335	EUR	510,000	Barclays Bank PLC	12/18/24	(1,454)
USD	86,842	EUR	80,000	Citibank N.A.	12/18/24	(340)
USD	315,242	EUR	290,000	Goldman Sachs International	12/18/24	(795)
USD	21,750	EUR	20,000	UBS AG	12/18/24	(46)
USD	43,225	EUR	40,000	UBS AG	12/18/24	(366)
USD	217,492	EUR	200,000	UBS AG	12/18/24	(465)
USD	185,275	GBP	144,000	BNP Paribas SA	12/18/24	(391)
USD	119,146	IDR	1,880,000,000	Bank of America N.A.	12/18/24	(353)
USD	297,149	IDR	4,700,000,000	UBS AG	12/18/24	(1,599)
USD	61,731	INR	5,200,000	Barclays Bank PLC	12/18/24	(7)
USD	86,613	INR	7,300,000	Morgan Stanley & Co. International PLC	12/18/24	(59)
USD	58,169	KRW	80,000,000	Barclays Bank PLC	12/18/24	(117)
USD	331,680	MXN	6,700,000	Goldman Sachs International	12/18/24	(647)
USD	392,000	MXN	7,975,790	Goldman Sachs International	12/18/24	(3,607)
USD	626,000	MXN	12,656,468	Goldman Sachs International	12/18/24	(1,774)
USD	59,248	TWD	1,900,000	Bank of America N.A.	12/18/24	(512)
USD	90,450	TWD	2,900,000	Bank of America N.A.	12/18/24	(762)
USD	253,824	TWD	8,100,000	Bank of America N.A.	12/18/24	(943)
USD	118,876	TWD	3,800,000	Barclays Bank PLC	12/18/24	(644)
USD	143,961	TWD	4,600,000	Barclays Bank PLC	12/18/24	(721)
USD	31,430	TWD	1,000,000	Goldman Sachs International	12/18/24	(23)
USD	212,304	TWD	6,800,000	UBS AG	12/18/24	(1,574)
USD	56,363	ZAR	1,000,000	Bank of America N.A.	12/18/24	(145)
USD	84,572	ZAR	1,500,000	Bank of America N.A.	12/18/24	(191)
USD	78,812	ZAR	1,400,000	Barclays Bank PLC	12/18/24	(300)
USD	84,288	ZAR	1,500,000	Barclays Bank PLC	12/18/24	(475)
USD	193,610	ZAR	3,461,181	Barclays Bank PLC	12/18/24	(1,977)
USD	494,837	ZAR	8,800,000	Barclays Bank PLC	12/18/24	(2,439)
USD	13,358	ZAR	238,819	Morgan Stanley & Co. International PLC	12/18/24	(137)
USD	118,460	ZAR	2,100,000	Royal Bank of Canada	12/18/24	(208)
ZAR	1,100,000	USD	62,340	Bank of America N.A.	12/18/24	(181)
ZAR	700,000	USD	40,396	Barclays Bank PLC	12/18/24	(840)
ZAR	1,900,000	USD	108,205	Citibank N.A.	12/18/24	(839)
ZAR	2,900,000	USD	163,974	Goldman Sachs International	12/18/24	(99)
ZAR	400,000	USD	22,861	Morgan Stanley & Co. International PLC	12/18/24	(258)
ZAR	1,550,000	USD	87,665	Morgan Stanley & Co. International PLC	12/18/24	(77)
USD	119,539	ZAR	2,119,328	Citibank N.A.	12/20/24	(201)
USD	9,734	EGP	496,920	Citibank N.A.	01/08/25	(105)
CNY	461,340	USD	66,000	Morgan Stanley & Co. International PLC	01/27/25	(609)
COP	64,538,960	USD	16,048	Citibank N.A.	02/21/25	(1,666)
COP	193,110,000	USD	48,545	Citibank N.A.	02/21/25	(5,511)
COP	278,800,000	USD	67,294	BNP Paribas SA	02/24/25	(5,188)
COP	87,964,720	USD	21,902	Morgan Stanley & Co. International PLC	02/24/25	(2,307)
						(1,401,103)
						$ 327,187
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	2	11/22/24	USD	112.50	USD	221	$ 594
Schedule of Investments
47

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
5-Year U.S. Treasury Note Future	1	11/22/24	USD	108.75	USD	107	$ 164
Long Gilt Future	10	11/22/24	GBP	99.50	GBP	940	902
							$ 1,660
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Bank of America N.A.	11/06/24	CNH	7.50	CNH	7.50	USD	15	$ 21
USD Currency	One Touch	Bank of America N.A.	11/14/24	MXN	21.50	MXN	21.50	USD	5	697
USD Currency	One Touch	Barclays Bank PLC	11/27/24	SGD	1.32	SGD	1.32	USD	4	1,889
USD Currency	One Touch	Barclays Bank PLC	12/09/24	CNH	7.65	CNH	7.65	USD	7	49
USD Currency	One Touch	UBS AG	12/12/24	TRY	35.25	TRY	35.25	USD	4	1,989
USD Currency	One Touch	UBS AG	12/12/24	MXN	21.50	MXN	21.50	USD	5	1,013
USD Currency	One Touch	Goldman Sachs International	12/20/24	CNH	7.35	CNH	7.35	USD	5	571
										6,229
Put
EUR Currency	One Touch	Bank of America N.A.	11/04/24	USD	1.06	USD	1.06	EUR	9	169
EUR Currency	One Touch	Bank of America N.A.	11/12/24	USD	1.05	USD	1.05	EUR	5	174
USD Currency	One Touch	Bank of America N.A.	11/13/24	MXN	18.50	MXN	18.50	USD	87	16,296
EUR Currency	One Touch	Bank of America N.A.	11/19/24	USD	1.05	USD	1.05	EUR	5	303
EUR Currency	One Touch	Barclays Bank PLC	12/09/24	USD	1.04	USD	1.04	EUR	7	345
EUR Currency	One Touch	Barclays Bank PLC	12/12/24	USD	1.05	USD	1.05	EUR	4	426
EUR Currency	Down-and-out	UBS AG	12/13/24	USD	1.08	USD	1.05	EUR	184	513
USD Currency	One Touch	Bank of America N.A.	12/26/24	MXN	17.90	MXN	17.90	USD	10	469
USD Currency	One Touch	UBS AG	01/17/25	MXN	18.00	MXN	18.00	USD	4	262
CNH Currency	One Touch	UBS AG	01/23/25	INR	11.50	INR	11.50	CNH	32	544
EUR Currency	One Touch	Barclays Bank PLC	04/16/25	USD	1.02	USD	1.02	EUR	9	625
										20,126
										$ 26,355
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	11/05/24	IDR	15,750.00	USD	31	$ 132
USD Currency	Barclays Bank PLC	11/12/24	BRL	6.00	USD	30	140
USD Currency	Barclays Bank PLC	11/12/24	BRL	5.75	USD	59	1,129
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	49	369
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	19.00	USD	78	57
AUD Currency	Barclays Bank PLC	11/27/24	USD	0.67	AUD	182	849
USD Currency	Morgan Stanley & Co. International PLC	12/06/24	COP	4,350.00	USD	67	2,080
USD Currency	Barclays Bank PLC	12/12/24	SGD	1.33	USD	150	754
USD Currency	Goldman Sachs International	12/16/24	JPY	154.00	USD	101	998
USD Currency	Bank of America N.A.	03/06/26	CNH	7.75	USD	8,017	41,801
							48,309
Put
EUR Currency	Barclays Bank PLC	11/12/24	USD	1.06	EUR	45	39
EUR Currency	Barclays Bank PLC	11/19/24	USD	1.06	EUR	45	69
USD Currency	Morgan Stanley & Co. International PLC	11/19/24	KRW	1,350.00	USD	60	439
USD Currency	Citibank N.A.	11/27/24	ZAR	17.50	USD	111	1,412
USD Currency	Citibank N.A.	11/27/24	KRW	1,350.00	USD	120	940
48
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Goldman Sachs International	12/06/24	TRY	42.50	USD	29	$ 5,633
USD Currency	Morgan Stanley & Co. International PLC	12/20/24	BRL	5.70	USD	90	1,375
							9,907
							$ 58,216
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V1	Quarterly	Morgan Stanley & Co. International PLC	11/20/24	—	EUR 3.50	EUR	190	$ 449
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V1	Quarterly	Morgan Stanley & Co. International PLC	11/20/24	—	EUR 3.50	EUR	190	449
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V1	Quarterly	Bank of America N.A.	11/20/24	—	EUR 3.37	EUR	192	619
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V1	Quarterly	Bank of America N.A.	11/20/24	—	EUR 3.25	EUR	192	897
										$ 2,414

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/31/35	1-day SOFR, 4.90%	Annual	3.79%	Annual	Barclays Bank PLC	10/29/25	3.79%	USD	1,592	$ 55,677
10-Year Interest Rate Swap, 11/01/35	1-day SOFR, 4.90%	Annual	3.70%	Annual	Barclays Bank PLC	10/30/25	3.70	USD	1,564	48,788
10-Year Interest Rate Swap, 11/01/35	1-day SOFR, 4.90%	Annual	3.75%	Annual	Barclays Bank PLC	10/30/25	3.74	USD	1,621	53,532
										157,997
Put
10-Year Interest Rate Swap, 10/31/35	3.79%	Annual	1-day SOFR, 4.90%	Annual	Barclays Bank PLC	10/29/25	3.79	USD	1,592	51,045
10-Year Interest Rate Swap, 11/01/35	3.70%	Annual	1-day SOFR, 4.90%	Annual	Barclays Bank PLC	10/30/25	3.70	USD	1,564	55,591
10-Year Interest Rate Swap, 11/01/35	3.75%	Annual	1-day SOFR, 4.90%	Annual	Barclays Bank PLC	10/30/25	3.75	USD	1,621	54,782
										161,418
										$ 319,415
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	2	11/22/24	USD	114.00	USD	221	$ (220)
Long Gilt Future	10	11/22/24	GBP	102.00	GBP	940	(129)
							(349)
Schedule of Investments
49

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
10-Year U.S. Treasury Note Future	1	11/22/24	USD	110.50	USD	110	$ (1,016)
5-Year U.S. Treasury Note Future	1	11/22/24	USD	107.75	USD	107	(945)
							(1,961)
							$ (2,310)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	11/12/24	BRL	6.00	USD	30	$ (140)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	49	(368)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	20.00	USD	39	(3)
USD Currency	Goldman Sachs International	11/27/24	CNH	7.20	USD	40	(194)
USD Currency	Morgan Stanley & Co. International PLC	12/06/24	COP	4,500.00	USD	67	(978)
USD Currency	Barclays Bank PLC	12/12/24	SGD	1.36	USD	200	(330)
USD Currency	Citibank N.A.	12/27/24	KRW	1,450.00	USD	60	(216)
USD Currency	Morgan Stanley & Co. International PLC	12/27/24	MXN	22.00	USD	28	(224)
AUD Currency	Barclays Bank PLC	12/30/24	USD	0.69	AUD	91	(140)
USD Currency	Bank of America N.A.	12/30/24	ZAR	17.60	USD	31	(830)
							(3,423)
Put
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	43	(5,996)
EUR Currency	Morgan Stanley & Co. International PLC	12/20/24	BRL	6.20	EUR	55	(766)
AUD Currency	Barclays Bank PLC	12/30/24	USD	0.64	AUD	76	(335)
							(7,097)
							$ (10,520)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/29	iTraxx.XO.42.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	11/20/24	N/R	EUR 4.00	EUR	190	$ (196)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	iTraxx.XO.42.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	11/20/24	N/R	EUR 4.00	EUR	190	(196)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	iTraxx.XO.42.V1	5.00%	Quarterly	Bank of America N.A.	11/20/24	N/R	EUR 3.87	EUR	192	(233)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	iTraxx.XO.42.V1	5.00%	Quarterly	Bank of America N.A.	11/20/24	N/R	EUR 3.63	EUR	192	(350)
										$ (975)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 12/26/26	3.50%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	12/24/24	3.50%	USD	520	$ (786)
10-Year Interest Rate Swap, 03/30/35	2.76%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	03/28/25	2.76	USD	2,481	(5,929)
50
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 04/04/35	2.76%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	04/02/25	2.76%	USD	2,484	$ (6,224)
10-Year Interest Rate Swap, 04/04/35	2.80%	Annual	1-day SOFR, 4.90%	Annual	Bank of America N.A.	04/02/25	2.80	USD	2,485	(6,866)
										(19,805)
Put
2-Year Interest Rate Swap, 12/26/26	1-day SOFR, 4.90%	Annual	4.00%	Annual	Goldman Sachs International	12/24/24	4.00	USD	520	(1,454)
10-Year Interest Rate Swap, 03/30/35	1-day SOFR, 4.90%	Annual	3.76%	Annual	Goldman Sachs International	03/28/25	3.76	USD	2,481	(57,033)
10-Year Interest Rate Swap, 04/04/35	1-day SOFR, 4.90%	Annual	3.76%	Annual	Goldman Sachs International	04/02/25	3.76	USD	2,484	(57,835)
10-Year Interest Rate Swap, 04/04/35	1-day SOFR, 4.90%	Annual	3.80%	Annual	Bank of America N.A.	04/02/25	3.80	USD	2,485	(54,035)
										(170,357)
										$ (190,162)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	12,486	$ 362,536	$ 351,911	$ 10,625
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	2,687	60,191	61,106	(915)
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	2,175	49,610	50,263	(653)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	563	41,720	42,303	(583)
							$ 514,057	$ 505,583	$ 8,474

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.95%	At Termination	09/15/34	EUR	350	$ (1,956)	$ 8	$ (1,964)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.96%	At Termination	09/15/34	EUR	150	(637)	681	(1,318)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.98%	At Termination	09/15/34	EUR	130	(292)	97	(389)
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/11/34	USD	20	32	(3)	35
2.01%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	638	(1,683)	15	(1,698)
2.01%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	324	(1,105)	7	(1,112)
2.05%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	486	(3,420)	11	(3,431)
2.06%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	10/15/34	EUR	485	(4,055)	11	(4,066)
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/15/34	USD	760	(1,727)	16	(1,743)
UK RPI All Items NSA	At Termination	3.57%	At Termination	10/15/34	GBP	532	(3,729)	15	(3,744)
Schedule of Investments
51

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	At Termination	3.57%	At Termination	10/15/34	GBP	270	$ (1,748)	$ 7	$ (1,755)
3.60%	At Termination	UK RPI All Items NSA	At Termination	10/15/34	GBP	130	413	283	130
UK RPI All Items NSA	At Termination	3.61%	At Termination	10/15/34	GBP	405	(812)	11	(823)
UK RPI All Items NSA	At Termination	3.62%	At Termination	10/15/34	GBP	405	(472)	11	(483)
3.62%	At Termination	UK RPI All Items NSA	At Termination	10/15/34	GBP	400	552	95	457
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/16/34	USD	570	(1,609)	706	(2,315)
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	10/25/34	USD	600	(1,413)	266	(1,679)
2.30%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/10/54	USD	225	6,583	10	6,573
2.31%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/10/54	USD	225	6,401	10	6,391
2.28%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/11/54	USD	225	7,464	10	7,454
2.29%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/11/54	USD	225	7,239	10	7,229
UK RPI All Items NSA	At Termination	3.10%	At Termination	09/15/54	GBP	625	(35,764)	(838)	(34,926)
							$ (31,738)	$ 1,439	$ (33,177)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.68%	Quarterly	3-mo. PRIBOR, 4.05%	Quarterly	N/A	03/20/25	CZK	4,767	$ (5,426)	$ 1	$ (5,427)
5.14%	Semi-Annual	6-mo. WIBOR, 5.84%	Semi-Annual	N/A	12/20/25	PLN	358	(1,570)	—	(1,570)
8.15%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	05/07/25 (a)	05/07/26	ZAR	2,236	(878)	—	(878)
7.97%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	06/06/25 (a)	06/06/26	ZAR	2,089	(631)	—	(631)
28-day MXIBTIIE, 10.71%	At Termination	10.76%	At Termination	N/A	06/11/26	MXN	1,246	777	—	777
28-day MXIBTIIE, 10.71%	At Termination	9.81%	At Termination	N/A	10/20/26	MXN	2,280	(89)	—	(89)
3.14%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/26	USD	8,030	111,832	6,958	104,874
3.26%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/26	USD	7,970	92,553	(10,200)	102,753
3.74%	Annual	1-day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/26	GBP	8,065	91,760	51,807	39,953
6-mo. EURIBOR, 2.86%	Semi-Annual	2.19%	Annual	12/18/24 (a)	12/18/27	EUR	7,660	(29,974)	5,215	(35,189)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.23%	Annual	12/18/24 (a)	12/18/27	EUR	6,310	(17,680)	4,648	(22,328)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.25%	Annual	12/18/24 (a)	12/18/27	EUR	5,150	(11,139)	(3,144)	(7,995)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.29%	Annual	12/18/24 (a)	12/18/27	EUR	1,280	(1,055)	520	(1,575)
1-day CORRA, 3.75%	Semi-Annual	2.61%	Semi-Annual	12/18/24 (a)	12/18/27	CAD	9,750	(48,595)	(2,052)	(46,543)
3.04%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/27	USD	1,430	30,988	683	30,305
1-day SOFR, 4.90%	Annual	3.11%	Annual	12/18/24 (a)	12/18/27	USD	1,470	(29,092)	263	(29,355)
3-mo. BBSW, 4.42%	Quarterly	3.42%	Quarterly	12/18/24 (a)	12/18/27	AUD	4,320	(48,283)	19	(48,302)
1-day SONIA, 4.95%	Annual	3.52%	Annual	12/18/24 (a)	12/18/27	GBP	2,210	(48,120)	(23,777)	(24,343)
3.54%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/27	USD	1,470	11,326	(659)	11,985
1-day SONIA, 4.95%	Annual	3.54%	Annual	12/18/24 (a)	12/18/27	GBP	1,080	(22,439)	9	(22,448)
3.64%	Quarterly	3-mo. BBSW, 4.42%	Quarterly	12/18/24 (a)	12/18/27	AUD	4,290	30,769	(14,708)	45,477
3.99%	Quarterly	3-mo. BBSW, 4.42%	Quarterly	12/18/24 (a)	12/18/27	AUD	8,680	6,092	(22,972)	29,064
28-day MXIBTIIE, 10.71%	At Termination	9.41%	At Termination	N/A	07/24/29	MXN	1,382	(423)	1	(424)
28-day MXIBTIIE, 10.71%	At Termination	9.47%	At Termination	N/A	10/19/29	MXN	700	(113)	—	(113)
28-day MXIBTIIE, 10.71%	At Termination	9.49%	At Termination	N/A	10/19/29	MXN	1,308	(159)	—	(159)
28-day MXIBTIIE, 10.71%	At Termination	9.39%	At Termination	10/31/24	10/25/29	MXN	2,050	(640)	1	(641)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.25%	Annual	12/18/24 (a)	12/18/29	EUR	11,550	(51,778)	(75,330)	23,552
6-mo. EURIBOR, 2.86%	Semi-Annual	2.30%	Annual	12/18/24 (a)	12/18/29	EUR	9,960	(16,230)	26,815	(43,045)
3.01%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/29	USD	13,380	448,785	23,514	425,271
1-day SOFR, 4.90%	Annual	3.03%	Annual	12/18/24 (a)	12/18/29	USD	3,355	(110,031)	(6,750)	(103,281)
1-day SOFR, 4.90%	Annual	3.20%	Annual	12/18/24 (a)	12/18/29	USD	3,350	(83,955)	13,568	(97,523)
3.35%	Annual	1-day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/29	GBP	10,380	397,045	(4,195)	401,240
3.44%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/29	USD	6,780	97,385	29,651	67,734
1-day SONIA, 4.95%	Annual	3.56%	Annual	12/18/24 (a)	12/18/29	GBP	1,994	(52,751)	(27,774)	(24,977)
52
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	Annual	1-day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/29	GBP	1,805	$ 24,112	$ 8,698	$ 15,414
0.44%	Annual	1-day SSARON, 0.95%	Annual	03/19/25 (a)	03/19/30	CHF	320	(979)	340	(1,319)
0.47%	Annual	1-day SSARON, 0.95%	Annual	03/19/25 (a)	03/19/30	CHF	2,000	(9,314)	(285)	(9,029)
0.49%	Annual	1-day SSARON, 0.95%	Annual	03/19/25 (a)	03/19/30	CHF	290	(1,742)	282	(2,024)
0.61%	Annual	1-day SSARON, 0.95%	Annual	03/19/25 (a)	03/19/30	CHF	5,000	(62,706)	(15,073)	(47,633)
1.70%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	4,000	2,155	6	2,149
1.71%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	14,000	6,430	22	6,408
1.72%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	11,000	3,990	17	3,973
1.73%	Quarterly	3-mo. TAIBOR, 1.67%	Quarterly	03/19/25 (a)	03/19/30	TWD	97,000	35,873	34	35,839
1.74%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	14,000	3,551	22	3,529
1.76%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	13,000	1,573	20	1,553
1.83%	Quarterly	China Fixing Repo Rates 7-day, 1.87%	Quarterly	03/19/25 (a)	03/19/30	CNY	4,000	(1,373)	6	(1,379)
3-mo. STIBOR, 2.85%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	2,450	(3,137)	665	(3,802)
3-mo. STIBOR, 2.85%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	3,240	(4,203)	189	(4,392)
3-mo. STIBOR, 2.85%	Quarterly	1.94%	Annual	03/19/25 (a)	03/19/30	SEK	3,770	(4,758)	4	(4,762)
3-mo. STIBOR, 2.85%	Quarterly	1.96%	Annual	03/19/25 (a)	03/19/30	SEK	141,000	(164,523)	46,790	(211,313)
3-mo. STIBOR, 2.85%	Quarterly	2.00%	Annual	03/19/25 (a)	03/19/30	SEK	3,440	(3,352)	(156)	(3,196)
3-mo. STIBOR, 2.85%	Quarterly	2.00%	Annual	03/19/25 (a)	03/19/30	SEK	30,000	(29,997)	(22,516)	(7,481)
1-day THOR, 2.24%	Quarterly	2.03%	Quarterly	03/19/25 (a)	03/19/30	THB	54,000	(3,779)	18	(3,797)
1-day THOR, 2.24%	Quarterly	2.03%	Quarterly	03/19/25 (a)	03/19/30	THB	356,000	(25,763)	118	(25,881)
3-mo. STIBOR, 2.85%	Quarterly	2.04%	Annual	03/19/25 (a)	03/19/30	SEK	29,000	(23,774)	1,053	(24,827)
2.05%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/25 (a)	03/19/30	THB	3,210	123	1	122
3-mo. STIBOR, 2.85%	Quarterly	2.05%	Annual	03/19/25 (a)	03/19/30	SEK	32,000	(23,844)	(5,020)	(18,824)
1-day THOR, 2.24%	Quarterly	2.06%	Quarterly	03/19/25 (a)	03/19/30	THB	59,000	(1,896)	20	(1,916)
1-day THOR, 2.24%	Quarterly	2.06%	Quarterly	03/19/25 (a)	03/19/30	THB	45,000	(1,005)	15	(1,020)
1-day SORA, 3.16%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,555	(24,548)	13	(24,561)
1-day THOR, 2.24%	Quarterly	2.08%	Quarterly	03/19/25 (a)	03/19/30	THB	65,000	189	22	167
1-day SORA, 3.16%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	525	(8,105)	5	(8,110)
1-day SORA, 3.16%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,187	(18,325)	10	(18,335)
2.10%	Quarterly	1-day THOR, 2.24%	Quarterly	03/19/25 (a)	03/19/30	THB	9,170	(232)	3	(235)
3-mo. STIBOR, 2.85%	Quarterly	2.10%	Annual	03/19/25 (a)	03/19/30	SEK	2,000	(1,120)	69	(1,189)
3-mo. STIBOR, 2.85%	Quarterly	2.11%	Annual	03/19/25 (a)	03/19/30	SEK	20,000	(9,982)	(11,239)	1,257
1-day THOR, 2.24%	Quarterly	2.12%	Quarterly	03/19/25 (a)	03/19/30	THB	26,000	1,278	8	1,270
3-mo. STIBOR, 2.85%	Quarterly	2.16%	Annual	03/19/25 (a)	03/19/30	SEK	3,700	(997)	483	(1,480)
1-day THOR, 2.24%	Quarterly	2.18%	Quarterly	03/19/25 (a)	03/19/30	THB	27,000	3,598	9	3,589
3-mo. STIBOR, 2.85%	Quarterly	2.20%	Annual	03/19/25 (a)	03/19/30	SEK	9,000	(898)	396	(1,294)
1-day THOR, 2.24%	Quarterly	2.21%	Quarterly	03/19/25 (a)	03/19/30	THB	72,000	13,026	24	13,002
1-day THOR, 2.24%	Quarterly	2.22%	Quarterly	03/19/25 (a)	03/19/30	THB	26,000	5,178	9	5,169
6-mo. EURIBOR, 2.86%	Semi-Annual	2.22%	Annual	03/19/25 (a)	03/19/30	EUR	40,000	(175,295)	46,561	(221,856)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.22%	Annual	03/19/25 (a)	03/19/30	EUR	2,000	(8,663)	4,483	(13,146)
3-mo. STIBOR, 2.85%	Quarterly	2.30%	Annual	03/19/25 (a)	03/19/30	SEK	30,000	9,934	10,050	(116)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.32%	Annual	03/19/25 (a)	03/19/30	EUR	2,000	753	100	653
6-mo. EURIBOR, 2.86%	Semi-Annual	2.33%	Annual	03/19/25 (a)	03/19/30	EUR	5,000	5,373	2,324	3,049
1-day SORA, 3.16%	Semi-Annual	2.34%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	2,000	(13,311)	17	(13,328)
6-mo. EURIBOR, 2.86%	Semi-Annual	2.35%	Annual	03/19/25 (a)	03/19/30	EUR	3,000	6,377	1,181	5,196
2.48%	Semi-Annual	1-day CORRA, 3.75%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	440	4,962	135	4,827
1-day SORA, 3.16%	Semi-Annual	2.55%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	3,000	1,910	26	1,884
1-day SORA, 3.16%	Semi-Annual	2.56%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,000	1,026	9	1,017
1-day CORRA, 3.75%	Semi-Annual	2.61%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	2,000	(13,879)	(124)	(13,755)
1-day SORA, 3.16%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	249	899	2	897
1-day SORA, 3.16%	Semi-Annual	2.63%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	81	280	—	280
1-day SORA, 3.16%	Semi-Annual	2.64%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,000	3,946	8	3,938
3-mo. KRW CDC, 3.43%	Quarterly	2.66%	Quarterly	03/19/25 (a)	03/19/30	KRW	509,400	(4,649)	4	(4,653)
3-mo. KRW CDC, 3.43%	Quarterly	2.68%	Quarterly	03/19/25 (a)	03/19/30	KRW	522,470	(4,414)	5	(4,419)
1-day CORRA, 3.75%	Semi-Annual	2.71%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	1,000	(3,686)	201	(3,887)
Schedule of Investments
53

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 3.43%	Quarterly	2.71%	Quarterly	03/19/25 (a)	03/19/30	KRW	2,586,970	$ (19,843)	$ 21	$ (19,864)
2.72%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	2,330	8,040	3	8,037
1-day CORRA, 3.75%	Semi-Annual	2.75%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	1,000	(2,206)	(114)	(2,092)
2.78%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	11,800	36,417	17	36,400
2.78%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	1,000	3,086	1	3,085
2.84%	Quarterly	3-mo. KRW CDC, 3.43%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,729,000	5,711	15	5,696
2.86%	Quarterly	3-mo. KRW CDC, 3.43%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,096,000	2,544	9	2,535
2.87%	Quarterly	3-mo. KRW CDC, 3.43%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,788,000	3,605	14	3,591
2.90%	Quarterly	3-mo. KRW CDC, 3.43%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,650,000	1,874	13	1,861
2.93%	Quarterly	3-mo. KRW CDC, 3.43%	Quarterly	03/19/25 (a)	03/19/30	KRW	1,669,000	144	14	130
2.96%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	3,280	111,167	834	110,333
2.99%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	15,000	28,603	22	28,581
6-mo. PRIBOR, 3.86%	Semi-Annual	3.02%	Annual	03/19/25 (a)	03/19/30	CZK	20,465	(22,126)	10	(22,136)
3.04%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	450	13,572	(36)	13,608
6-mo. PRIBOR, 3.86%	Semi-Annual	3.05%	Annual	03/19/25 (a)	03/19/30	CZK	20,465	(20,955)	10	(20,965)
3.17%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	4,504	3,944	6	3,938
3.19%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	3,496	2,663	5	2,658
3.19%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	6,000	4,741	8	4,733
3.22%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	19,000	10,901	28	10,873
3.31%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	7,000	497	11	486
3.33%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	6,000	(78)	10	(88)
3.33%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	4,445	(96)	8	(104)
6-mo. PRIBOR, 3.86%	Semi-Annual	3.33%	Annual	03/19/25 (a)	03/19/30	CZK	25,000	(12,033)	12	(12,045)
3.34%	Quarterly	3-mo. HIBOR, 4.31%	Quarterly	03/19/25 (a)	03/19/30	HKD	5,555	(484)	9	(493)
6-mo. PRIBOR, 3.86%	Semi-Annual	3.38%	Annual	03/19/25 (a)	03/19/30	CZK	40,000	(15,108)	19	(15,127)
3.44%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	1,000	12,469	160	12,309
3.44%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	4,000	48,984	(85)	49,069
3.45%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	3,000	35,532	(982)	36,514
3.45%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	1,000	11,710	(2,168)	13,878
3.46%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	1,000	11,264	28	11,236
3.50%	Annual	1-day SOFR, 4.90%	Annual	03/19/25 (a)	03/19/30	USD	9,000	87,307	(1,390)	88,697
3.61%	Annual	1-day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	1,000	21,036	(4,975)	26,011
6-mo. BBSW, 4.64%	Semi-Annual	3.61%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	590	(11,545)	718	(12,263)
3.61%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	15,000	293,932	111	293,821
6-mo. PRIBOR, 3.86%	Semi-Annual	3.61%	Annual	03/19/25 (a)	03/19/30	CZK	17,000	1,211	9	1,202
3.65%	Annual	1-day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	1,000	18,607	160	18,447
3.69%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,500	26,169	11	26,158
3.71%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,500	25,036	11	25,025
3.72%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,500	24,666	11	24,655
3.73%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,500	24,339	11	24,328
6-mo. NIBOR, 4.73%	Semi-Annual	3.73%	Annual	03/19/25 (a)	03/19/30	NOK	3,340	(3,439)	14	(3,453)
6-mo. NIBOR, 4.73%	Semi-Annual	3.74%	Annual	03/19/25 (a)	03/19/30	NOK	4,100	(3,945)	1,378	(5,323)
3-mo. BBR, 5.24%	Quarterly	3.76%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	320	44	2	42
3.77%	Annual	1-day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	1,000	12,130	(9,401)	21,531
3-mo. BBR, 5.24%	Quarterly	3.78%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	330	193	2	191
3.80%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,000	14,164	8	14,156
3.81%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,000	13,845	8	13,837
6-mo. NIBOR, 4.73%	Semi-Annual	3.88%	Annual	03/19/25 (a)	03/19/30	NOK	3,840	(1,582)	(331)	(1,251)
6-mo. BBSW, 4.64%	Semi-Annual	3.95%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	360	(3,499)	3	(3,502)
3.96%	Annual	1-day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	4,000	4,892	645	4,247
3.98%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	4,000	35,857	30	35,827
4.10%	Semi-Annual	6-mo. WIBOR, 5.84%	Annual	03/19/25 (a)	03/19/30	PLN	2,810	25,691	8	25,683
4.18%	Semi-Annual	6-mo. WIBOR, 5.84%	Annual	03/19/25 (a)	03/19/30	PLN	1,310	10,851	3	10,848
6-mo. BBSW, 4.64%	Semi-Annual	4.19%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	560	(1,587)	(350)	(1,237)
4.20%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,000	2,632	8	2,624
4.26%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	2,000	1,886	195	1,691
4.28%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	3,000	21,497	8	21,489
4.32%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	4,000	27,293	12	27,281
4.37%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	4,000	25,184	12	25,172
4.40%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	660	3,912	2	3,910
4.42%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	440	2,515	1	2,514
54
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.55%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	3,000	$ 12,909	$ 8	$ 12,901
4.89%	Annual	6-mo. WIBOR, 5.84%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	4,000	3,040	12	3,028
4.91%	Semi-Annual	6-mo. WIBOR, 5.84%	Annual	03/19/25 (a)	03/19/30	PLN	1,460	879	4	875
3-mo. JIBAR, 8.02%	Quarterly	7.46%	Quarterly	03/19/25 (a)	03/19/30	ZAR	4,640	(5,577)	3	(5,580)
3-mo. JIBAR, 8.02%	Quarterly	7.91%	Quarterly	03/19/25 (a)	03/19/30	ZAR	16,000	(2,818)	10	(2,828)
3-mo. JIBAR, 8.02%	Quarterly	7.95%	Quarterly	03/19/25 (a)	03/19/30	ZAR	21,000	(1,783)	14	(1,797)
6.11%	Quarterly	1-day MIBOR, 6.61%	Quarterly	03/19/25 (a)	03/19/30	INR	18,500	1,500	2	1,498
6.11%	Semi-Annual	1-day MIBOR, 6.61%	Semi-Annual	03/19/25 (a)	03/19/30	INR	49,500	3,848	7	3,841
3.38%	Annual	1-day SOFR, 4.90%	Annual	N/A	10/09/34	USD	362	12,180	6	12,174
6-mo. EURIBOR, 2.86%	Semi-Annual	2.37%	Annual	12/18/24 (a)	12/18/34	EUR	4,130	(17,265)	(49,698)	32,433
6-mo. EURIBOR, 2.86%	Semi-Annual	2.42%	Annual	12/18/24 (a)	12/18/34	EUR	30	24	121	(97)
1-day SOFR, 4.90%	Annual	3.12%	Annual	12/18/24 (a)	12/18/34	USD	7,230	(385,139)	(16,711)	(368,428)
1-day SONIA, 4.95%	Annual	3.41%	Annual	12/18/24 (a)	12/18/34	GBP	5,660	(349,317)	5,286	(354,603)
1-day SOFR, 4.90%	Annual	3.48%	Annual	12/18/24 (a)	12/18/34	USD	3,780	(87,191)	(28,936)	(58,255)
1-day SONIA, 4.95%	Annual	3.61%	Annual	12/18/24 (a)	12/18/34	GBP	800	(32,616)	(15,068)	(17,548)
3.76%	Annual	1-day SOFR, 4.90%	Annual	12/18/24 (a)	12/18/34	USD	4,810	5,567	11,427	(5,860)
1-day SONIA, 4.95%	Annual	3.82%	Annual	12/18/24 (a)	12/18/34	GBP	1,010	(19,557)	(9,265)	(10,292)
3.86%	Annual	1-day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/34	GBP	3,720	54,793	(9,609)	64,402
3.91%	Annual	1-day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/34	GBP	1,870	17,631	15,032	2,599
2.49%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	02/19/54	EUR	613	(48,581)	23	(48,604)
2.51%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	02/20/54	EUR	613	(50,879)	23	(50,902)
2.51%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	02/20/54	EUR	628	(53,257)	24	(53,281)
2.51%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	03/01/54	EUR	305	(25,861)	12	(25,873)
2.46%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	03/22/54	EUR	128	(9,353)	5	(9,358)
2.54%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	04/22/54	EUR	496	(47,254)	(1,022)	(46,232)
2.64%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	05/31/54	EUR	750	(75,560)	(6,319)	(69,241)
2.43%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	06/19/54	EUR	168	(8,524)	6	(8,530)
2.43%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	06/20/54	EUR	163	(8,297)	6	(8,303)
6-mo. EURIBOR, 2.86%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	114	6,158	4	6,154
6-mo. EURIBOR, 2.86%	Semi-Annual	2.26%	Annual	N/A	10/22/54	EUR	120	2,236	(583)	2,819
2.23%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	12/18/24 (a)	12/18/54	EUR	4,160	(59,856)	(15,321)	(44,535)
2.29%	Semi-Annual	6-mo. EURIBOR, 2.86%	Annual	12/18/24 (a)	12/18/54	EUR	2,250	(65,087)	15,684	(80,771)
1-day SOFR, 4.90%	Annual	3.64%	Annual	12/18/24 (a)	12/18/54	USD	2,180	2,604	1,265	1,339
1-day SONIA, 4.95%	Annual	3.99%	Annual	12/18/24 (a)	12/18/54	GBP	1,760	(31,134)	17,538	(48,672)
1-day SONIA, 4.95%	Annual	4.02%	Annual	12/18/24 (a)	12/18/54	GBP	890	(8,844)	(6,799)	(2,045)
								$ (86,002)	$ (65,797)	$ (20,205)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	12/20/29	USD	176	$ (5,489)	$ (5,041)	$ (448)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,807)	(2,631)	(176)
Dominion Energy Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,455)	(2,413)	(42)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	100	2,444	3,123	(679)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	251	6,134	7,837	(1,703)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	64	3,236	3,202	34
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	74	5,298	6,065	(767)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	7	479	548	(69)
							$ 6,840	$ 10,690	$ (3,850)
Schedule of Investments
55

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 9.64%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	237,498	$ 30	$ —	$ 30
9.81%	At Termination	1-day COOIS, 9.64%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	355,023	(18)	—	(18)
1-day BZDIOVER, 0.40%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	919	(1,273)	—	(1,273)
1-day BZDIOVER, 0.40%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	575	(638)	—	(638)
7.76%	At Termination	1-day COOIS, 9.64%	At Termination	Citibank N.A.	11/05/24	11/05/25	COP	624,054	734	—	734
1-day BZDIOVER, 0.40%	At Termination	10.78%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,800	(10,038)	—	(10,038)
1-day BZDIOVER, 0.40%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	9	(86)	—	(86)
10.97%	At Termination	1-day BZDIOVER, 0.40%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	743	4,880	—	4,880
11.57%	At Termination	1-day BZDIOVER, 0.40%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	437	1,789	—	1,789
1-day BZDIOVER, 0.40%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	606	(7,586)	—	(7,586)
1-day BZDIOVER, 0.40%	At Termination	12.13%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,000	(29,136)	—	(29,136)
									$ (41,342)	$ —	$ (41,342)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	Quarterly	GS Intraday Delta Replication VX Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	9	$ (9,109)	$ —	$ (9,109)
Fixed, 0.00%	Quarterly	GS Intraday Delta Replication VX Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	7	(7,423)	—	(7,423)
									$ (16,532)	$ —	$ (16,532)
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 867,203	$ (425,978)	$ 2,680,062	$ (2,724,970)	$ —
OTC Swaps	20,775	(10,085)	7,467	(69,191)	—
Options Written	N/A	N/A	46,637	(111,766)	(203,967)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

56
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,943,987	$ —	$ 1,943,987
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,728,290	—	—	1,728,290
Options purchased Investments at value — unaffiliated(b)	—	2,414	—	84,571	321,075	—	408,060
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	10,625	—	—	2,641,168	28,269	2,680,062
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	20,809	—	—	7,433	—	28,242
	$ —	$ 33,848	$ —	$ 1,812,861	$ 4,913,663	$ 28,269	$ 6,788,641
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 4,839,249	$ —	$ 4,839,249
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,401,103	—	—	1,401,103
Options written Options written at value	—	975	—	10,520	192,472	—	203,967
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	2,151	—	—	2,661,373	61,446	2,724,970
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	13,969	16,532	—	48,775	—	79,276
	$ —	$ 17,095	$ 16,532	$ 1,411,623	$ 7,741,869	$ 61,446	$ 9,248,565

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,318,098	$ —	$ 302,900	$ —	$ 3,620,998
Forward foreign currency exchange contracts	—	—	—	(178,559)	—	—	(178,559)
Options purchased(a)	—	—	127,839	(80,600)	117,663	—	164,902
Options written	—	—	22,585	22,174	361,980	—	406,739
Swaps	—	501,915	—	—	(2,319,343)	477,378	(1,340,050)
	$ —	$ 501,915	$ 3,468,522	$ (236,985)	$ (1,536,800)	$ 477,378	$ 2,674,030
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,950,984)	$ —	$ (1,950,984)
Forward foreign currency exchange contracts	—	—	—	350,724	—	—	350,724
Options purchased(b)	—	(1,054)	—	(12,952)	87,736	—	73,730
Options written	—	608	—	(4,711)	(94,852)	—	(98,955)
Swaps	—	(15,140)	(16,532)	—	(97,833)	(31,634)	(161,139)
	$ —	$ (15,586)	$ (16,532)	$ 333,061	$ (2,055,933)	$ (31,634)	$ (1,786,624)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Schedule of Investments
57

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$163,309,140
Average notional value of contracts — short	$77,344,904
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$64,736,091
Average amounts sold — in USD	$53,304,266
Options:
Average value of option contracts purchased	$149,625
Average value of option contracts written	$67,346
Average notional value of swaption contracts purchased	$69,190,931
Average notional value of swaption contracts written	$107,730,922
Credit default swaps:
Average notional value — buy protection	$9,907,887
Average notional value — sell protection	$11,729,004
Interest rate swaps:
Average notional value — pays fixed rate	$204,251,393
Average notional value — receives fixed rate	$425,710,810
Inflation swaps:
Average notional value — pays fixed rate	$3,754,054
Average notional value — receives fixed rate	$2,670,237
Total return swaps:
Average notional value	$971,384
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 127,605	$ 529,243
Forward foreign currency exchange contracts	1,728,290	1,401,103
Options	408,060 (a)	203,967
Swaps — centrally cleared	—	17,911
Swaps — OTC(b)	28,242	79,276
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,292,197	2,231,500
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(129,265)	(549,464)
Total derivative assets and liabilities subject to an MNA	$ 2,162,932	$ 1,682,036

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 271,449	$ (269,900)	$ —	$ —	$ 1,549
Barclays Bank PLC	710,226	(310,782)	—	—	399,444
BNP Paribas SA	65,414	(65,414)	—	—	—
Citibank N.A.	282,850	(222,568)	—	—	60,282
Goldman Sachs International	213,134	(213,134)	—	—	—
Morgan Stanley & Co. International PLC	247,411	(159,990)	—	—	87,421
Royal Bank of Canada	47,007	(47,007)	—	—	—
Toronto-Dominion Bank	172,171	(107,406)	—	—	64,765
UBS AG	153,270	(47,775)	—	—	105,495
	$ 2,162,932	$ (1,443,976)	$ —	$ —	$ 718,956
58
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 269,900	$ (269,900)	$ —	$ —	$ —
Barclays Bank PLC	310,782	(310,782)	—	—	—
BNP Paribas SA	107,093	(65,414)	—	—	41,679
Citibank N.A.	222,568	(222,568)	—	—	—
Goldman Sachs International	380,613	(213,134)	—	—	167,479
Morgan Stanley & Co. International PLC	159,990	(159,990)	—	—	—
Royal Bank of Canada	75,909	(47,007)	—	—	28,902
Toronto-Dominion Bank	107,406	(107,406)	—	—	—
UBS AG	47,775	(47,775)	—	—	—
	$ 1,682,036	$ (1,443,976)	$ —	$ —	$ 238,060

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 66,500,529	$ 250,000	$ 66,750,529
Common Stocks	236,783	—	—	236,783
Corporate Bonds	—	266,896,504	469,890	267,366,394
Foreign Agency Obligations	—	25,198,802	—	25,198,802
Municipal Bonds	—	3,857,184	—	3,857,184
Non-Agency Mortgage-Backed Securities	—	104,220,184	—	104,220,184
Preferred Securities
Capital Trust	—	19,876	—	19,876
Preferred Stocks	40,298	—	—	40,298
U.S. Government Sponsored Agency Securities	—	349,680,766	—	349,680,766
U.S. Treasury Obligations	—	217,165,335	—	217,165,335
Short-Term Securities
Foreign Agency Obligations	—	239,139	—	239,139
Money Market Funds	142,231,169	—	—	142,231,169
U.S. Treasury Obligations	—	7,086,306	—	7,086,306
Options Purchased
Credit Contracts	—	2,414	—	2,414
Foreign Currency Exchange Contracts	—	84,571	—	84,571
Interest Rate Contracts	1,660	319,415	—	321,075
Liabilities
Investments
Investments Sold Short
U.S. Treasury Obligations	—	(126,568)	—	(126,568)
TBA Sale Commitments	—	(64,603,753)	—	(64,603,753)
	$ 142,509,910	$ 976,540,704	$ 719,890	$ 1,119,770,504
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 10,659	$ —	$ 10,659
Schedule of Investments
59

Schedule of Investments (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Foreign Currency Exchange Contracts	$ —	$ 1,728,290	$ —	$ 1,728,290
Interest Rate Contracts	1,943,987	2,648,601	—	4,592,588
Other Contracts	—	28,269	—	28,269
Liabilities
Credit Contracts	—	(7,010)	—	(7,010)
Equity Contracts	—	(16,532)	—	(16,532)
Foreign Currency Exchange Contracts	—	(1,411,623)	—	(1,411,623)
Interest Rate Contracts	(4,841,559)	(2,900,310)	—	(7,741,869)
Other Contracts	—	(61,446)	—	(61,446)
	$ (2,897,572)	$ 18,898	$ —	$ (2,878,674)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
60
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

BlackRock Diversified Fixed Income Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,042,269,656
Investments, at value — affiliated(c)	142,231,169
Cash pledged:
Collateral — exchange-traded options written	84,000
Collateral — OTC derivatives	460,000
Collateral — TBA commitments	2,481,000
Futures contracts	4,926,000
Centrally cleared swaps	5,469,645
Foreign currency, at value(d)	2,505,167
Receivables:
Investments sold	6,589,834
Options written	314,543
Securities lending income — affiliated	3,766
TBA sale commitments	65,241,663
Dividends — affiliated	1,042,157
Interest — unaffiliated	5,975,878
Variation margin on futures contracts	127,605
Swap premiums paid	20,775
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,728,290
OTC swaps	7,467
Prepaid expenses	6,975
Total assets	1,281,485,590
LIABILITIES
Investments sold short, at value(e)	126,568
Bank overdraft	21,348
Collateral on securities loaned	10,496,826
Options written, at value(f)	203,967
TBA sale commitments, at value(g)	64,603,753
Payables:
Investments purchased	242,920,918
Swaps	27,426
Administration fees	57,484
Deferred foreign capital gain tax	43
Foreign taxes	114
Investment advisory fees	111,420
Trustees’ and Officer’s fees	1,516
Options written	474,026
Professional fees	37,606
Variation margin on futures contracts	529,243
Variation margin on centrally cleared swaps	17,911
Swap premiums received	10,085
Statement of Assets and Liabilities
61

Statement of Assets and Liabilities  (continued)
October 31, 2024
BlackRock Diversified Fixed Income Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 1,401,103
OTC swaps	69,191
Total liabilities	321,110,548
Commitments and contingent liabilities
NET ASSETS	$ 960,375,042
NET ASSETS CONSIST OF
Paid-in capital	$ 944,000,438
Accumulated earnings	16,374,604
NET ASSETS	$ 960,375,042
(a) Investments, at cost—unaffiliated	$1,036,062,818
(b) Securities loaned, at value	$10,067,116
(c) Investments, at cost—affiliated	$142,228,382
(d) Foreign currency, at cost	$2,534,272
(e) Proceeds received from investments sold short	$129,593
(f) Premiums received	$138,838
(g) Proceeds from TBA sale commitments	$65,241,663
62
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
October 31, 2024

BlackRock Diversified Fixed Income Fund
NET ASSET VALUE
Institutional
Net assets	$ 670,180,595
Shares outstanding	65,886,822
Net asset value	$ 10.17
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 290,194,447
Shares outstanding	30,369,553
Net asset value	$ 9.56
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Statement of Assets and Liabilities
63

Statement of Operations
Year Ended October 31, 2024

BlackRock Diversified Fixed Income Fund
INVESTMENT INCOME
Dividends — affiliated	$4,778,297
Interest — unaffiliated	38,830,583
Securities lending income — affiliated — net	34,094
Foreign taxes withheld	(1,783)
Total investment income	43,641,191
EXPENSES
Investment advisory	2,008,729
Administration — class specific	1,337,112
Professional	37,667
Trustees and Officer	12,884
Miscellaneous	1,134
Total expenses excluding interest expense	3,397,526
Interest expense — unaffiliated	967
Total expenses	3,398,493
Less:
Administration fees waived by the Administrator — class specific	(803,492)
Fees waived and/or reimbursed by the Manager	(872,621)
Fees waived and/or reimbursed by the Administrator/Manager	(50,551)
Total expenses after fees waived and/or reimbursed	1,671,829
Net investment income	41,969,362
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	15,656,016
Investments — affiliated	(17,285)
Forward foreign currency exchange contracts	(178,559)
Foreign currency transactions	(11,377)
Futures contracts	3,620,998
Options written	406,739
Swaps	(1,340,050)
18,136,482
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	22,074,056
Investments — affiliated	2,395
Forward foreign currency exchange contracts	350,724
Foreign currency translations	(38,012)
Futures contracts	(1,950,984)
Options written	(98,955)
Short sales — unaffiliated	3,025
Swaps	(161,139)
20,181,110
Net realized and unrealized gain	38,317,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,286,954
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(113)
(b) Net of increase in deferred foreign capital gain tax of	$(43)
See notes to financial statements.
64
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Diversified Fixed Income Fund
	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$41,969,362	$7,932,135
Net realized gain (loss)	18,136,482	(6,600,223)
Net change in unrealized appreciation (depreciation)	20,181,110	(16,109,665)
Net increase (decrease) in net assets resulting from operations	80,286,954	(14,777,753)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(27,369,799)	(451,133)
Class K	(14,126,941)	(7,186,724)
Decrease in net assets resulting from distributions to shareholders	(41,496,740)	(7,637,857)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	295,893,560	648,106,878
NET ASSETS
Total increase in net assets	334,683,774	625,691,268
Beginning of period	625,691,268	—
End of period	$960,375,042	$625,691,268

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
65

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund
	Institutional
	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Net asset value, beginning of period	$9.65	$10.00
Net investment income(b)	0.53	0.06
Net realized and unrealized gain (loss)	0.51	(0.36)
Net increase (decrease) from investment operations	1.04	(0.30)
Distributions(c)
From net investment income	(0.50)	(0.05)
From net realized gain	(0.02)	—
Total distributions	(0.52)	(0.05)
Net asset value, end of period	$10.17	$9.65
Total Return(d)
Based on net asset value	10.92%	(2.96)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.46%	0.45%(g)
Total expenses after fees waived and/or reimbursed	0.24%	0.24%(g)
Net investment income	5.19%	5.00%(g)
Supplemental Data
Net assets, end of period (000)	$670,181	$413,831
Portfolio turnover rate(h)	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	319%	205%
See notes to financial statements.
66
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund (continued)
	Class K
	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Net asset value, beginning of period	$9.06	$10.00
Net investment income(b)	0.51	0.35
Net realized and unrealized gain (loss)	0.49	(0.96)
Net increase (decrease) from investment operations	1.00	(0.61)
Distributions(c)
From net investment income	(0.48)	(0.33)
From net realized gain	(0.02)	—
Total distributions	(0.50)	(0.33)
Net asset value, end of period	$9.56	$9.06
Total Return(d)
Based on net asset value	11.17%	(6.21)%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.36%	0.37%(h)
Total expenses after fees waived and/or reimbursed	0.14%	0.13%(h)
Net investment income	5.29%	4.58%(h)
Supplemental Data
Net assets, end of period (000)	$290,194	$211,860
Portfolio turnover rate(i)	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	319%	205%
See notes to financial statements.
Financial Highlights
67

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Fixed Income Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
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Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements
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Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
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issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Notes to Financial Statements
71

Notes to Financial Statements  (continued)

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short  and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BMO Capital Markets Corp.	$ 240,684	$ (240,684)	$ —	$ —
HSBC Securities (USA), Inc.	823,705	(823,705)	—	—
J.P. Morgan Securities LLC	3,539,899	(3,539,899)	—	—
Jefferies LLC	432,077	(432,077)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	53,638	(53,638)	—	—
Morgan Stanley	181,421	(181,421)	—	—
RBC Capital Markets LLC	2,089,365	(2,089,365)	—	—
Toronto-Dominion Bank	36,635	(36,635)	—	—
UBS Securities LLC	649,365	(649,365)	—	—
Wells Fargo Bank N.A.	148,300	(148,300)	—	—
Wells Fargo Securities LLC	1,872,027	(1,872,027)	—	—
	$ 10,067,116	$ (10,067,116)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value
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Notes to Financial Statements  (continued)

of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
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•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
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Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion – $3 billion	0.24
$3 billion – $5 billion	0.23
$5 billion – $10 billion	0.22
Greater than $10 billion	0.21
The Manager contractually agreed to waive 0.10% of its investment advisory fees through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended October 31,2024, the Manager waived $803,491 pursuant to this agreement.
With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators.  For such services, BAL charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.20% of the average daily net assets of the Fund’s Institutional Shares and 0.10% of the average daily net assets of the Fund’s Class K Shares.
For the year ended October 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 1,067,241	$ 269,871	$ 1,337,112
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BAL contractually agreed to waive 0.10% of its administration fees for each of Institutional Shares and Class K Shares through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees,or by a vote of a majority of the outstanding voting securities of the Fund. These
Notes to Financial Statements
75

Notes to Financial Statements  (continued)

amounts waived by the Administrator are included in administration fees waived by the Administrator — class specific in the Statement of Operations. For the year ended October 31, 2024, class specific expense waivers were as follows:
Administration Fees Waived by the Administrator- Class Specific
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 533,621	$ 269,871	$ 803,492
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended October 31, 2024, the amount waived was $68,907.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended October 31, 2024, the Manager waived $223 in investment advisory fees pursuant to this arrangement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit against the administration and/or investment advisory fees paid by the Fund in an amount equal to these independent expenses as applicable, through June 30, 2034. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the year ended October 31, 2024, the amount waived was $50,551.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended October 31, 2024, the Fund paid BTC $12,125 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
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purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Diversified Fixed Income Fund	$ 3,923,288,710	$ 3,759,953,740	$ 543,054,562	$ 331,701,424
For the year ended October 31, 2024, purchases and sales related to mortgage dollar rolls were $1,512,441,371 and $1,511,498,530, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/24	Year Ended 10/31/23
BlackRock Diversified Fixed Income Fund
Ordinary income	$ 41,496,740	$ 7,637,857
As of October 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Net Unrealized Gains (Losses)(a)	Total
BlackRock Diversified Fixed Income Fund	$ 10,228,257	$ 6,146,347	$ 16,374,604

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements and amortization methods for premiums and discounts on fixed income securities.

During the year ended October 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Diversified Fixed Income Fund	$ 7,189,904
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	$ 1,179,075,184	$ 25,344,491	$ (19,149,394)	$ 6,195,097
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual
Notes to Financial Statements
77

Notes to Financial Statements  (continued)

funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.  The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
78
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 10/31/24		Period from 01/18/23(a) to 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund
Institutional(b)
Shares sold	31,107,580	$ 311,339,110	42,847,575	$ 415,675,560
Shares issued in reinvestment of distributions	2,677,918	27,369,799	46,749	451,133
Shares redeemed	(10,793,000)	(109,528,346)	—	—
	22,992,498	$ 229,180,563	42,894,324	$ 416,126,693
Class K(c)
Shares sold	5,519,558	$ 52,586,056	22,626,786	$ 224,793,561
Shares issued in reinvestment of distributions	1,473,138	14,126,941	750,081	7,186,724
Shares redeemed	—	—	(10)	(100)
	6,992,696	$ 66,712,997	23,376,857	$ 231,980,185
	29,985,194	$ 295,893,560	66,271,181	$ 648,106,878

(a)	Commencement of operations.
(b)	The share class commenced operations on September 19, 2023.
(c)	On the close of business on September 18, 2023, all of the issued and outstanding shares were redesignated as Class K Shares.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock Diversified Fixed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Diversified Fixed Income Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for the year ended October 31, 2024 and for the period January 18, 2023 (commencement of operations) through October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2024 and for the period January 18, 2023 (commencement of operations) through October 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
80
2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the for the fiscal year ended October 31, 2024:
Fund Name	Federal Obligation Interest
BlackRock Diversified Fixed Income Fund	$ 10,020,607
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
Fund Name	Interest Dividends
BlackRock Diversified Fixed Income Fund	$ 35,978,139
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Diversified Fixed Income Fund	$ 33,688,125	$ 1,171,883
Important Tax Information
81

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
82
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
83

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Diversified Fixed Income Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement[s], including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
84
2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the since-inception period reported, the Fund ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
85

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
86
2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in This Report
87

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund
• BlackRock LifePath® ESG Index 2030 Fund
• BlackRock LifePath® ESG Index 2035 Fund
• BlackRock LifePath® ESG Index 2040 Fund
• BlackRock LifePath® ESG Index 2045 Fund
• BlackRock LifePath® ESG Index 2050 Fund
• BlackRock LifePath® ESG Index 2055 Fund
• BlackRock LifePath® ESG Index 2060 Fund
• BlackRock LifePath® ESG Index 2065 Fund
• BlackRock LifePath® ESG Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 39.9%
iShares Developed Real Estate Index Fund, Class K	20,536	$ 170,453
iShares ESG Aware MSCI EAFE ETF(b)	6,623	527,654
iShares ESG Aware MSCI EM ETF(b)	6,695	235,999
iShares ESG Aware MSCI USA ETF(b)	13,504	1,682,733
iShares ESG Aware MSCI USA Small-Cap ETF	5,295	219,584
iShares MSCI Canada ETF	1,627	66,105
iShares MSCI EAFE Small-Cap ETF	1,349	85,608
iShares MSCI Emerging Markets Small-Cap ETF	654	40,188
		3,028,324
Fixed-Income Funds — 60.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	84,115	3,970,228
iShares TIPS Bond ETF	5,553	601,445
		4,571,673
Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,619,262	1,620,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	15,764	15,764
		1,636,159
Total Investments — 121.8% (Cost: $8,689,426)		9,236,156
Liabilities in Excess of Other Assets — (21.8)%		(1,652,108)
Net Assets — 100.0%		$ 7,584,048

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,738	$ 1,344,801 (a)	$ —	$ 834	$ 22	$ 1,620,395	1,619,262	$ 1,812 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,436	10,328 (a)	—	—	—	15,764	15,764	468	—
iShares Developed Real Estate Index Fund, Class K	63,701	130,373	(8,907)	(41)	(14,673)	170,453	20,536	7,497	23,380
iShares ESG Aware MSCI EAFE ETF	205,810	325,500	(32,011)	1,212	27,143	527,654	6,623	7,154	—
iShares ESG Aware MSCI EM ETF	87,552	153,611	(17,962)	(2,303)	15,101	235,999	6,695	2,626	—
iShares ESG Aware MSCI USA ETF	635,387	990,614	(157,097)	7,100	206,729	1,682,733	13,504	9,980	—
iShares ESG Aware MSCI USA Small-Cap ETF	99,350	125,236	(34,715)	3,447	26,266	219,584	5,295	1,354	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,520,518	2,515,191	(124,079)	(22,233)	80,831	3,970,228	84,115	67,889	—
iShares MSCI Canada ETF	23,615	38,636	(2,058)	16	5,896	66,105	1,627	624	—
iShares MSCI EAFE Small-Cap ETF	32,447	52,326	(2,779)	37	3,577	85,608	1,349	1,056	—
iShares MSCI Emerging Markets Small-Cap ETF	14,878	24,438	(1,285)	41	2,116	40,188	654	424	—
iShares TIPS Bond ETF	236,543	374,151	(18,912)	(2,907)	12,570	601,445	5,553	7,338	—
				$ (14,797)	$ 365,578	$ 9,236,156		$ 108,222	$ 23,380

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,028,324	$ —	$ —	$ 3,028,324
Fixed-Income Funds	4,571,673	—	—	4,571,673
Money Market Funds	1,636,159	—	—	1,636,159
	$9,236,156	$—	$—	$9,236,156
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 53.7%
iShares Developed Real Estate Index Fund, Class K	17,752	$ 147,340
iShares ESG Aware MSCI EAFE ETF(b)	7,426	591,629
iShares ESG Aware MSCI EM ETF(b)	7,424	261,696
iShares ESG Aware MSCI USA ETF(b)	14,320	1,784,415
iShares ESG Aware MSCI USA Small-Cap ETF	5,313	220,330
iShares MSCI Canada ETF	1,732	70,371
iShares MSCI EAFE Small-Cap ETF(b)	1,510	95,825
iShares MSCI Emerging Markets Small-Cap ETF	757	46,518
		3,218,124
Fixed-Income Funds — 46.4%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	49,859	2,353,345
iShares TIPS Bond ETF	3,975	430,532
		2,783,877
Security	Shares	Value

Money Market Funds — 18.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,107,927	$ 1,108,703
Total Investments — 118.6% (Cost: $6,281,814)		7,110,704
Liabilities in Excess of Other Assets — (18.6)%		(1,115,157)
Net Assets — 100.0%		$ 5,995,547

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 43,884	$ 1,063,893 (a)	$ —	$ 841	$ 85	$ 1,108,703	1,107,927	$ 3,215 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,045	—	(10,045)(a)	—	—	—	—	1,807	—
iShares Developed Real Estate Index Fund, Class K	135,775	95,728	(92,069)	(360)	8,266	147,340	17,752	9,773	22,966
iShares ESG Aware MSCI EAFE ETF	560,003	261,703	(337,965)	26,372	81,516	591,629	7,426	19,358	—
iShares ESG Aware MSCI EM ETF	241,568	132,192	(160,116)	(1,633)	49,685	261,696	7,424	7,280	—
iShares ESG Aware MSCI USA ETF	1,633,749	764,039	(1,189,161)	136,145	439,643	1,784,415	14,320	24,582	—
iShares ESG Aware MSCI USA Small-Cap ETF	199,204	95,985	(138,961)	13,447	50,655	220,330	5,313	2,909	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,938,492	1,357,650	(1,062,310)	(145,234)	264,747	2,353,345	49,859	86,477	—
iShares MSCI Canada ETF	64,591	30,892	(43,379)	3,742	14,525	70,371	1,732	1,675	—
iShares MSCI EAFE Small-Cap ETF	90,508	41,089	(51,788)	1,834	14,182	95,825	1,510	2,850	—
iShares MSCI Emerging Markets Small-Cap ETF	39,847	19,046	(19,366)	1,189	5,802	46,518	757	1,155	—
iShares TIPS Bond ETF	369,977	215,494	(176,453)	(26,566)	48,080	430,532	3,975	10,897	—
				$ 9,777	$ 977,186	$ 7,110,704		$ 171,978	$ 22,966

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,218,124	$ —	$ —	$ 3,218,124
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 2,783,877	$ —	$ —	$ 2,783,877
Money Market Funds	1,108,703	—	—	1,108,703
	$7,110,704	$—	$—	$7,110,704
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 65.8%
iShares Developed Real Estate Index Fund, Class K	15,243	$ 126,518
iShares ESG Aware MSCI EAFE ETF(b)	6,187	492,918
iShares ESG Aware MSCI EM ETF(b)	6,160	217,140
iShares ESG Aware MSCI USA ETF	11,902	1,483,108
iShares ESG Aware MSCI USA Small-Cap ETF	4,259	176,621
iShares MSCI Canada ETF	1,531	62,205
iShares MSCI EAFE Small-Cap ETF(b)	1,245	79,008
iShares MSCI Emerging Markets Small-Cap ETF	615	37,792
		2,675,310
Fixed-Income Funds — 34.4%
iShares ESG Aware U.S. Aggregate Bond ETF	24,426	1,152,907
iShares TIPS Bond ETF	2,282	247,163
		1,400,070
Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	797,411	797,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	8,666	8,666
		806,636
Total Investments — 120.0% (Cost: $4,258,397)		4,882,016
Liabilities in Excess of Other Assets — (20.0)%		(812,267)
Net Assets — 100.0%		$ 4,069,749

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 824,810	$ —	$ (27,637)(a)	$ 792	$ 5	$ 797,970	797,411	$ 2,607 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,047	619 (a)	—	—	—	8,666	8,666	504	—
iShares Developed Real Estate Index Fund, Class K	100,506	43,781	(22,721)	(385)	5,337	126,518	15,243	7,323	17,573
iShares ESG Aware MSCI EAFE ETF	414,698	90,300	(89,613)	2,841	74,692	492,918	6,187	14,182	—
iShares ESG Aware MSCI EM ETF	178,041	49,793	(47,885)	(5,002)	42,193	217,140	6,160	5,317	—
iShares ESG Aware MSCI USA ETF	1,180,123	193,101	(296,022)	16,448	389,458	1,483,108	11,902	17,600	—
iShares ESG Aware MSCI USA Small-Cap ETF	127,656	35,314	(27,245)	1,248	39,648	176,621	4,259	1,901	—
iShares ESG Aware U.S. Aggregate Bond ETF	826,831	369,196	(92,986)	(18,974)	68,840	1,152,907	24,426	37,686	—
iShares MSCI Canada ETF	48,213	6,528	(5,941)	177	13,228	62,205	1,531	1,258	—
iShares MSCI EAFE Small-Cap ETF	66,832	11,113	(10,822)	144	11,741	79,008	1,245	2,125	—
iShares MSCI Emerging Markets Small-Cap ETF	29,963	5,727	(3,375)	34	5,443	37,792	615	856	—
iShares TIPS Bond ETF	184,115	73,661	(20,601)	(3,847)	13,835	247,163	2,282	5,756	—
				$ (6,524)	$ 664,420	$ 4,882,016		$ 97,115	$ 17,573

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,675,310	$ —	$ —	$ 2,675,310
Fixed-Income Funds	1,400,070	—	—	1,400,070
Money Market Funds	806,636	—	—	806,636
	$4,882,016	$—	$—	$4,882,016
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 77.0%
iShares Developed Real Estate Index Fund, Class K	45,579	$ 378,308
iShares ESG Aware MSCI EAFE ETF(b)	18,169	1,447,524
iShares ESG Aware MSCI EM ETF(b)	18,146	639,647
iShares ESG Aware MSCI USA ETF(b)	34,662	4,319,232
iShares ESG Aware MSCI USA Small-Cap ETF	12,267	508,712
iShares MSCI Canada ETF	4,406	179,016
iShares MSCI EAFE Small-Cap ETF(b)	3,644	231,248
iShares MSCI Emerging Markets Small-Cap ETF	1,785	109,688
		7,813,375
Fixed-Income Funds — 23.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	39,444	1,861,757
iShares TIPS Bond ETF	4,358	472,015
		2,333,772
Money Market Funds — 27.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	2,742,457	2,744,377
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	22,323	22,323
		2,766,700
Total Investments — 127.2% (Cost: $11,476,414)		12,913,847
Liabilities in Excess of Other Assets — (27.2)%		(2,761,132)
Net Assets — 100.0%		$ 10,152,715

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 151,554	$ 2,592,085 (a)	$ —	$ 650	$ 88	$ 2,744,377	2,742,457	$ 6,094 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,338	7,985 (a)	—	—	—	22,323	22,323	3,586	—
iShares Developed Real Estate Index Fund, Class K	252,358	299,039	(178,953)	(2,667)	8,531	378,308	45,579	21,508	52,633
iShares ESG Aware MSCI EAFE ETF	1,035,876	917,208	(711,016)	47,400	158,056	1,447,524	18,169	39,930	—
iShares ESG Aware MSCI EM ETF	453,796	415,379	(327,788)	2,374	95,886	639,647	18,146	14,225	—
iShares ESG Aware MSCI USA ETF	2,957,227	2,453,518	(2,221,157)	209,679	919,965	4,319,232	34,662	50,327	—
iShares ESG Aware MSCI USA Small-Cap ETF	293,240	339,630	(228,164)	11,120	92,886	508,712	12,267	5,150	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,107,347	1,412,297	(724,205)	(66,151)	132,469	1,861,757	39,444	56,776	—
iShares MSCI Canada ETF	121,056	101,559	(80,263)	5,233	31,431	179,016	4,406	3,362	—
iShares MSCI EAFE Small-Cap ETF	169,986	142,233	(111,433)	2,948	27,514	231,248	3,644	5,812	—
iShares MSCI Emerging Markets Small-Cap ETF	75,429	69,704	(49,355)	2,744	11,166	109,688	1,785	2,236	—
iShares TIPS Bond ETF	294,933	342,684	(183,805)	(16,478)	34,681	472,015	4,358	9,849	—
				$ 196,852	$ 1,512,673	$ 12,913,847		$ 218,855	$ 52,633

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,813,375	$ —	$ —	$ 7,813,375
Fixed-Income Funds	2,333,772	—	—	2,333,772
Money Market Funds	2,766,700	—	—	2,766,700
	$12,913,847	$—	$—	$12,913,847
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 87.6%
iShares Developed Real Estate Index Fund, Class K	35,932	$ 298,232
iShares ESG Aware MSCI EAFE ETF(b)	14,370	1,144,858
iShares ESG Aware MSCI EM ETF(b)	14,339	505,450
iShares ESG Aware MSCI USA ETF	27,258	3,396,619
iShares ESG Aware MSCI USA Small-Cap ETF	9,552	396,121
iShares MSCI Canada ETF	3,515	142,814
iShares MSCI EAFE Small-Cap ETF(b)	2,883	182,955
iShares MSCI Emerging Markets Small-Cap ETF	1,411	86,706
		6,153,755
Fixed-Income Funds — 12.4%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	13,957	658,771
iShares TIPS Bond ETF	1,938	209,905
		868,676
Money Market Funds — 24.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,670,365	1,671,535
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	14,582	14,582
		1,686,117
Total Investments — 124.0% (Cost: $7,365,796)		8,708,548
Liabilities in Excess of Other Assets — (24.0)%		(1,688,093)
Net Assets — 100.0%		$ 7,020,455

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 67,705	$ 1,602,909 (a)	$ —	$ 921	$ —	$ 1,671,535	1,670,365	$ 3,951 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	9,612	4,970 (a)	—	—	—	14,582	14,582	1,663	—
iShares Developed Real Estate Index Fund, Class K	170,606	174,451	(49,280)	(2,197)	4,652	298,232	35,932	16,703	41,227
iShares ESG Aware MSCI EAFE ETF	725,789	443,183	(181,485)	5,915	151,456	1,144,858	14,370	30,527	—
iShares ESG Aware MSCI EM ETF	321,895	204,799	(103,336)	(4,171)	86,263	505,450	14,339	10,715	—
iShares ESG Aware MSCI USA ETF	2,046,035	1,108,245	(604,186)	22,465	824,060	3,396,619	27,258	38,994	—
iShares ESG Aware MSCI USA Small-Cap ETF	186,058	198,361	(61,924)	2,063	71,563	396,121	9,552	3,797	—
iShares ESG Aware U.S. Aggregate Bond ETF	325,120	376,932	(63,602)	(12,510)	32,831	658,771	13,957	19,999	—
iShares MSCI Canada ETF	84,873	45,921	(15,823)	448	27,395	142,814	3,515	2,572	—
iShares MSCI EAFE Small-Cap ETF	119,996	65,515	(26,508)	97	23,855	182,955	2,883	4,456	—
iShares MSCI Emerging Markets Small-Cap ETF	53,580	31,740	(10,001)	94	11,293	86,706	1,411	1,660	—
iShares TIPS Bond ETF	108,351	115,915	(21,487)	(3,871)	10,997	209,905	1,938	4,547	—
				$ 9,254	$ 1,244,365	$ 8,708,548		$ 139,584	$ 41,227

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,153,755	$ —	$ —	$ 6,153,755
Fixed-Income Funds	868,676	—	—	868,676
Money Market Funds	1,686,117	—	—	1,686,117
	$8,708,548	$—	$—	$8,708,548
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 95.2%
iShares Developed Real Estate Index Fund, Class K	41,680	$ 345,941
iShares ESG Aware MSCI EAFE ETF(b)	17,920	1,427,686
iShares ESG Aware MSCI EM ETF(b)	17,896	630,834
iShares ESG Aware MSCI USA ETF	33,711	4,200,729
iShares ESG Aware MSCI USA Small-Cap ETF	11,853	491,544
iShares MSCI Canada ETF	4,312	175,197
iShares MSCI EAFE Small-Cap ETF(b)	3,605	228,773
iShares MSCI Emerging Markets Small-Cap ETF	1,769	108,705
		7,609,409
Fixed-Income Funds — 4.8%
iShares ESG Aware U.S. Aggregate Bond ETF	5,913	279,094
iShares TIPS Bond ETF	982	106,360
		385,454
Money Market Funds — 26.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	2,060,828	2,062,270
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	17,382	17,382
		2,079,652
Total Investments — 126.0% (Cost: $8,470,934)		10,074,515
Liabilities in Excess of Other Assets — (26.0)%		(2,080,033)
Net Assets — 100.0%		$ 7,994,482

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 90,059	$ 1,971,649 (a)	$ —	$ 537	$ 25	$ 2,062,270	2,060,828	$ 4,956 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,899	2,483 (a)	—	—	—	17,382	17,382	1,625	—
iShares Developed Real Estate Index Fund, Class K	197,418	196,873	(48,476)	(4,023)	4,149	345,941	41,680	19,528	49,221
iShares ESG Aware MSCI EAFE ETF	890,303	530,017	(178,924)	803	185,487	1,427,686	17,920	37,229	—
iShares ESG Aware MSCI EM ETF	386,215	253,313	(107,053)	(4,106)	102,465	630,834	17,896	13,168	—
iShares ESG Aware MSCI USA ETF	2,489,027	1,316,852	(622,347)	14,410	1,002,787	4,200,729	33,711	47,296	—
iShares ESG Aware MSCI USA Small-Cap ETF	230,591	234,934	(62,278)	359	87,938	491,544	11,853	4,628	—
iShares ESG Aware U.S. Aggregate Bond ETF	126,517	168,293	(23,520)	(4,750)	12,554	279,094	5,913	7,941	—
iShares MSCI Canada ETF	102,108	56,437	(16,764)	260	33,156	175,197	4,312	3,120	—
iShares MSCI EAFE Small-Cap ETF	144,749	78,798	(22,872)	(286)	28,384	228,773	3,605	5,407	—
iShares MSCI Emerging Markets Small-Cap ETF	65,337	40,321	(10,641)	(47)	13,735	108,705	1,769	2,048	—
iShares TIPS Bond ETF	49,550	63,036	(9,552)	(1,696)	5,022	106,360	982	2,147	—
				$ 1,461	$ 1,475,702	$ 10,074,515		$ 149,093	$ 49,221

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,609,409	$ —	$ —	$ 7,609,409
Fixed-Income Funds	385,454	—	—	385,454
Money Market Funds	2,079,652	—	—	2,079,652
	$10,074,515	$—	$—	$10,074,515
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.6%
iShares Developed Real Estate Index Fund, Class K	25,073	$ 208,110
iShares ESG Aware MSCI EAFE ETF(b)	11,243	895,730
iShares ESG Aware MSCI EM ETF(b)	11,212	395,223
iShares ESG Aware MSCI USA ETF	21,080	2,626,779
iShares ESG Aware MSCI USA Small-Cap ETF	7,408	307,210
iShares MSCI Canada ETF	2,699	109,660
iShares MSCI EAFE Small-Cap ETF(b)	2,251	142,848
iShares MSCI Emerging Markets Small-Cap ETF	1,106	67,964
		4,753,524
Fixed-Income Funds — 1.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,113	52,534
iShares TIPS Bond ETF(b)	163	17,655
		70,189
Money Market Funds — 31.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,500,212	1,501,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	11,499	11,499
		1,512,761
Total Investments — 131.5% (Cost: $5,216,842)		6,336,474
Liabilities in Excess of Other Assets — (31.5)%		(1,517,427)
Net Assets — 100.0%		$ 4,819,047

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 310,087	$ 1,190,755 (a)	$ —	$ 393	$ 27	$ 1,501,262	1,500,212	$ 2,719 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,260	3,239 (a)	—	—	—	11,499	11,499	818	—
iShares Developed Real Estate Index Fund, Class K	129,298	104,596	(27,648)	(1,098)	2,962	208,110	25,073	11,857	29,740
iShares ESG Aware MSCI EAFE ETF	608,193	263,289	(98,845)	1,076	122,017	895,730	11,243	23,763	—
iShares ESG Aware MSCI EM ETF	267,384	123,101	(58,932)	(3,831)	67,501	395,223	11,212	8,385	—
iShares ESG Aware MSCI USA ETF	1,694,793	585,117	(313,169)	7,223	652,815	2,626,779	21,080	30,093	—
iShares ESG Aware MSCI USA Small-Cap ETF	150,834	138,811	(38,917)	168	56,314	307,210	7,408	2,908	—
iShares ESG Aware U.S. Aggregate Bond ETF	24,281	30,272	(3,474)	(720)	2,175	52,534	1,113	1,495	—
iShares MSCI Canada ETF	70,272	27,046	(9,544)	236	21,650	109,660	2,699	1,981	—
iShares MSCI EAFE Small-Cap ETF	100,463	36,430	(12,981)	(176)	19,112	142,848	2,251	3,468	—
iShares MSCI Emerging Markets Small-Cap ETF	44,997	19,899	(5,947)	(198)	9,213	67,964	1,106	1,317	—
iShares TIPS Bond ETF	8,841	9,475	(1,181)	(234)	754	17,655	163	368	—
				$ 2,839	$ 954,540	$ 6,336,474		$ 89,172	$ 29,740

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,753,524	$ —	$ —	$ 4,753,524
Fixed-Income Funds	70,189	—	—	70,189
Money Market Funds	1,512,761	—	—	1,512,761
	$6,336,474	$—	$—	$6,336,474
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 97.4%
iShares Developed Real Estate Index Fund, Class K	31,717	$ 263,253
iShares ESG Aware MSCI EAFE ETF(b)	13,986	1,114,265
iShares ESG Aware MSCI EM ETF(b)	13,939	491,350
iShares ESG Aware MSCI USA ETF(b)	26,258	3,272,009
iShares ESG Aware MSCI USA Small-Cap ETF	9,203	381,648
iShares MSCI Canada ETF	3,361	136,557
iShares MSCI EAFE Small-Cap ETF(b)	2,784	176,673
iShares MSCI Emerging Markets Small-Cap ETF	1,354	83,203
		5,918,958
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,080	50,976
iShares TIPS Bond ETF	90	9,748
		60,724
Money Market Funds — 41.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	2,487,947	2,489,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	13,275	13,275
		2,502,964
Total Investments — 139.6% (Cost: $7,119,510)		8,482,646
Liabilities in Excess of Other Assets — (39.6)%		(2,404,523)
Net Assets — 100.0%		$ 6,078,123

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 2,488,853 (a)	$ —	$ 759	$ 77	$ 2,489,689	2,487,947	$ 3,833 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	52,300	—	(39,025)(a)	—	—	13,275	13,275	1,011	—
iShares Developed Real Estate Index Fund, Class K	164,729	124,040	(29,137)	(374)	3,995	263,253	31,717	14,792	36,262
iShares ESG Aware MSCI EAFE ETF	748,277	336,547	(126,086)	2,299	153,228	1,114,265	13,986	30,301	—
iShares ESG Aware MSCI EM ETF	325,156	166,668	(77,740)	(3,553)	80,819	491,350	13,939	11,009	—
iShares ESG Aware MSCI USA ETF	2,093,789	764,975	(411,437)	5,712	818,970	3,272,009	26,258	37,436	—
iShares ESG Aware MSCI USA Small-Cap ETF	195,745	163,178	(50,018)	1,078	71,665	381,648	9,203	3,652	—
iShares ESG Aware U.S. Aggregate Bond ETF	33,975	17,918	(3,081)	(603)	2,767	50,976	1,080	1,712	—
iShares MSCI Canada ETF	86,428	37,186	(14,520)	353	27,110	136,557	3,361	2,581	—
iShares MSCI EAFE Small-Cap ETF	122,687	47,749	(17,563)	178	23,622	176,673	2,784	4,429	—
iShares MSCI Emerging Markets Small-Cap ETF	55,194	24,526	(7,579)	(103)	11,165	83,203	1,354	1,727	—
iShares TIPS Bond ETF	5,962	3,845	(433)	(80)	454	9,748	90	230	—
				$ 5,666	$ 1,193,872	$ 8,482,646		$ 112,713	$ 36,262

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,918,958	$ —	$ —	$ 5,918,958
Fixed-Income Funds	60,724	—	—	60,724
Money Market Funds	2,502,964	—	—	2,502,964
	$8,482,646	$—	$—	$8,482,646
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.2%
iShares Developed Real Estate Index Fund, Class K	21,080	$ 174,961
iShares ESG Aware MSCI EAFE ETF(b)	9,544	760,370
iShares ESG Aware MSCI EM ETF(b)	9,523	335,686
iShares ESG Aware MSCI USA ETF(b)	17,896	2,230,021
iShares ESG Aware MSCI USA Small-Cap ETF	6,291	260,888
iShares MSCI Canada ETF	2,295	93,246
iShares MSCI EAFE Small-Cap ETF(b)	1,910	121,209
iShares MSCI Emerging Markets Small-Cap ETF	936	57,517
		4,033,898
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	799	37,713
iShares TIPS Bond ETF	36	3,899
		41,612
Money Market Funds — 34.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	1,407,260	1,408,245
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)	8,639	8,639
		1,416,884
Total Investments — 135.0% (Cost: $4,509,018)		5,492,394
Liabilities in Excess of Other Assets — (35.0)%		(1,423,853)
Net Assets — 100.0%		$ 4,068,541

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 241,416	$ 1,166,297 (a)	$ —	$ 519	$ 13	$ 1,408,245	1,407,260	$ 2,737 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,504	—	(7,865)(a)	—	—	8,639	8,639	645	—
iShares Developed Real Estate Index Fund, Class K	115,218	77,295	(20,694)	231	2,911	174,961	21,080	9,840	24,032
iShares ESG Aware MSCI EAFE ETF	527,007	196,018	(69,905)	1,992	105,258	760,370	9,544	20,428	—
iShares ESG Aware MSCI EM ETF	228,704	98,479	(44,332)	(3,813)	56,648	335,686	9,523	7,490	—
iShares ESG Aware MSCI USA ETF	1,467,752	419,408	(222,535)	3,708	561,688	2,230,021	17,896	25,491	—
iShares ESG Aware MSCI USA Small-Cap ETF	136,933	103,844	(29,510)	163	49,458	260,888	6,291	2,476	—
iShares ESG Aware U.S. Aggregate Bond ETF	25,481	12,846	(2,187)	(477)	2,050	37,713	799	1,246	—
iShares MSCI Canada ETF	60,274	20,354	(6,107)	121	18,604	93,246	2,295	1,761	—
iShares MSCI EAFE Small-Cap ETF	85,396	28,013	(8,408)	107	16,101	121,209	1,910	2,985	—
iShares MSCI Emerging Markets Small-Cap ETF	38,599	15,225	(3,883)	(70)	7,646	57,517	936	1,164	—
iShares TIPS Bond ETF	2,159	1,792	(212)	(1)	161	3,899	36	98	—
				$ 2,480	$ 820,538	$ 5,492,394		$ 76,361	$ 24,032

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,033,898	$ —	$ —	$ 4,033,898
Fixed-Income Funds	41,612	—	—	41,612
Money Market Funds	1,416,884	—	—	1,416,884
	$5,492,394	$—	$—	$5,492,394
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
BlackRock LifePath® ESG Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	10,002	$ 83,013
iShares ESG Aware MSCI EAFE ETF	4,583	365,128
iShares ESG Aware MSCI EM ETF	4,575	161,269
iShares ESG Aware MSCI USA ETF	8,593	1,070,774
iShares ESG Aware MSCI USA Small-Cap ETF	3,068	127,230
iShares MSCI Canada ETF	1,069	43,433
iShares MSCI EAFE Small-Cap ETF	919	58,320
iShares MSCI Emerging Markets Small-Cap ETF	454	27,898
		1,937,065
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	421	19,871
Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)	3,764	$ 3,764
Total Investments — 100.1% (Cost: $2,020,450)		1,960,700
Liabilities in Excess of Other Assets — (0.1)%		(2,574)
Net Assets — 100.0%		$ 1,958,126

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/24/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 3,764 (b)	$ —	$ —	$ —	$ 3,764	3,764	$ 28	$ —
iShares Developed Real Estate Index Fund, Class K	—	101,347	—	—	(18,334)	83,013	10,002	2,584	11,277
iShares ESG Aware MSCI EAFE ETF	—	385,011	(2,340)	(2)	(17,541)	365,128	4,583	—	—
iShares ESG Aware MSCI EM ETF	—	171,957	(5,957)	4	(4,735)	161,269	4,575	—	—
iShares ESG Aware MSCI USA ETF	—	1,105,405	(22,207)	(239)	(12,185)	1,070,774	8,593	3,809	—
iShares ESG Aware MSCI USA Small-Cap ETF	—	128,860	(497)	(5)	(1,128)	127,230	3,068	424	—
iShares ESG Aware U.S. Aggregate Bond ETF	—	20,502	—	—	(631)	19,871	421	62	—
iShares MSCI Canada ETF	—	44,710	(166)	(1)	(1,110)	43,433	1,069	—	—
iShares MSCI EAFE Small-Cap ETF	—	61,584	(200)	(1)	(3,063)	58,320	919	—	—
iShares MSCI Emerging Markets Small-Cap ETF	—	29,049	(127)	(1)	(1,023)	27,898	454	—	—
				$ (245)	$ (59,750)	$ 1,960,700		$ 6,907	$ 11,277

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,937,065	$ —	$ —	$ 1,937,065
Fixed-Income Funds	19,871	—	—	19,871
Money Market Funds	3,764	—	—	3,764
	$1,960,700	$—	$—	$1,960,700
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
October 31, 2024

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 9,236,156	$ 7,110,704	$ 4,882,016	$ 12,913,847
Receivables:
Investments sold	46,974	18,087	36,881	108,525
Securities lending income — affiliated	311	238	203	601
Capital shares sold	26	1,207	1,355	825
Dividends — affiliated	73	46	1	81
From the Administrator	1,076	974	1,313	573
From the Manager	577	581	400	1,083
Total assets	9,285,193	7,131,837	4,922,169	13,025,535
LIABILITIES
Bank overdraft	—	10,972	—	—
Collateral on securities loaned	1,619,549	1,107,724	797,044	2,743,098
Payables:
Investments purchased	48,410	—	38,014	112,335
Trustees’ and Officer’s fees	2,365	1,415	1,406	1,418
Professional fees	30,625	15,894	15,892	15,892
Service fees	196	285	64	77
Total liabilities	1,701,145	1,136,290	852,420	2,872,820
Commitments and contingent liabilities
NET ASSETS	$ 7,584,048	$ 5,995,547	$ 4,069,749	$ 10,152,715
NET ASSETS CONSIST OF
Paid-in capital	$ 7,202,824	$ 5,118,718	$ 3,399,609	$ 8,370,833
Accumulated earnings	381,224	876,829	670,140	1,781,882
NET ASSETS	$ 7,584,048	$ 5,995,547	$ 4,069,749	$ 10,152,715
NET ASSET VALUE
Institutional
Net assets	$ 210,476	$ 124,961	$ 161,336	$ 416,695
Shares outstanding	20,255	10,590	13,093	31,479
Net asset value	$ 10.39	$ 11.80	$ 12.32	$ 13.24
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 959,774	$ 1,414,452	$ 311,151	$ 371,929
Shares outstanding	92,582	120,201	25,313	28,160
Net asset value	$ 10.37	$ 11.77	$ 12.29	$ 13.21
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 6,413,798	$ 4,456,134	$ 3,597,262	$ 9,364,091
Shares outstanding	617,172	377,519	291,792	707,190
Net asset value	$ 10.39	$ 11.80	$ 12.33	$ 13.24
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$8,689,426	$6,281,814	$4,258,397	$11,476,414
(b) Securities loaned, at value	$1,571,714	$1,075,892	$774,330	$2,660,177
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
October 31, 2024

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 8,708,548	$ 10,074,515	$ 6,336,474	$ 8,482,646
Receivables:
Investments sold	76,379	91,331	42,488	48,344
Securities lending income — affiliated	297	355	152	290
Capital shares sold	984	435	1,620	102,175
Dividends — affiliated	2	2	1	2
From the Administrator	932	788	1,230	1,041
From the Manager	802	978	604	727
Total assets	8,787,944	10,168,404	6,382,569	8,635,225
LIABILITIES
Collateral on securities loaned	1,670,460	2,061,870	1,501,116	2,489,167
Payables:
Investments purchased	78,115	94,064	45,027	50,311
Capital shares redeemed	1,396	512	—	—
Trustees’ and Officer’s fees	1,414	1,406	1,432	1,422
Professional fees	15,893	15,894	15,895	15,894
Service fees	211	176	52	308
Total liabilities	1,767,489	2,173,922	1,563,522	2,557,102
Commitments and contingent liabilities
NET ASSETS	$ 7,020,455	$ 7,994,482	$ 4,819,047	$ 6,078,123
NET ASSETS CONSIST OF
Paid-in capital	$ 5,602,395	$ 6,291,416	$ 3,632,880	$ 4,644,733
Accumulated earnings	1,418,060	1,703,066	1,186,167	1,433,390
NET ASSETS	$ 7,020,455	$ 7,994,482	$ 4,819,047	$ 6,078,123
NET ASSET VALUE
Institutional
Net assets	$ 184,102	$ 204,422	$ 222,264	$ 345,353
Shares outstanding	13,341	14,434	15,611	24,137
Net asset value	$ 13.80	$ 14.16	$ 14.24	$ 14.31
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 1,024,585	$ 850,646	$ 251,784	$ 1,503,710
Shares outstanding	74,502	60,264	17,724	105,458
Net asset value	$ 13.75	$ 14.12	$ 14.21	$ 14.26
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 5,811,768	$ 6,939,414	$ 4,344,999	$ 4,229,060
Shares outstanding	420,969	489,852	305,030	295,376
Net asset value	$ 13.81	$ 14.17	$ 14.24	$ 14.32
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$7,365,796	$8,470,934	$5,216,842	$7,119,510
(b) Securities loaned, at value	$1,623,417	$2,003,702	$1,459,298	$2,410,168
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
October 31, 2024

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 5,492,394	$ 1,960,700
Receivables:
Investments sold	32,520	17,942
Securities lending income — affiliated	169	—
Capital shares sold	490	—
Dividends — affiliated	1	16
From the Administrator	1,284	12,281
From the Manager	495	239
Total assets	5,527,353	1,991,178
LIABILITIES
Collateral on securities loaned	1,407,710	—
Payables:
Investments purchased	33,584	18,064
Trustees’ and Officer’s fees	1,408	647
Professional fees	15,892	14,320
Service fees	218	21
Total liabilities	1,458,812	33,052
Commitments and contingent liabilities
NET ASSETS	$ 4,068,541	$ 1,958,126
NET ASSETS CONSIST OF
Paid-in capital	$ 3,030,486	$ 2,000,000
Accumulated earnings (loss)	1,038,055	(41,874)
NET ASSETS	$ 4,068,541	$ 1,958,126
NET ASSET VALUE
Institutional
Net assets	$ 148,983	$ 97,903
Shares outstanding	10,500	10,000
Net asset value	$ 14.19	$ 9.79
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 1,056,773	$ 97,878
Shares outstanding	74,709	10,000
Net asset value	$ 14.15	$ 9.79
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 2,862,785	$ 1,762,345
Shares outstanding	201,690	180,000
Net asset value	$ 14.19	$ 9.79
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
(a) Investments, at cost—affiliated	$4,509,018	$2,020,450
(b) Securities loaned, at value	$1,362,699	$—
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$106,410	$168,763	$94,508	$212,761
Securities lending income — affiliated — net	1,812	3,215	2,607	6,094
Total investment income	108,222	171,978	97,115	218,855
EXPENSES
Reorganization	150,000	—	—	—
Professional	15,890	15,890	15,890	15,890
Trustees and Officer	6,404	6,435	6,404	6,466
Administration — class specific	5,724	9,987	5,761	13,873
Investment advisory	1,854	3,090	1,845	4,506
Service — class specific	541	3,271	668	868
Miscellaneous	56	57	57	58
Total expenses	180,469	38,730	30,625	41,661
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(177,428)	(31,829)	(28,399)	(38,135)
Total expenses after fees waived and/or reimbursed	3,041	6,901	2,226	3,526
Net investment income	105,181	165,077	94,889	215,329
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(14,797)	9,777	(6,524)	196,852
Capital gain distributions from underlying funds — affiliated	23,380	22,966	17,573	52,633
	8,583	32,743	11,049	249,485
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	365,578	977,186	664,420	1,512,673
	365,578	977,186	664,420	1,512,673
Net realized and unrealized gain	374,161	1,009,929	675,469	1,762,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$479,342	$1,175,006	$770,358	$1,977,487
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended October 31, 2024

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$135,633	$144,137	$86,453	$108,880
Securities lending income — affiliated — net	3,951	4,956	2,719	3,833
Total investment income	139,584	149,093	89,172	112,713
EXPENSES
Professional	15,890	15,890	15,890	15,890
Administration — class specific	9,918	10,949	6,675	8,817
Trustees and Officer	6,435	6,435	6,435	6,435
Investment advisory	3,121	3,479	2,155	2,669
Service — class specific	2,375	2,116	553	3,325
Miscellaneous	60	58	57	56
Total expenses	37,799	38,927	31,765	37,192
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(33,803)	(35,538)	(30,616)	(32,592)
Total expenses after fees waived and/or reimbursed	3,996	3,389	1,149	4,600
Net investment income	135,588	145,704	88,023	108,113
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	9,254	1,461	2,839	5,666
Capital gain distributions from underlying funds — affiliated	41,227	49,221	29,740	36,262
	50,481	50,682	32,579	41,928
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,244,365	1,475,702	954,540	1,193,872
	1,244,365	1,475,702	954,540	1,193,872
Net realized and unrealized gain	1,294,846	1,526,384	987,119	1,235,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,430,434	$1,672,088	$1,075,142	$1,343,913
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended October 31, 2024

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund(a)
INVESTMENT INCOME
Dividends — affiliated	$73,624	$6,907
Securities lending income — affiliated — net	2,737	—
Total investment income	76,361	6,907
EXPENSES
Professional	15,890	14,320
Trustees and Officer	6,404	651
Administration — class specific	5,967	314
Service — class specific	2,297	25
Investment advisory	1,813	101
Miscellaneous	55	—
Total expenses	32,426	15,411
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(29,275)	(15,348)
Total expenses after fees waived and/or reimbursed	3,151	63
Net investment income	73,210	6,844
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	2,480	(245)
Capital gain distributions from underlying funds — affiliated	24,032	11,277
	26,512	11,032
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	820,538	(59,750)
	820,538	(59,750)
Net realized and unrealized gain (loss)	847,050	(48,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$920,260	$(41,874)
(a) For the period from September 24, 2024 (commencement of operations) to October 31, 2024.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2030 Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$105,181	$67,182	$165,077	$81,034
Net realized gain (loss)	8,583	(13,745)	32,743	(62,977)
Net change in unrealized appreciation (depreciation)	365,578	(17,240)	977,186	77,278
Net increase in net assets resulting from operations	479,342	36,197	1,175,006	95,335
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,757)	(2,316)	(1,114)	(2,434)
Investor A	(10,412)	(3,383)	(12,649)	(14,081)
Class K	(85,805)	(58,555)	(44,380)	(59,060)
Decrease in net assets resulting from distributions to shareholders	(98,974)	(64,254)	(58,143)	(75,575)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,293,917	1,085,652	(390,704)	2,374,587
NET ASSETS
Total increase in net assets	4,674,285	1,057,595	726,159	2,394,347
Beginning of year	2,909,763	1,852,168	5,269,388	2,875,041
End of year	$7,584,048	$2,909,763	$5,995,547	$5,269,388

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2035 Fund		BlackRock LifePath® ESG Index 2040 Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$94,889	$68,085	$215,329	$90,733
Net realized gain (loss)	11,049	1,540	249,485	(27,400)
Net change in unrealized appreciation (depreciation)	664,420	67,714	1,512,673	10,309
Net increase in net assets resulting from operations	770,358	137,339	1,977,487	73,642
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,369)	(3,785)	(3,022)	(6,076)
Investor A	(2,908)	(4,353)	(2,751)	(4,572)
Class K	(39,920)	(66,326)	(64,614)	(73,771)
Decrease in net assets resulting from distributions to shareholders	(46,197)	(74,464)	(70,387)	(84,419)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	198,079	751,851	1,488,232	4,017,099
NET ASSETS
Total increase in net assets	922,240	814,726	3,395,332	4,006,322
Beginning of year	3,147,509	2,332,783	6,757,383	2,751,061
End of year	$4,069,749	$3,147,509	$10,152,715	$6,757,383

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2045 Fund		BlackRock LifePath® ESG Index 2050 Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$135,588	$81,411	$145,704	$85,870
Net realized gain (loss)	50,481	(19,960)	50,682	(18,111)
Net change in unrealized appreciation (depreciation)	1,244,365	205,245	1,475,702	224,452
Net increase in net assets resulting from operations	1,430,434	266,696	1,672,088	292,211
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,300)	(2,505)	(1,320)	(2,458)
Investor A	(8,290)	(13,651)	(8,100)	(7,896)
Class K	(33,855)	(63,776)	(39,423)	(74,061)
Decrease in net assets resulting from distributions to shareholders	(43,445)	(79,932)	(48,843)	(84,415)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,497,967	576,220	1,694,223	1,072,004
NET ASSETS
Total increase in net assets	2,884,956	762,984	3,317,468	1,279,800
Beginning of year	4,135,499	3,372,515	4,677,014	3,397,214
End of year	$7,020,455	$4,135,499	$7,994,482	$4,677,014

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2055 Fund		BlackRock LifePath® ESG Index 2060 Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$88,023	$58,406	$108,113	$65,605
Net realized gain (loss)	32,579	(2,567)	41,928	(2,931)
Net change in unrealized appreciation (depreciation)	954,540	167,648	1,193,872	176,862
Net increase in net assets resulting from operations	1,075,142	223,487	1,343,913	239,536
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,607)	(2,525)	(2,070)	(3,845)
Investor A	(1,745)	(2,992)	(10,426)	(8,751)
Class K	(28,037)	(54,762)	(27,225)	(52,369)
Decrease in net assets resulting from distributions to shareholders	(31,389)	(60,279)	(39,721)	(64,965)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	684,937	377,946	938,853	909,663
NET ASSETS
Total increase in net assets	1,728,690	541,154	2,243,045	1,084,234
Beginning of year	3,090,357	2,549,203	3,835,078	2,750,844
End of year	$4,819,047	$3,090,357	$6,078,123	$3,835,078

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2065 Fund		BlackRock LifePath® ESG Index 2070 Fund Period from 09/24/24(a) to 10/31/24
	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$73,210	$48,048	$6,844
Net realized gain	26,512	7,470	11,032
Net change in unrealized appreciation (depreciation)	820,538	126,089	(59,750)
Net increase (decrease) in net assets resulting from operations	920,260	181,607	(41,874)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,705)	(2,403)	—
Investor A	(8,760)	(4,097)	—
Class K	(31,915)	(44,912)	—
Decrease in net assets resulting from distributions to shareholders	(42,380)	(51,412)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	512,874	403,548	2,000,000
NET ASSETS
Total increase in net assets	1,390,754	533,743	1,958,126
Beginning of period	2,677,787	2,144,044	—
End of period	$4,068,541	$2,677,787	$1,958,126

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.29	0.25	0.22	0.17	0.02
Net realized and unrealized gain (loss)	1.38	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	1.67	0.34	(1.87)	1.49	(0.20)
Distributions(c)
From net investment income	(0.28)	(0.23)	(0.21)	(0.17)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.28)	(0.23)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$10.39	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	18.55%	3.78%	(17.14)%	15.30%	(1.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	4.90%(h)	1.19%	1.31%	1.35%	1.98%(i)(j)
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.11%	0.12%	0.05%(i)
Net investment income	2.82%	2.64%	2.21%	1.57%	1.17%(i)
Supplemental Data
Net assets, end of period (000)	$210	$90	$89	$111	$98
Portfolio turnover rate	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.86% respectively.
(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.24	0.22	0.20	0.14	0.02
Net realized and unrealized gain (loss)	1.40	0.10	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	1.64	0.32	(1.89)	1.46	(0.20)
Distributions(c)
From net investment income	(0.27)	(0.21)	(0.19)	(0.14)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.27)	(0.21)	(0.33)	(0.14)	(0.01)
Net asset value, end of period	$10.37	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	18.30%	3.50%	(17.34)%	15.02%	(2.00)%(f)
Ratios to Average Net Assets(g)
Total expenses	5.05%(h)	1.44%	1.57%	1.60%	2.22%(i)(j)
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.37%	0.29%(i)
Net investment income	2.38%	2.39%	1.98%	1.32%	0.94%(i)
Supplemental Data
Net assets, end of period (000)	$960	$134	$148	$129	$98
Portfolio turnover rate	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.03% respectively.
(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.00	$8.89	$11.11	$9.79	$10.00
Net investment income(b)	0.29	0.26	0.23	0.17	0.02
Net realized and unrealized gain (loss)	1.38	0.09	(2.09)	1.32	(0.22)
Net increase (decrease) from investment operations	1.67	0.35	(1.86)	1.49	(0.20)
Distributions(c)
From net investment income	(0.28)	(0.24)	(0.22)	(0.17)	(0.01)
From net realized gain	—	—	(0.14)	(0.00)(d)	—
Total distributions	(0.28)	(0.24)	(0.36)	(0.17)	(0.01)
Net asset value, end of period	$10.39	$9.00	$8.89	$11.11	$9.79
Total Return(e)
Based on net asset value	18.60%	3.84%	(17.10)%	15.35%	(1.96)%(f)
Ratios to Average Net Assets(g)
Total expenses	4.85%(h)	1.10%	1.26%	1.30%	1.93%(i)(j)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.07%	— %(i)
Net investment income	2.87%	2.76%	2.26%	1.62%	1.23%(i)
Supplemental Data
Net assets, end of period (000)	$6,414	$2,686	$1,615	$2,000	$1,763
Portfolio turnover rate	11%	12%	17%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.81% respectively.
(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.31	0.24	0.25	0.17	0.02
Net realized and unrealized gain (loss)	1.81	0.28	(2.39)	2.19	(0.27)
Net increase (decrease) from investment operations	2.12	0.52	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.10)	(0.22)	(0.24)	(0.17)	(0.02)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.10)	(0.22)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$11.80	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	21.83%	5.48%	(18.24)%	24.34%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.61%	0.92%	0.92%	1.05%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.10%	0.09%	0.09%	0.08%	0.05%(h)
Net investment income	2.73%	2.40%	2.32%	1.47%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$125	$104	$101	$253	$97
Portfolio turnover rate	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.77	$9.47	$11.91	$9.72	$10.00
Net investment income(b)	0.28	0.21	0.21	0.15	0.02
Net realized and unrealized gain (loss)	1.82	0.28	(2.38)	2.19	(0.29)
Net increase (decrease) from investment operations	2.10	0.49	(2.17)	2.34	(0.27)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.21)	(0.15)	(0.01)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.10)	(0.19)	(0.27)	(0.15)	(0.01)
Net asset value, end of period	$11.77	$9.77	$9.47	$11.91	$9.72
Total Return(e)
Based on net asset value	21.59%	5.16%	(18.44)%	24.17%	(2.68)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.86%	1.17%	1.19%	1.25%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.35%	0.34%	0.34%	0.33%	0.30%(h)
Net investment income	2.49%	2.08%	2.01%	1.31%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$1,414	$1,109	$1,018	$1,246	$97
Portfolio turnover rate	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$9.78	$9.48	$11.92	$9.73	$10.00
Net investment income(b)	0.30	0.25	0.25	0.18	0.02
Net realized and unrealized gain (loss)	1.83	0.28	(2.39)	2.18	(0.27)
Net increase (decrease) from investment operations	2.13	0.53	(2.14)	2.36	(0.25)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.24)	(0.17)	(0.02)
From net realized gain	—	—	(0.06)	(0.00)(d)	—
Total distributions	(0.11)	(0.23)	(0.30)	(0.17)	(0.02)
Net asset value, end of period	$11.80	$9.78	$9.48	$11.92	$9.73
Total Return(e)
Based on net asset value	21.84%	5.55%	(18.18)%	24.40%	(2.55)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.56%	0.86%	0.89%	1.01%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.05%	0.04%	0.04%	0.04%	— %(h)
Net investment income	2.72%	2.50%	2.31%	1.60%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$4,456	$4,057	$1,756	$2,146	$1,751
Portfolio turnover rate	50%	31%	16%	11%	1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.30	0.24	0.26	0.20	0.02
Net realized and unrealized gain (loss)	2.15	0.37	(2.53)	2.65	(0.31)
Net increase (decrease) from investment operations	2.45	0.61	(2.27)	2.85	(0.29)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.25)	(0.20)	(0.02)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.15)	(0.26)	(0.40)	(0.20)	(0.02)
Net asset value, end of period	$12.32	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	24.57%	6.32%	(18.79)%	29.53%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.86%	1.02%	1.17%	1.26%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.09%	0.08%	0.08%	0.07%	0.05%(h)
Net investment income	2.59%	2.29%	2.37%	1.70%	1.10%(h)
Supplemental Data
Net assets, end of period (000)	$161	$232	$117	$148	$97
Portfolio turnover rate	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.66	$12.34	$9.69	$10.00
Net investment income(b)	0.27	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	2.14	0.39	(2.53)	2.65	(0.32)
Net increase (decrease) from investment operations	2.41	0.60	(2.30)	2.82	(0.30)
Distributions(c)
From net investment income	(0.10)	(0.21)	(0.23)	(0.17)	(0.01)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.14)	(0.24)	(0.38)	(0.17)	(0.01)
Net asset value, end of period	$12.29	$10.02	$9.66	$12.34	$9.69
Total Return(e)
Based on net asset value	24.19%	6.16%	(19.07)%	29.24%	(2.97)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.10%	1.27%	1.42%	1.50%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.34%	0.33%	0.33%	0.32%	0.30%(h)
Net investment income	2.28%	2.07%	2.14%	1.47%	0.85%(h)
Supplemental Data
Net assets, end of period (000)	$311	$209	$167	$161	$97
Portfolio turnover rate	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.02	$9.67	$12.34	$9.69	$10.00
Net investment income(b)	0.30	0.25	0.26	0.20	0.02
Net realized and unrealized gain (loss)	2.16	0.37	(2.52)	2.65	(0.31)
Net increase (decrease) from investment operations	2.46	0.62	(2.26)	2.85	(0.29)
Distributions(c)
From net investment income	(0.11)	(0.24)	(0.26)	(0.20)	(0.02)
From net realized gain	(0.04)	(0.03)	(0.15)	(0.00)(d)	—
Total distributions	(0.15)	(0.27)	(0.41)	(0.20)	(0.02)
Net asset value, end of period	$12.33	$10.02	$9.67	$12.34	$9.69
Total Return(e)
Based on net asset value	24.68%	6.36%	(18.74)%	29.59%	(2.94)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.81%	0.97%	1.12%	1.22%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.04%	0.03%	0.03%	0.02%	— %(h)
Net investment income	2.59%	2.37%	2.43%	1.75%	1.16%(h)
Supplemental Data
Net assets, end of period (000)	$3,597	$2,706	$2,049	$2,222	$1,744
Portfolio turnover rate	17%	14%	12%	11%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.30	0.24	0.26	0.19	0.02
Net realized and unrealized gain (loss)	2.55	0.57	(2.70)	3.09	(0.35)
Net increase (decrease) from investment operations	2.85	0.81	(2.44)	3.28	(0.33)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.26)	(0.20)	(0.02)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.11)	(0.22)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$13.24	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	27.24%	8.15%	(19.53)%	34.16%	(3.34)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.50%	0.85%	1.08%	1.20%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.08%	0.07%	0.06%	0.06%	0.05%(h)
Net investment income	2.38%	2.23%	2.36%	1.60%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$417	$296	$264	$305	$97
Portfolio turnover rate	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.49	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.27	0.21	0.23	0.17	0.02
Net realized and unrealized gain (loss)	2.55	0.57	(2.70)	3.08	(0.36)
Net increase (decrease) from investment operations	2.82	0.78	(2.47)	3.25	(0.34)
Distributions(c)
From net investment income	(0.10)	(0.20)	(0.23)	(0.17)	(0.01)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.10)	(0.20)	(0.35)	(0.17)	(0.01)
Net asset value, end of period	$13.21	$10.49	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	27.01%	7.78%	(19.73)%	33.83%	(3.36)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.75%	1.10%	1.32%	1.48%	2.24%(h)(i)
Total expenses after fees waived and/or reimbursed	0.33%	0.32%	0.31%	0.31%	0.30%(h)
Net investment income	2.14%	1.98%	2.07%	1.43%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$372	$248	$233	$180	$116
Portfolio turnover rate	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.50	$9.91	$12.73	$9.65	$10.00
Net investment income(b)	0.30	0.26	0.27	0.21	0.02
Net realized and unrealized gain (loss)	2.55	0.56	(2.70)	3.07	(0.35)
Net increase (decrease) from investment operations	2.85	0.82	(2.43)	3.28	(0.33)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.12)	(0.00)(d)	—
Total distributions	(0.11)	(0.23)	(0.39)	(0.20)	(0.02)
Net asset value, end of period	$13.24	$10.50	$9.91	$12.73	$9.65
Total Return(e)
Based on net asset value	27.26%	8.22%	(19.49)%	34.20%	(3.33)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.45%	0.77%	1.02%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.03%	0.02%	0.01%	0.01%	— %(h)
Net investment income	2.40%	2.38%	2.44%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$9,364	$6,213	$2,254	$2,292	$1,737
Portfolio turnover rate	55%	22%	13%	10%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.29	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	2.87	0.61	(2.85)	3.43	(0.38)
Net increase (decrease) from investment operations	3.16	0.84	(2.58)	3.64	(0.36)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$13.80	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	29.51%	8.29%	(20.08)%	38.08%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.61%	0.81%	0.99%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.22%	2.06%	2.36%	1.72%	1.06%(g)
Supplemental Data
Net assets, end of period (000)	$184	$127	$105	$131	$96
Portfolio turnover rate	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.74	$10.12	$13.05	$9.62	$10.00
Net investment income(b)	0.26	0.20	0.24	0.17	0.02
Net realized and unrealized gain (loss)	2.85	0.62	(2.84)	3.44	(0.39)
Net increase (decrease) from investment operations	3.11	0.82	(2.60)	3.61	(0.37)
Distributions(c)
From net investment income	(0.10)	(0.20)	(0.25)	(0.18)	(0.01)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.10)	(0.20)	(0.33)	(0.18)	(0.01)
Net asset value, end of period	$13.75	$10.74	$10.12	$13.05	$9.62
Total Return(d)
Based on net asset value	29.09%	8.03%	(20.27)%	37.74%	(3.66)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.87%	1.06%	1.23%	1.42%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.32%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	2.04%	1.81%	2.11%	1.40%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$1,025	$803	$693	$365	$96
Portfolio turnover rate	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.75	$10.13	$13.06	$9.62	$10.00
Net investment income(b)	0.28	0.24	0.28	0.21	0.02
Net realized and unrealized gain (loss)	2.89	0.61	(2.85)	3.44	(0.38)
Net increase (decrease) from investment operations	3.17	0.85	(2.57)	3.65	(0.36)
Distributions(c)
From net investment income	(0.11)	(0.23)	(0.28)	(0.21)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.23)	(0.36)	(0.21)	(0.02)
Net asset value, end of period	$13.81	$10.75	$10.13	$13.06	$9.62
Total Return(d)
Based on net asset value	29.62%	8.34%	(20.03)%	38.15%	(3.63)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.56%	0.76%	0.93%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.02%	0.01%	— %	— %	— %(g)
Net investment income	2.20%	2.12%	2.49%	1.77%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$5,812	$3,205	$2,574	$2,351	$1,732
Portfolio turnover rate	18%	15%	15%	11%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.28	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	3.09	0.69	(2.93)	3.61	(0.39)
Net increase (decrease) from investment operations	3.37	0.91	(2.66)	3.81	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.20)	(0.02)
Net asset value, end of period	$14.16	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	31.03%	8.84%	(20.46)%	39.90%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.57%	0.77%	1.01%	1.21%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.10%	1.97%	2.31%	1.68%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$204	$131	$108	$132	$96
Portfolio turnover rate	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.88	$10.21	$13.21	$9.61	$10.00
Net investment income(b)	0.26	0.20	0.22	0.17	0.02
Net realized and unrealized gain (loss)	3.08	0.66	(2.90)	3.61	(0.40)
Net increase (decrease) from investment operations	3.34	0.86	(2.68)	3.78	(0.38)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.10)	(0.19)	(0.32)	(0.18)	(0.01)
Net asset value, end of period	$14.12	$10.88	$10.21	$13.21	$9.61
Total Return(d)
Based on net asset value	30.84%	8.42%	(20.58)%	39.49%	(3.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.83%	1.01%	1.26%	1.44%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.99%	1.75%	1.92%	1.41%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$851	$679	$263	$243	$96
Portfolio turnover rate	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.22	$9.61	$10.00
Net investment income(b)	0.28	0.23	0.28	0.21	0.02
Net realized and unrealized gain (loss)	3.10	0.68	(2.94)	3.61	(0.39)
Net increase (decrease) from investment operations	3.38	0.91	(2.66)	3.82	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	—	—	(0.08)	—	—
Total distributions	(0.11)	(0.22)	(0.35)	(0.21)	(0.02)
Net asset value, end of period	$14.17	$10.90	$10.21	$13.22	$9.61
Total Return(d)
Based on net asset value	31.14%	8.89%	(20.41)%	39.96%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.52%	0.72%	0.94%	1.16%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	— %	— %	— %(g)
Net investment income	2.11%	2.04%	2.46%	1.74%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$6,939	$3,867	$3,027	$2,379	$1,730
Portfolio turnover rate	16%	15%	14%	8%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.27	0.21	0.27	0.21	0.02
Net realized and unrealized gain (loss)	3.18	0.71	(2.93)	3.63	(0.39)
Net increase (decrease) from investment operations	3.45	0.92	(2.66)	3.84	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.20)	(0.02)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.11)	(0.23)	(0.38)	(0.20)	(0.02)
Net asset value, end of period	$14.24	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	31.80%	8.91%	(20.47)%	40.22%	(3.73)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.77%	1.00%	1.11%	1.22%	1.98%(h)(i)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%(h)
Net investment income	2.05%	1.86%	2.33%	1.69%	1.06%(h)
Supplemental Data
Net assets, end of period (000)	$222	$158	$106	$133	$96
Portfolio turnover rate	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.20	$13.25	$9.60	$10.00
Net investment income(b)	0.24	0.19	0.24	0.18	0.02
Net realized and unrealized gain (loss)	3.17	0.71	(2.94)	3.65	(0.41)
Net increase (decrease) from investment operations	3.41	0.90	(2.70)	3.83	(0.39)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.10)	(0.20)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$14.21	$10.90	$10.20	$13.25	$9.60
Total Return(e)
Based on net asset value	31.45%	8.76%	(20.74)%	40.05%	(3.86)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.02%	1.25%	1.36%	1.47%	2.23%(h)(i)
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.30%	0.30%	0.30%(h)
Net investment income	1.83%	1.67%	2.06%	1.44%	0.81%(h)
Supplemental Data
Net assets, end of period (000)	$252	$185	$148	$175	$96
Portfolio turnover rate	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.27	0.22	0.28	0.21	0.02
Net realized and unrealized gain (loss)	3.18	0.70	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	3.45	0.92	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.00)(d)	(0.01)	(0.11)	—	—
Total distributions	(0.11)	(0.23)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$14.24	$10.90	$10.21	$13.25	$9.61
Total Return(e)
Based on net asset value	31.82%	8.97%	(20.43)%	40.29%	(3.72)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.72%	0.95%	1.06%	1.18%	1.93%(h)(i)
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	— %	— %	— %(h)
Net investment income	2.05%	1.98%	2.43%	1.74%	1.11%(h)
Supplemental Data
Net assets, end of period (000)	$4,345	$2,748	$2,296	$2,385	$1,729
Portfolio turnover rate	13%	14%	15%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.27	0.22	0.27	0.20	0.02
Net realized and unrealized gain (loss)	3.19	0.70	(2.95)	3.65	(0.39)
Net increase (decrease) from investment operations	3.46	0.92	(2.68)	3.85	(0.37)
Distributions(c)
From net investment income	(0.10)	(0.21)	(0.26)	(0.21)	(0.02)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.10)	(0.21)	(0.33)	(0.21)	(0.02)
Net asset value, end of period	$14.31	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	31.78%	8.96%	(20.53)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.67%	0.90%	1.04%	1.19%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.04%	1.94%	2.31%	1.66%	1.05%(g)
Supplemental Data
Net assets, end of period (000)	$345	$216	$159	$196	$96
Portfolio turnover rate	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.93	$10.23	$13.24	$9.60	$10.00
Net investment income(b)	0.25	0.18	0.24	0.18	0.02
Net realized and unrealized gain (loss)	3.18	0.71	(2.94)	3.64	(0.41)
Net increase (decrease) from investment operations	3.43	0.89	(2.70)	3.82	(0.39)
Distributions(c)
From net investment income	(0.10)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.10)	(0.19)	(0.31)	(0.18)	(0.01)
Net asset value, end of period	$14.26	$10.93	$10.23	$13.24	$9.60
Total Return(d)
Based on net asset value	31.52%	8.68%	(20.75)%	40.02%	(3.86)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.92%	1.15%	1.30%	1.41%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.87%	1.58%	2.05%	1.42%	0.81%(g)
Supplemental Data
Net assets, end of period (000)	$1,504	$859	$222	$351	$96
Portfolio turnover rate	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.95	$10.24	$13.25	$9.61	$10.00
Net investment income(b)	0.28	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	3.20	0.71	(2.94)	3.64	(0.39)
Net increase (decrease) from investment operations	3.48	0.93	(2.67)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(0.11)	(0.22)	(0.34)	(0.21)	(0.02)
Net asset value, end of period	$14.32	$10.95	$10.24	$13.25	$9.61
Total Return(d)
Based on net asset value	31.89%	9.01%	(20.48)%	40.30%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.62%	0.85%	0.99%	1.15%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	— %	— %	— %(g)
Net investment income	2.08%	1.98%	2.37%	1.75%	1.11%(g)
Supplemental Data
Net assets, end of period (000)	$4,229	$2,761	$2,370	$2,385	$1,729
Portfolio turnover rate	14%	14%	20%	9%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.27	0.22	0.27	0.21	0.02
Net realized and unrealized gain (loss)	3.18	0.71	(2.93)	3.64	(0.39)
Net increase (decrease) from investment operations	3.45	0.93	(2.66)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.27)	(0.21)	(0.02)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.24)	(0.38)	(0.21)	(0.02)
Net asset value, end of period	$14.19	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	31.91%	9.03%	(20.46)%	40.24%	(3.73)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.87%	1.17%	1.18%	1.22%	1.98%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.05%	0.05%	0.05%(g)
Net investment income	2.06%	1.96%	2.31%	1.70%	1.04%(g)
Supplemental Data
Net assets, end of period (000)	$149	$114	$103	$132	$96
Portfolio turnover rate	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.89	$10.21	$13.24	$9.60	$10.00
Net investment income(b)	0.23	0.18	0.24	0.17	0.02
Net realized and unrealized gain (loss)	3.19	0.71	(2.92)	3.65	(0.41)
Net increase (decrease) from investment operations	3.42	0.89	(2.68)	3.82	(0.39)
Distributions(c)
From net investment income	(0.11)	(0.19)	(0.24)	(0.18)	(0.01)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.21)	(0.35)	(0.18)	(0.01)
Net asset value, end of period	$14.15	$10.89	$10.21	$13.24	$9.60
Total Return(d)
Based on net asset value	31.60%	8.71%	(20.59)%	39.95%	(3.85)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.11%	1.41%	1.43%	1.47%	2.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.30%	0.30%	0.30%(g)
Net investment income	1.74%	1.64%	2.05%	1.43%	0.80%(g)
Supplemental Data
Net assets, end of period (000)	$1,057	$463	$160	$155	$96
Portfolio turnover rate	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period from 08/18/20(a) to 10/31/20

Net asset value, beginning of period	$10.90	$10.21	$13.25	$9.61	$10.00
Net investment income(b)	0.28	0.23	0.27	0.21	0.02
Net realized and unrealized gain (loss)	3.17	0.70	(2.92)	3.64	(0.39)
Net increase (decrease) from investment operations	3.45	0.93	(2.65)	3.85	(0.37)
Distributions(c)
From net investment income	(0.11)	(0.22)	(0.28)	(0.21)	(0.02)
From net realized gain	(0.05)	(0.02)	(0.11)	—	—
Total distributions	(0.16)	(0.24)	(0.39)	(0.21)	(0.02)
Net asset value, end of period	$14.19	$10.90	$10.21	$13.25	$9.61
Total Return(d)
Based on net asset value	31.92%	9.08%	(20.42)%	40.31%	(3.72)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.82%	1.12%	1.13%	1.17%	1.93%(g)(h)
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	— %	— %	— %(g)
Net investment income	2.12%	2.01%	2.36%	1.75%	1.10%(g)
Supplemental Data
Net assets, end of period (000)	$2,863	$2,101	$1,881	$2,385	$1,729
Portfolio turnover rate	11%	15%	15%	10%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock LifePath® ESG Index 2070 Fund
Institutional
Period from 09/24/24(a)
to 10/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.03
Net realized and unrealized loss	(0.24)
Net decrease from investment operations	(0.21)
Net asset value, end of period	$9.79
Total Return(c)
Based on net asset value	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.27%(f)(g)
Total expenses after fees waived and/or reimbursed	0.06%(f)
Net investment income	3.27%(f)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.65%.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock LifePath® ESG Index 2070 Fund (continued)
Investor A
Period from 09/24/24(a)
to 10/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.03
Net realized and unrealized loss	(0.24)
Net decrease from investment operations	(0.21)
Net asset value, end of period	$9.79
Total Return(c)
Based on net asset value	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.52%(f)(g)
Total expenses after fees waived and/or reimbursed	0.30%(f)
Net investment income	3.02%(f)
Supplemental Data
Net assets, end of period (000)	$98
Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.90%.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock LifePath® ESG Index 2070 Fund (continued)
Class K
Period from 09/24/24(a)
to 10/31/24
Net asset value, beginning of period	$10.00
Net investment income(b)	0.03
Net realized and unrealized loss	(0.24)
Net decrease from investment operations	(0.21)
Net asset value, end of period	$9.79
Total Return(c)
Based on net asset value	(2.10)%(d)
Ratios to Average Net Assets(e)
Total expenses	1.23%(f)(g)
Total expenses after fees waived and/or reimbursed	0.01%(f)
Net investment income	3.31%(f)
Supplemental Data
Net assets, end of period (000)	$1,762
Portfolio turnover rate	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.60%.

See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified
BlackRock LifePath® ESG Index 2070 Fund	LifePath ESG Index 2070 Fund	Diversified
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Reorganization: The Board of LifePath ESG Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath ESG Index 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	10,000	1.02552467	Institutional	10,255
Investor A	39,521	1.02705827	InvestorA	40,590
Class K	289,762	1.02514510	ClassK	297,048
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$3,679,264
Paid-in-capital	3,414,526
Accumulated earnings	264,738
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $3,960,440. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $7,639,704. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath ESG Index 2025 Fund	$ 3,693,120	$ 3,280,613
Notes to Financial Statements

Notes to Financial Statements  (continued)

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on November 1, 2023, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended October 31, 2024,  were as follows:
• Net investment income (loss): $ 231,172
• Net realized and change in unrealized gain/loss on investments: $ 919,138
• Net increase/decrease in net assets resulting from operations: $ 1,150,310
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath ESG Index Retirement Fund in connection with the reorganization were expensed by LifePath ESG Index Retirement Fund. The Manager reimbursed the Fund $150,000, which is included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index Retirement Fund
Barclays Bank PLC	$ 23,600	$ (23,600)	$ —	$ —
J.P. Morgan Securities LLC	525,188	(525,188)	—	—
RBC Capital Markets LLC	232,650	(232,650)	—	—
UBS AG	398,752	(398,752)	—	—
Wells Fargo Securities LLC	391,524	(391,524)	—	—
	$ 1,571,714	$ (1,571,714)	$ —	$ —
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath ESG Index 2030 Fund
Barclays Bank PLC	$ 5,428	$ (5,428)	$ —	$ —
J.P. Morgan Securities LLC	794,402	(794,402)	—	—
RBC Capital Markets LLC	91,650	(91,650)	—	—
UBS AG	74,766	(74,766)	—	—
Wells Fargo Bank N.A.	107,522	(107,522)	—	—
Wells Fargo Securities LLC	2,124	(2,124)	—	—
	$ 1,075,892	$ (1,075,892)	$ —	$ —
LifePath ESG Index 2035 Fund
J.P. Morgan Securities LLC	$ 559,305	$ (559,305)	$ —	$ —
RBC Capital Markets LLC	215,025	(215,025)	—	—
	$ 774,330	$ (774,330)	$ —	$ —
LifePath ESG Index 2040 Fund
Barclays Bank PLC	$ 22,892	$ (22,892)	$ —	$ —
J.P. Morgan Securities LLC	1,824,651	(1,824,651)	—	—
RBC Capital Markets LLC	812,634	(812,634)	—	—
	$ 2,660,177	$ (2,660,177)	$ —	$ —
LifePath ESG Index 2045 Fund
J.P. Morgan Securities LLC	$ 1,112,389	$ (1,112,389)	$ —	$ —
RBC Capital Markets LLC	500,550	(500,550)	—	—
Wells Fargo Bank N.A.	10,478	(10,478)	—	—
	$ 1,623,417	$ (1,623,417)	$ —	$ —
LifePath ESG Index 2050 Fund
Barclays Bank PLC	$ 47,802	$ (47,802)	$ —	$ —
J.P. Morgan Securities LLC	1,955,900	(1,955,900)	—	—
	$ 2,003,702	$ (2,003,702)	$ —	$ —
LifePath ESG Index 2055 Fund
J.P. Morgan Securities LLC	$ 1,153,416	$ (1,153,416)	$ —	$ —
RBC Capital Markets LLC	243,225	(243,225)	—	—
Wells Fargo Bank N.A.	10,831	(10,831)	—	—
Wells Fargo Securities LLC	51,826	(51,826)	—	—
	$ 1,459,298	$ (1,459,298)	$ —	$ —
LifePath ESG Index 2060 Fund
Barclays Bank PLC	$ 23,600	$ (23,600)	$ —	$ —
J.P. Morgan Securities LLC	1,254,067	(1,254,067)	—	—
RBC Capital Markets LLC	1,105,975	(1,105,975)	—	—
Wells Fargo Securities LLC	26,526	(26,526)	—	—
	$ 2,410,168	$ (2,410,168)	$ —	$ —
LifePath ESG Index 2065 Fund
J.P. Morgan Securities LLC	$ 1,126,238	$ (1,126,238)	$ —	$ —
RBC Capital Markets LLC	236,461	(236,461)	—	—
	$ 1,362,699	$ (1,362,699)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended October 31, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 541
LifePath ESG Index 2030 Fund	3,271
LifePath ESG Index 2035 Fund	668
LifePath ESG Index 2040 Fund	868
LifePath ESG Index 2045 Fund	2,375
LifePath ESG Index 2050 Fund	2,116
LifePath ESG Index 2055 Fund	553
LifePath ESG Index 2060 Fund	3,325
LifePath ESG Index 2065 Fund	2,297
LifePath ESG Index 2070 Fund	25
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.
For the year ended October 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$ 218	$ 433	$ 5,073	$ 5,724
LifePath ESG Index 2030 Fund	246	2,617	7,124	9,987
LifePath ESG Index 2035 Fund	365	535	4,861	5,761
LifePath ESG Index 2040 Fund	722	695	12,456	13,873
LifePath ESG Index 2045 Fund	325	1,900	7,693	9,918
LifePath ESG Index 2050 Fund	352	1,693	8,904	10,949
LifePath ESG Index 2055 Fund	396	443	5,836	6,675
LifePath ESG Index 2060 Fund	583	2,660	5,574	8,817
LifePath ESG Index 2065 Fund	276	1,837	3,854	5,967
LifePath ESG Index 2070 Fund	20	20	274	314
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended October 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 8
LifePath ESG Index 2030 Fund	31
LifePath ESG Index 2035 Fund	8
LifePath ESG Index 2040 Fund	61
LifePath ESG Index 2045 Fund	29
LifePath ESG Index 2050 Fund	28
LifePath ESG Index 2055 Fund	14
LifePath ESG Index 2060 Fund	17
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index 2065 Fund	$ 10
LifePath ESG Index 2070 Fund	1
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 5,126
LifePath ESG Index 2030 Fund	9,473
LifePath ESG Index 2035 Fund	6,097
LifePath ESG Index 2040 Fund	15,718
LifePath ESG Index 2045 Fund	11,448
LifePath ESG Index 2050 Fund	13,185
LifePath ESG Index 2055 Fund	8,277
LifePath ESG Index 2060 Fund	10,250
LifePath ESG Index 2065 Fund	6,971
LifePath ESG Index 2070 Fund	376
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2034. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2024, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 22,294
LifePath ESG Index 2030 Fund	22,325
LifePath ESG Index 2035 Fund	22,294
LifePath ESG Index 2040 Fund	22,356
LifePath ESG Index 2045 Fund	22,326
LifePath ESG Index 2050 Fund	22,325
LifePath ESG Index 2055 Fund	22,325
LifePath ESG Index 2060 Fund	22,325
LifePath ESG Index 2065 Fund	22,294
LifePath ESG Index 2070 Fund	14,971
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath ESG Index Retirement Fund	$ 1,111
LifePath ESG Index 2030 Fund	1,114
LifePath ESG Index 2035 Fund	847
LifePath ESG Index 2040 Fund	1,932
LifePath ESG Index 2045 Fund	1,299
LifePath ESG Index 2050 Fund	1,531
LifePath ESG Index 2055 Fund	850
LifePath ESG Index 2060 Fund	1,208
LifePath ESG Index 2065 Fund	845
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
6.
 PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$1,042,696	$399,809
LifePath ESG Index 2030 Fund	3,013,817	3,271,568
LifePath ESG Index 2035 Fund	878,514	617,211
LifePath ESG Index 2040 Fund	6,493,249	4,816,137
LifePath ESG Index 2045 Fund	2,765,063	1,137,632
LifePath ESG Index 2050 Fund	2,938,871	1,102,426
LifePath ESG Index 2055 Fund	1,338,037	570,640
LifePath ESG Index 2060 Fund	1,686,632	737,595
LifePath ESG Index 2065 Fund	973,273	407,772
LifePath ESG Index 2070 Fund	2,048,423	31,493
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/24	Year Ended 10/31/23
LifePath ESG Index Retirement Fund
Ordinary income	$ 98,974	$ 64,254
LifePath ESG Index 2030 Fund
Ordinary income	$ 58,143	$ 75,575
LifePath ESG Index 2035 Fund
Ordinary income	$ 36,227	$ 66,142
Long-term capital gains	9,970	8,322
	$ 46,197	$ 74,464
LifePath ESG Index 2040 Fund
Ordinary income	$ 70,387	$ 84,419
LifePath ESG Index 2045 Fund
Ordinary income	$ 43,445	$ 79,932
LifePath ESG Index 2050 Fund
Ordinary income	$ 48,843	$ 84,415
LifePath ESG Index 2055 Fund
Ordinary income	$ 30,052	$ 58,013
Long-term capital gains	1,337	2,266
	$ 31,389	$ 60,279
LifePath ESG Index 2060 Fund
Ordinary income	$ 39,721	$ 64,965
LifePath ESG Index 2065 Fund
Ordinary income	$ 28,773	$ 47,574
Long-term capital gains	13,607	3,838
	$ 42,380	$ 51,412
As of October 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
LifePath ESG Index Retirement Fund	$ 20,270	$ 23,401	$ 337,553	$ 381,224
LifePath ESG Index 2030 Fund	262,508	—	614,321	876,829
LifePath ESG Index 2035 Fund	80,846	22,190	567,104	670,140
LifePath ESG Index 2040 Fund	435,899	56,343	1,289,640	1,781,882
LifePath ESG Index 2045 Fund	118,685	24,333	1,275,042	1,418,060
LifePath ESG Index 2050 Fund	113,407	40,244	1,549,415	1,703,066
LifePath ESG Index 2055 Fund	70,111	28,323	1,087,733	1,186,167
LifePath ESG Index 2060 Fund	79,461	26,250	1,327,679	1,433,390
LifePath ESG Index 2065 Fund	55,059	22,194	960,802	1,038,055
LifePath ESG Index 2070 Fund	6,844	11,032	(59,750)	(41,874)

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
During the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
LifePath ESG Index Retirement Fund	$ 763
LifePath ESG Index 2030 Fund	51,029
LifePath ESG Index 2040 Fund	1,024
LifePath ESG Index 2045 Fund	24,215
LifePath ESG Index 2050 Fund	14,026
LifePath ESG Index 2060 Fund	13,091
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$ 8,898,603	$ 337,553	$ —	$ 337,553

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index 2030 Fund	$ 6,496,382	$ 614,321	$ —	$ 614,321
LifePath ESG Index 2035 Fund	4,314,912	567,104	—	567,104
LifePath ESG Index 2040 Fund	11,624,207	1,289,640	—	1,289,640
LifePath ESG Index 2045 Fund	7,433,506	1,275,042	—	1,275,042
LifePath ESG Index 2050 Fund	8,525,100	1,549,415	—	1,549,415
LifePath ESG Index 2055 Fund	5,248,740	1,087,733	—	1,087,733
LifePath ESG Index 2060 Fund	7,154,968	1,327,679	—	1,327,679
LifePath ESG Index 2065 Fund	4,531,591	960,802	—	960,802
LifePath ESG Index 2070 Fund	2,020,450	—	(59,750)	(59,750)
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2024, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements  (continued)

10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares issued in reorganization	10,255	$ 108,480	—	$ —
	10,255	$ 108,480	—	$ —
Investor A
Shares sold	38,973	$ 418,432	1,234	$ 11,810
Shares issued in reinvestment of distributions	726	7,673	141	1,314
Shares issued in reorganization	40,590	428,430	—	—
Shares redeemed	(2,574)	(25,977)	(3,189)	(30,136)
	77,715	$ 828,558	(1,814)	$ (17,012)
Class K
Shares sold	33,766	$ 343,185	116,332	$ 1,098,629
Shares issued in reinvestment of distributions	3,413	35,298	1,690	15,882
Shares issued in reorganization	297,048	3,142,354	—	—
Shares redeemed	(15,483)	(163,958)	(1,244)	(11,847)
	318,744	$ 3,356,879	116,778	$ 1,102,664
	406,714	$ 4,293,917	114,964	$ 1,085,652

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	911	$ 9,959	1,316	$ 13,763
Shares issued in reinvestment of distributions	6	66	14	139
Shares redeemed	(955)	(11,259)	(1,318)	(13,205)
	(38)	$ (1,234)	12	$ 697
Investor A
Shares sold	19,204	$ 202,774	67,002	$ 651,499
Shares issued in reinvestment of distributions	1,070	11,543	1,199	11,952
Shares redeemed	(13,518)	(146,399)	(62,342)	(637,627)
	6,756	$ 67,918	5,859	$ 25,824
Class K
Shares sold	210,247	$ 2,300,363	231,352	$ 2,365,260
Shares issued in reinvestment of distributions	2,341	25,258	1,721	17,469
Shares redeemed	(249,978)	(2,783,009)	(3,474)	(34,663)
	(37,390)	$ (457,388)	229,599	$ 2,348,066
	(30,672)	$ (390,704)	235,470	$ 2,374,587

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	909	$ 11,000	10,951	$ 115,200
Shares issued in reinvestment of distributions	172	1,915	109	1,124
Shares redeemed	(11,149)	(126,083)	—	—
	(10,068)	$ (113,168)	11,060	$ 116,324
Investor A
Shares sold	4,290	$ 49,927	3,862	$ 40,903
Shares issued in reinvestment of distributions	137	1,521	189	1,954
Shares redeemed	(23)	(265)	(432)	(4,416)
	4,404	$ 51,183	3,619	$ 38,441

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund (continued)
Class K
Shares sold	46,832	$ 543,085	60,750	$ 626,790
Shares issued in reinvestment of distributions	1,215	13,486	1,709	17,688
Shares redeemed	(26,224)	(296,507)	(4,417)	(47,392)
	21,823	$ 260,064	58,042	$ 597,086
	16,159	$ 198,079	72,721	$ 751,851

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	9,757	$ 120,150	1,177	$ 12,703
Shares issued in reinvestment of distributions	166	1,953	359	3,863
Shares redeemed	(6,596)	(79,500)	(71)	(769)
	3,327	$ 42,603	1,465	$ 15,797
Investor A
Shares sold	5,318	$ 60,518	797	$ 8,617
Shares issued in reinvestment of distributions	149	1,746	243	2,622
Shares redeemed	(983)	(12,249)	(830)	(8,960)
	4,484	$ 50,015	210	$ 2,279
Class K
Shares sold	466,724	$ 5,641,097	403,879	$ 4,430,624
Shares issued in reinvestment of distributions	3,840	45,118	3,010	32,584
Shares redeemed	(355,319)	(4,290,601)	(42,333)	(464,185)
	115,245	$ 1,395,614	364,556	$ 3,999,023
	123,056	$ 1,488,232	366,231	$ 4,017,099

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	1,497	$ 19,177	1,416	$ 15,649
Shares issued in reinvestment of distributions	18	224	23	262
Shares redeemed	(14)	(176)	(5)	(54)
	1,501	$ 19,225	1,434	$ 15,857
Investor A
Shares sold	12,431	$ 148,199	7,623	$ 87,246
Shares issued in reinvestment of distributions	602	7,281	1,056	11,676
Shares redeemed	(13,346)	(161,051)	(2,387)	(26,531)
	(313)	$ (5,571)	6,292	$ 72,391
Class K
Shares sold	175,002	$ 2,164,058	53,834	$ 599,269
Shares issued in reinvestment of distributions	1,175	14,227	2,015	22,413
Shares redeemed	(53,230)	(693,972)	(11,805)	(133,710)
	122,947	$ 1,484,313	44,044	$ 487,972
	124,135	$ 1,497,967	51,770	$ 576,220
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	2,445	$ 31,780	1,417	$ 15,846
Shares issued in reinvestment of distributions	21	256	26	288
Shares redeemed	(23)	(300)	(5)	(63)
	2,443	$ 31,736	1,438	$ 16,071
Investor A
Shares sold	25,159	$ 299,217	44,137	$ 494,067
Shares issued in reinvestment of distributions	576	7,093	524	5,953
Shares redeemed	(27,898)	(350,636)	(7,976)	(91,430)
	(2,163)	$ (44,326)	36,685	$ 408,590
Class K
Shares sold	182,813	$ 2,355,023	63,723	$ 709,705
Shares issued in reinvestment of distributions	1,623	20,015	3,015	34,001
Shares redeemed	(49,467)	(668,225)	(8,272)	(96,363)
	134,969	$ 1,706,813	58,466	$ 647,343
	135,249	$ 1,694,223	96,589	$ 1,072,004

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	1,083	$ 14,430	4,131	$ 47,376
Shares issued in reinvestment of distributions	41	509	25	283
Shares redeemed	(23)	(311)	(7)	(84)
	1,101	$ 14,628	4,149	$ 47,575
Investor A
Shares sold	2,678	$ 34,961	2,925	$ 33,367
Shares issued in reinvestment of distributions	58	721	92	1,024
Shares redeemed	(1,954)	(24,179)	(541)	(6,111)
	782	$ 11,503	2,476	$ 28,280
Class K
Shares sold	90,718	$ 1,166,130	31,914	$ 357,924
Shares issued in reinvestment of distributions	648	7,998	1,193	13,416
Shares redeemed	(38,399)	(515,322)	(5,946)	(69,249)
	52,967	$ 658,806	27,161	$ 302,091
	54,850	$ 684,937	33,786	$ 377,946

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	4,400	$ 58,806	4,082	$ 46,180
Shares issued in reinvestment of distributions	83	1,025	152	1,722
Shares redeemed	(49)	(660)	(31)	(347)
	4,434	$ 59,171	4,203	$ 47,555
Investor A
Shares sold	51,136	$ 634,853	56,988	$ 631,590
Shares issued in reinvestment of distributions	761	9,430	605	6,830
Shares redeemed	(24,989)	(317,544)	(743)	(8,357)
	26,908	$ 326,739	56,850	$ 630,063

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund (continued)
Class K
Shares sold	69,835	$ 920,813	27,246	$ 308,077
Shares issued in reinvestment of distributions	657	8,154	1,170	13,222
Shares redeemed	(27,190)	(376,024)	(7,788)	(89,254)
	43,302	$ 552,943	20,628	$ 232,045
	74,644	$ 938,853	81,681	$ 909,663

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	434	$ 6,071	373	$ 4,237
Shares issued in reinvestment of distributions	6	75	5	54
Shares redeemed	(393)	(5,523)	(3)	(28)
	47	$ 623	375	$ 4,263
Investor A
Shares sold	47,404	$ 586,780	29,717	$ 335,370
Shares issued in reinvestment of distributions	584	7,181	175	1,972
Shares redeemed	(15,813)	(205,031)	(3,053)	(33,938)
	32,175	$ 388,930	26,839	$ 303,404
Class K
Shares sold	19,293	$ 254,307	9,504	$ 107,315
Shares issued in reinvestment of distributions	187	2,298	144	1,615
Shares redeemed	(10,472)	(133,284)	(1,123)	(13,049)
	9,008	$ 123,321	8,525	$ 95,881
	41,230	$ 512,874	35,739	$ 403,548

	Period from 09/24/24(a) to 10/31/24
Fund Name / Share Class	Shares	Amounts
LifePath ESG Index 2070 Fund
Institutional
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Investor A
Shares sold	10,010	$ 100,100
Shares redeemed	(10)	(100)
	10,000	$ 100,000
Class K
Shares sold	180,010	$ 1,800,100
Shares redeemed	(10)	(100)
	180,000	$ 1,800,000
	200,000	$ 2,000,000

(a)	Commencement of operations.
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
LifePath ESG Index Retirement Fund	20,255	20,271	364,526
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Institutional	Investor A	Class K
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000
LifePath ESG Index 2070 Fund	10,000	10,000	180,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
BlackRock LifePath® ESG Index Retirement Fund(1)
BlackRock LifePath® ESG Index 2030 Fund(1)
BlackRock LifePath® ESG Index 2035 Fund(1)
BlackRock LifePath® ESG Index 2040 Fund(1)
BlackRock LifePath® ESG Index 2045 Fund(1)
BlackRock LifePath® ESG Index 2050 Fund(1)
BlackRock LifePath® ESG Index 2055 Fund(1)
BlackRock LifePath® ESG Index 2060 Fund(1)
BlackRock LifePath® ESG Index 2065 Fund(1)
BlackRock LifePath® ESG Index 2070 Fund(2)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2) Statement of operations and statement of changes in net assets for the period September 24, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2024:
Fund Name	Qualified Dividend Income
LifePath ESG Index Retirement Fund	$ 30,907
LifePath ESG Index 2025 Fund(a)	20,182
LifePath ESG Index 2030 Fund	58,864
LifePath ESG Index 2035 Fund	46,545
LifePath ESG Index 2040 Fund	132,642
LifePath ESG Index 2045 Fund	101,713
LifePath ESG Index 2050 Fund	131,080
LifePath ESG Index 2055 Fund	80,798
LifePath ESG Index 2060 Fund	100,904
LifePath ESG Index 2065 Fund	61,941
LifePath ESG Index 2070 Fund	12,894

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath ESG Index 2035 Fund	$ 9,970
LifePath ESG Index 2055 Fund	1,327
LifePath ESG Index 2065 Fund	13,607
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
LifePath ESG Index Retirement Fund	$ 6,222	$ 680
LifePath ESG Index 2025 Fund(a)	8,047	899
LifePath ESG Index 2030 Fund	16,589	1,861
LifePath ESG Index 2035 Fund	15,384	1,709
LifePath ESG Index 2040 Fund	38,338	4,067
LifePath ESG Index 2045 Fund	34,632	3,860
LifePath ESG Index 2050 Fund	48,816	5,425
LifePath ESG Index 2055 Fund	29,423	2,937
LifePath ESG Index 2060 Fund	40,731	4,613
LifePath ESG Index 2065 Fund	17,702	1,880

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
Fund Name	Federal Obligation Interest
LifePath ESG Index Retirement Fund	$ 27,559
LifePath ESG Index 2025 Fund(a)	24,271
LifePath ESG Index 2030 Fund	33,016
LifePath ESG Index 2035 Fund	13,897
LifePath ESG Index 2040 Fund	28,176
LifePath ESG Index 2045 Fund	9,339
LifePath ESG Index 2050 Fund	4,381
LifePath ESG Index 2055 Fund	890
LifePath ESG Index 2060 Fund	787
LifePath ESG Index 2065 Fund	568
LifePath ESG Index 2070 Fund	25

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
LifePath ESG Index Retirement Fund	5.70%
LifePath ESG Index 2025 Fund(a)	0.11
LifePath ESG Index 2030 Fund	44.24
LifePath ESG Index 2035 Fund	100.00
LifePath ESG Index 2040 Fund	100.00
LifePath ESG Index 2045 Fund	100.00
LifePath ESG Index 2050 Fund	88.23
LifePath ESG Index 2055 Fund	100.00
LifePath ESG Index 2060 Fund	100.00
LifePath ESG Index 2065 Fund	100.00
LifePath ESG Index 2070 Fund	100.00

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
Fund Name	Interest Dividends
LifePath ESG Index Retirement Fund	$ 74,885
LifePath ESG Index 2025 Fund(a)	72,802
LifePath ESG Index 2030 Fund	96,939
LifePath ESG Index 2035 Fund	43,253
LifePath ESG Index 2040 Fund	66,339
LifePath ESG Index 2045 Fund	24,445
LifePath ESG Index 2050 Fund	10,048
LifePath ESG Index 2055 Fund	1,855
LifePath ESG Index 2060 Fund	1,933
LifePath ESG Index 2065 Fund	1,338
LifePath ESG Index 2070 Fund	62

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
LifePath ESG Index Retirement Fund	$ 69,678	$ —
LifePath ESG Index 2025 Fund(a)	67,743	40,179
LifePath ESG Index 2030 Fund	90,307	—
LifePath ESG Index 2035 Fund	40,363	2,198
LifePath ESG Index 2040 Fund	61,984	—
LifePath ESG Index 2045 Fund	22,911	—
LifePath ESG Index 2050 Fund	9,439	—
LifePath ESG Index 2055 Fund	1,740	—
LifePath ESG Index 2060 Fund	1,802	—
LifePath ESG Index 2065 Fund	1,242	—
LifePath ESG Index 2070 Fund	57	—

(a)	Effective October 7, 2024, LifePath ESG Index 2025 Fund reorganized into LifePath ESG Index Retirement Fund.
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath ESG Index Retirement Fund (“LifePath ESG Index Retirement Fund”), BlackRock LifePath ESG Index 2030 Fund (“LifePath ESG Index 2030 Fund”), BlackRock LifePath ESG Index 2035 Fund (“LifePath ESG Index 2035 Fund”), BlackRock LifePath ESG Index 2040 Fund (“LifePath ESG Index 2040 Fund”), BlackRock LifePath ESG Index 2045 Fund (“LifePath ESG Index 2045 Fund”), BlackRock LifePath ESG Index 2050 Fund (“LifePath ESG Index 2050 Fund”), BlackRock LifePath ESG Index 2055 Fund (“LifePath ESG Index 2055 Fund”), BlackRock LifePath ESG Index 2060 Fund (“LifePath ESG Index 2060 Fund”) and BlackRock LifePath ESG Index 2065 Fund (“LifePath ESG Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, each of LifePath ESG Index 2050 Fund, LifePath ESG Index 2055 Fund, LifePath ESG Index 2060 Fund and LifePath ESG Index 2065 Fund ranked in the first quartile against its Morningstar Category.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index Retirement Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Category.
The Board noted that for the one-year, three-year and since-inception periods reported, each of LifePath ESG Index 2040 Fund and LifePath ESG Index 2045 Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Category.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2030 Fund ranked in the second, second and third quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-year, three-year and since-inception periods reported, LifePath ESG Index 2035 Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Category. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that each of LifePath ESG Index Retirement Fund’s, LifePath ESG Index 2030 Fund’s, LifePath ESG Index 2035 Fund’s, LifePath ESG Index 2040 Fund’s, LifePath ESG Index 2045 Fund’s, LifePath ESG Index 2050 Fund’s, LifePath ESG Index 2055 Fund’s, LifePath ESG Index 2060 Fund’s and LifePath ESG Index 2065 Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on May 15-17, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath ESG Index 2070 Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: December 20, 2024

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